As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 01, 2022 through October 31, 2022

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

October 31, 2022

Pacer Trendpilot® US Large Cap ETF	*Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF	*Ticker: PTMC*
Pacer Trendpilot® 100 ETF	*Ticker: PTNQ*
Pacer Trendpilot® European Index ETF	*Ticker: PTEU*
Pacer Trendpilot® International ETF	*Ticker: PTIN*
Pacer Trendpilot® US Bond ETF	*Ticker: PTBD*
Pacer Trendpilot® Fund of Funds ETF	*Ticker: TRND*
Pacer Global Cash Cows Dividend ETF	*Ticker: GCOW*
Pacer US Cash Cows 100 ETF	*Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF	*Ticker: CALF*
Pacer Developed Markets International Cash Cows 100 ETF	*Ticker: ICOW*
Pacer US Cash Cows Growth ETF	*Ticker: BUL*
Pacer Emerging Markets Cash Cows 100 ETF	*Ticker: ECOW*
Pacer Cash Cows Fund of Funds ETF	*Ticker: HERD*
Pacer WealthShield ETF	*Ticker: PWS*
Pacer Benchmark Industrial Real Estate SCTR℠ ETF	*Ticker: INDS*
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF	*Ticker: SRVR*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	*Ticker: SZNE*
Pacer CSOP FTSE China A50 ETF	*Ticker: AFTY*
Pacer BioThreat Strategy ETF	*Ticker: VIRS*
Pacer Lunt Large Cap Alternator ETF	*Ticker: ALTL*
Pacer Lunt Midcap Multi-Factor Alternator ETF	*Ticker: PAMC*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	*Ticker: PALC*
Pacer US Export Leaders ETF	*Ticker: PEXL*
Pacer Pacific Asset Floating Rate High Income ETF	*Ticker: FLRT*
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	*Ticker: TRPL*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	*Ticker: QDPL*
Pacer Data and Digital Revolution ETF	*Ticker: TRFK*
Pacer Industrials and Logistics ETF	*Ticker: SHPP*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2022

Pacer Trendpilot® US Large Cap ETF

Industry(a)	Percentage of Net Assets
Short-Term Investments	100.1%
Liabilities in excess of other assets	-0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Industry(a)	Percentage of Net Assets
Short-Term Investments	100.0%
Liabilities in excess of other assets	-0.0%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Mid Cap Index.

(b)	Less than 0.05%.

Pacer Trendpilot® 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.1%
Capital Goods	0.9%
Commercial & Professional Services	0.5%
Consumer Durables & Apparel	0.2%
Consumer Services	1.2%
Food & Staples Retailing	1.1%
Food, Beverage & Tobacco	2.2%
Health Care Equipment & Services	0.8%
Media & Entertainment	6.2%
Pharmaceuticals, Biotechnology	2.7%
Retailing	3.9%
Semiconductors & Semiconductor	6.6%
Software & Services	9.6%
Technology Hardware & Equipment	7.6%
Telecommunication Services	0.9%
Transportation	0.4%
Utilities	0.7%
Short-Term Investments	52.4%
Investments Purchased with Proceeds from Securities Lending	6.4%
Liabilities in excess of other assets	-6.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Trendpilot® European Index ETF

Industry(a)	Percentage of Net Assets
Greece	0.0%(b)
Netherlands	0.0%(b)
United Kingdom	0.1%
Short-Term Investments	99.3%
Other assets in excess of liabilities	0.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® European Index.

(b)	Less than 0.05%.

Pacer Trendpilot® International ETF

Industry(a)	Percentage of Net Assets
Capital Goods	0.0%(b)
Diversified Financials	0.0%(b)
Insurance	0.0%(b)
Real Estate	0.0%(b)
Short-Term Investments	99.8%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International Index.

Pacer Trendpilot® US Bond ETF

Industry(a)	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	2.0%
Agriculture	0.3%
Airlines	1.7%
Apparel	0.2%
Auto Manufacturers	3.4%
Auto Parts & Equipment	1.0%
Banks	2.1%
Beverages	0.1%
Biotechnology	0.1%
Building Materials	1.2%
Chemicals	2.1%
Commercial Services	3.9%
Computers	1.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.1%
Electric	2.4%
Electrical Components & Equipment	0.1%
Electronics	0.4%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	2.9%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Trendpilot® US Bond ETF (Continued)
Industry(a)	Percentage of Net Assets
Environmental Control	0.6%
Food	1.8%
Food Service	0.4%
Forest Products & Paper	0.2%
Gas	0.2%
Healthcare-Products	0.8%
Healthcare-Services	6.4%
Home Builders	0.2%
Home Furnishings	0.2%
Housewares	0.4%
Insurance	0.6%
Internet	1.8%
Investment Companies	0.6%
Iron/Steel	0.6%
Leisure Time	2.1%
Lodging	2.0%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.4%
Media	10.2%
Mining	1.9%
Miscellaneous Manufacturing	0.4%
Office/Business Equipment	0.6%
Oil & Gas	6.0%
Oil & Gas Services	0.5%
Packaging & Containers	2.3%
Pharmaceuticals	1.6%
Pipelines	5.4%
Real Estate	4.9%
Retail	4.9%
Semiconductors	0.6%
Software	2.2%
Telecommunications	6.8%
Toys/Games/Hobbies	0.2%
Transportation	0.1%
Trucking & Leasing	0.2%
Investments Purchased with Proceeds from Securities Lending	3.9%
Liabilities in excess of other assets	-2.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Trendpilot® Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.8%
Short-Term Investments	0.2%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Global Cash Cows Dividend ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	10.4%
Capital Goods	8.1%
Commercial & Professional Services	0.4%
Consumer Durables & Apparel	0.1%
Consumer Services	0.1%
Energy	8.1%
Food & Staples Retailing	2.6%
Food, Beverage & Tobacco	12.0%
Health Care Equipment & Services	0.3%
Household & Personal Products	2.7%
Materials	15.8%
Media & Entertainment	1.3%
Pharmaceuticals, Biotechnology	12.9%
Real Estate	0.4%
Retailing	1.0%
Software & Services	3.2%
Technology Hardware & Equipmen	1.3%
Telecommunication Services	12.6%
Transportation	5.2%
Utilities	1.3%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	13.8%
Liabilities in excess of other assets	-13.6%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer US Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	0.3%
Capital Goods	1.7%
Commercial & Professional Services	0.7%
Consumer Durables & Apparel	1.7%
Consumer Services	3.7%
Diversified Financials	1.8%
Energy	29.7%
Food & Staples Retailing	0.6%
Food, Beverage & Tobacco	2.0%
Health Care Equipment & Services	6.8%
Materials	16.5%
Media & Entertainment	3.0%
Pharmaceuticals, Biotechnology	16.5%
Real Estate	1.3%
Retailing	1.5%
Semiconductors & Semiconductor	2.0%
Software & Services	1.8%
Technology Hardware & Equipment	5.2%
Telecommunication Services	0.9%
Transportation	0.8%
Utilities	1.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	12.9%
Liabilities in excess of other assets	-12.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer US Small Cap Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.3%
Capital Goods	9.2%
Commercial & Professional Services	4.6%
Consumer Durables & Apparel	6.6%
Consumer Services	5.4%
Diversified Financials	1.8%
Energy	11.1%
Food, Beverage & Tobacco	1.2%
Health Care Equipment & Services	5.8%
Household & Personal Products	0.3%
Materials	8.9%
Media & Entertainment	2.9%
Pharmaceuticals, Biotechnology	5.4%
Real Estate	1.0%
Retailing	14.0%
Semiconductors & Semiconductor	6.9%
Software & Services	3.7%
Technology Hardware & Equipment	3.8%
Transportation	5.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	29.9%
Liabilities in excess of other assets	-30.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Developed Markets International Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	8.7%
Capital Goods	11.1%
Commercial & Professional Services	0.9%
Consumer Durables & Apparel	1.7%
Energy	23.0%
Food & Staples Retailing	1.3%
Food, Beverage & Tobacco	5.1%
Health Care Equipment & Services	0.6%
Materials	14.0%
Media & Entertainment	5.6%
Pharmaceuticals, Biotechnology	3.7%
Retailing	5.2%
Semiconductors & Semiconductor	2.7%
Software & Services	0.6%
Technology Hardware & Equipment	2.6%
Telecommunication Services	2.8%
Transportation	8.6%
Utilities	1.4%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	11.5%
Liabilities in excess of other assets	-11.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer US Cash Cows Growth ETF

Industry(a)	Percentage of Net Assets
Capital Goods	1.6%
Commercial & Professional Services	0.8%
Consumer Durables & Apparel	1.0%
Consumer Services	2.2%
Energy	12.8%
Health Care Equipment & Services	1.2%
Materials	4.3%
Media & Entertainment	7.7%
Pharmaceuticals, Biotechnology	13.4%
Retailing	18.1%
Semiconductors & Semiconductor	20.8%
Software & Services	8.1%
Technology Hardware & Equipment	5.1%
Transportation	1.7%
Utilities	1.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.6%
Liabilities in excess of other assets	-13.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Emerging Markets Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.9%
Capital Goods	6.5%
Consumer Services	0.4%
Energy	15.3%
Food & Staples Retailing	2.0%
Food, Beverage & Tobacco	6.3%
Health Care Equipment & Services	0.1%
Household & Personal Products	0.5%
Materials	21.4%
Media & Entertainment	0.7%
Pharmaceuticals, Biotechnology	1.7%
Real Estate	1.0%
Retailing	5.2%
Semiconductors & Semiconductor	4.6%
Software & Services	0.3%
Technology Hardware & Equipment	4.9%
Telecommunication Services	13.1%
Transportation	6.1%
Utilities	5.3%
Short-Term Investments	1.0%
Investments Purchased with Proceeds from Securities Lending	1.8%
Liabilities in excess of other assets	-1.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Emerging Markets Cash Cows 100 Index.

Pacer Cash Cows Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer WealthShield ETF

Industry(a)	Percentage of Net Assets
Energy	20.1%
Health Care Equipment & Servic	8.5%
Pharmaceuticals, Biotechnology	11.7%
Short-Term Investments	67.0%
Investments Purchased with Proceeds from Securities Lending	0.0%
Liabilities in excess of other assets	-7.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Industrial Real Estate ETF

Industry(a)	Percentage of Net Assets
Common Stock	5.1%
Real Estate Investment Trusts	91.7%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	14.7%
Liabilities in excess of other assets	-11.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Kelly Industrial Real Estate Index.

Pacer Data & Infrastructure Real Estate ETF

Industry(a)	Percentage of Net Assets
Common Stocks	33.0%
Real Estate Investment Trusts	66.2%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	7.6%
Liabilities in excess of other assets	-7.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than theKelly Data Center & Tech Infrastructure Index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.1%
Capital Goods	16.5%
Commercial & Professional Services	3.8%
Consumer Durables & Apparel	5.4%
Consumer Services	7.8%
Materials	24.6%
Retailing	9.5%
Semiconductors & Semiconductor	6.3%
Software & Services	12.2%
Technology Hardware & Equipment	6.5%
Transportation	4.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.1%
Liabilities in excess of other assets	-12.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer CSOP FTSE China A50 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	5.0%
Banks	18.7%
Capital Goods	9.6%
Consumer Durables & Apparel	1.0%
Diversified Financials	3.1%
Energy	4.9%
Food, Beverage & Tobacco	28.7%
Health Care Equipment & Services	3.0%
Insurance	3.0%
Materials	3.1%
Pharmaceuticals, Biotechnology	3.4%
Real Estate	1.0%
Retailing	2.4%
Semiconductors & Semiconductor	2.7%
Technology Hardware & Equipment	2.3%
Transportation	3.8%
Utilities	3.5%
Short-Term Investments	0.7%
Other assets in excess of liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the FTSE China A50 Net Total Return Index.

Pacer BioThreat Strategy ETF

Industry(a)	Percentage of Net Assets
Capital Goods	3.5%
Commercial & Professional Services	0.7%
Food & Staples Retailing	8.2%
Food, Beverage & Tobacco	1.6%
Health Care Equipment & Services	10.8%
Household & Personal Products	3.6%
Materials	1.8%
Media & Entertainment	5.0%
Pharmaceuticals, Biotechnology	43.6%
Retailing	14.3%
Semiconductors & Semiconductor	3.9%
Software & Services	2.2%
Technology Hardware & Equipment	0.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	10.5%
Liabilities in excess of other assets	-10.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BioShares BioThreat Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Lunt Large Cap Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	4.2%
Banks	1.7%
Capital Goods	2.4%
Commercial & Professional Services	0.8%
Consumer Durables & Apparel	4.7%
Consumer Services	11.6%
Diversified Financials	6.5%
Energy	1.4%
Health Care Equipment & Services	4.4%
Household & Personal Products	0.8%
Insurance	1.2%
Materials	2.3%
Media & Entertainment	6.2%
Pharmaceuticals, Biotechnology	2.9%
Retailing	4.8%
Semiconductors & Semiconductor	17.5%
Software & Services	17.7%
Technology Hardware & Equipment	5.4%
Transportation	3.5%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	10.6%
Liabilities in excess of other assets	-10.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Equity Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Lunt Midcap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.7%
Capital Goods	10.9%
Commercial & Professional Services	2.0%
Consumer Durables & Apparel	3.8%
Consumer Services	5.5%
Energy	7.0%
Food & Staples Retailing	0.6%
Food, Beverage & Tobacco	1.0%
Health Care Equipment & Services	13.5%
Household & Personal Products	1.2%
Insurance	0.8%
Materials	2.8%
Media & Entertainment	1.8%
Pharmaceuticals, Biotechnology	7.3%
Real Estate	2.1%
Retailing	10.6%
Semiconductors & Semiconductor	8.3%
Software & Services	9.8%
Technology Hardware & Equipment	3.2%
Telecommunication Services	0.8%
Transportation	4.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	22.2%
Liabilities in excess of other assets	-22.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. MidCap Multi-Factor Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Lunt Large Cap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	0.8%
Capital Goods	4.1%
Commercial & Professional Services	1.1%
Consumer Durables & Apparel	0.9%
Consumer Services	11.4%
Diversified Financials	3.6%
Energy	1.8%
Food & Staples Retailing	0.4%
Food, Beverage & Tobacco	5.3%
Health Care Equipment & Services	6.0%
Household & Personal Products	1.9%
Insurance	0.5%
Materials	1.3%
Media & Entertainment	1.5%
Pharmaceuticals, Biotechnology	6.8%
Real Estate	5.4%
Retailing	12.1%
Semiconductors & Semiconductor	6.0%
Software & Services	18.1%
Technology Hardware & Equipment	5.4%
Transportation	0.9%
Utilities	1.8%
Short-Term Investments	0.5%
Investments Purchased with Proceeds from Securities Lending	9.7%
Liabilities in excess of other assets	-9.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer US Export Leaders ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.9%
Capital Goods	5.3%
Commercial & Professional Services	1.1%
Consumer Durables & Apparel	0.9%
Consumer Services	3.1%
Diversified Financials	1.0%
Energy	4.9%
Food, Beverage & Tobacco	3.1%
Health Care Equipment & Services	3.7%
Household & Personal Products	2.8%
Materials	10.9%
Media & Entertainment	4.9%
Pharmaceuticals, Biotechnology	12.8%
Real Estate	0.9%
Semiconductors & Semiconductor	20.0%
Software & Services	11.2%
Technology Hardware & Equipment	10.4%
Transportation	1.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	15.2%
Liabilities in excess of other assets	-15.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Pacific Asset Floating Rate High Income ETF

Industry(a)	Percentage of Net Assets
Advertising	1.6%
Aerospace/Defense	2.6%
Airlines	2.7%
Building Materials	2.0%
Chemicals	0.5%
Coal	0.0%
Commercial Services	1.9%
Computers	3.3%
Cosmetics/Personal Care	0.6%
Diversified Financial Services	2.3%
Electronics	0.6%
Entertainment	3.0%
Environmental Control	3.5%
Food	1.3%
Healthcare-Services	3.6%
Insurance	0.9%
Internet	2.0%
Leisure Time	2.3%
Lodging	2.0%
Machinery-Diversified	6.6%
Media	2.0%
Mining	1.7%
Packaging & Containers	2.6%
Pharmaceuticals	0.9%
Pipelines	2.6%
Real Estate	0.6%
Retail	6.3%
Semiconductors	0.8%
Software	2.2%
Telecommunications	1.3%
Transportation	1.4%
Asset Backed Securities	30.2%
Exchange Traded Funds	1.6%
Closed End Funds	0.0%*
Short-Term Investments	8.0%
Liabilities in excess of other assets	-5.5%
Total	100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.1%
Banks	3.6%
Capital Goods	5.3%
Commercial & Professional Services	0.8%
Consumer Durables & Apparel	0.7%
Consumer Services	1.8%
Diversified Financials	4.8%
Energy	5.0%
Food & Staples Retailing	1.5%
Food, Beverage & Tobacco	3.4%
Health Care Equipment & Services	5.9%
Household & Personal Products	1.4%
Insurance	2.2%
Materials	2.3%
Media & Entertainment	5.7%
Pharmaceuticals, Biotechnology	8.2%
Real Estate	2.4%
Retailing	5.4%
Semiconductors & Semiconductor	4.4%
Software & Services	11.7%
Technology Hardware & Equipment	8.2%
Telecommunication Services	1.1%
Transportation	1.5%
Utilities	2.7%
Short-Term Investments	2.1%
Other assets in excess of liabilities	5.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 300.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.0%
Banks	3.4%
Capital Goods	5.1%
Commercial & Professional Serv	0.8%
Consumer Durables & Apparel	0.7%
Consumer Services	1.8%
Diversified Financials	4.6%
Energy	4.7%
Food & Staples Retailing	1.4%
Food, Beverage & Tobacco	3.3%
Health Care Equipment & Servic	5.7%
Household & Personal Products	1.4%
Insurance	2.1%
Materials	2.2%
Media & Entertainment	5.4%
Pharmaceuticals, Biotechnology	7.8%
Real Estate	2.3%
Retailing	5.1%
Semiconductors & Semiconductor	4.2%
Software & Services	11.2%
Technology Hardware & Equipmen	7.8%
Telecommunication Services	1.0%
Transportation	1.5%
Utilities	2.6%
Short-Term Investments	10.0%
Other assets in excess of liabilities	1.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 400.

Pacer Data and Digital Revolution ETF

Industry(a)	Percentage of Net Assets
Capital Goods	7.3%
Semiconductors & Semiconductor	29.1%
Software & Services	35.9%
Technology Hardware & Equipment	27.4%
Short-Term Investments	0.3%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Data Transmission and Communication Revolution Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2022

Pacer Industrials and Logistics ETF

Industry(a)	Percentage of Net Assets
Capital Goods	5.6%
Commercial & Professional Serv	0.5%
Energy	0.1%
Pharmaceuticals, Biotechnology	0.1%
Retailing	0.2%
Software & Services	15.6%
Technology Hardware & Equipmen	1.6%
Transportation	73.4%
Exchange Traded Funds	2.4%
Short-Term Investments	0.3%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Supply Chain Infrastructure Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Total Return Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	-5.83%	7.00%	7.42%	6.65%
Pacer Trendpilot® US Large Cap ETF - Market	-5.81%	6.99%	7.39%	6.65%
Pacer Trendpilot® US Large Cap Index(3)	-5.31%	7.61%	8.06%	7.29%
S&P 500® Total Return Index (3)	-14.61%	10.22%	10.44%	10.62%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P Midcap 400 Index measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	-10.98%	3.69%	2.05%	4.09%
Pacer Trendpilot® US Mid Cap ETF - Market	-11.07%	3.67%	1.98%	4.08%
Pacer Trendpilot® US Mid Cap Index(3)	-10.51%	4.42%	2.65%	4.73%
S&P MidCap 400 Index(3)	-11.54%	9.20%	7.47%	8.10%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer NASDAQ-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Index and its 200-business day historical simple moving average.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	-13.47%	10.50%	11.55%	10.20%
Pacer Trendpilot® 100 ETF - Market	-13.63%	10.43%	11.50%	10.18%
Pacer NASDAQ-100 Trendpilot® Index(3)	-13.05%	11.07%	12.13%	10.84%
NASDAQ-100 Index(3)	-27.46%	13.08%	13.84%	14.60%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, as supplemented October 18, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 99% of the investable market capitalization globally.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	-9.78%	-4.69%	-4.55%	-0.46%
Pacer Trendpilot® European Index ETF - Market	-9.94%	-4.63%	-4.79%	-0.48%
Pacer Trendpilot® European Index(3)	-9.10%	-3.40%	-3.14%	0.92%
FTSE Eurozone Index(3)	-27.32%	-1.64%	-1.06%	3.72%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”).

The S&P Developed Ex-US LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot International ETF - NAV	-14.80%	-0.34%	0.74%
Pacer Trendpilot International ETF - Market	-15.11%	-0.53%	0.71%
Pacer Trendpilot International Index	-14.38%	0.53%	1.57%
S&P Developed Ex-US Large Cap Index(3)	-21.97%	0.45%	1.57%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.68%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index.

The S&P U.S. High Yield Corporate Bond Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The S&P U.S. Treasury Bond 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	-21.51%	-3.68%	-3.73%
Pacer Trendpilot US Bond ETF - Market	-21.53%	-3.69%	-3.73%
Pacer Trendpilot US Bond Index(3)	-19.21%	-1.50%	-1.58%
S&P U.S. High Yield Corporate Bond IndexTM(3)	-11.94%	0.05%	0.08%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, as supplemented July 1, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200 business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component. The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S. Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

The S&P 1200 Index captures approximately 70% of global market capitalization.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	-13.56%	2.13%	2.19%
Pacer Trendpilot Fund of Funds ETF - Market	-13.53%	2.15%	2.19%
Pacer Trendpilot Fund of Funds Index(3)	-12.49%	3.33%	3.37%
S&P 1200 Index(3)	-17.71%	6.17%	6.42%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.77%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	0.04%	2.86%	3.46%	6.15%
Pacer Global Cash Cows Dividend ETF - Market	0.09%	2.91%	3.30%	6.14%
Pacer Global Cash Cows Dividend Index(3)	0.89%	3.75%	4.37%	7.08%
FTSE All-World Developed Large-Cap Index(3)	-18.40%	6.58%	6.94%	10.26%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	5.10%	18.99%	13.79%	13.43%
Pacer US Cash Cows 100 ETF - Market	5.09%	19.02%	13.71%	13.38%
Pacer US Cash Cows 100 Index(3)	5.52%	19.40%	14.27%	13.88%
Russell 1000® Index(3)	-16.38%	9.99%	10.19%	11.37%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	-10.26%	15.60%	10.25%	9.48%
Pacer US Small Cap Cash Cows 100 ETF - Market	-10.12%	15.69%	10.24%	9.48%
Pacer US Small Cap Cash Cows Index(3)	-9.34%	16.16%	10.69%	9.89%
S&P SmallCap 600® Index(3)	-11.81%	8.96%	7.11%	8.03%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years (if available). Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	-15.61%	1.63%	0.69%	2.77%
Pacer Developed Markets International Cash Cows 100 ETF - Market	-16.00%	1.95%	0.48%	2.84%
Pacer Developed Markets International Cash Cows 100 Index(3)	-15.06%	2.62%	1.66%	3.69%
FTSE Developed ex-US Index(3)	-22.88%	-0.53%	0.19%	1.48%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index.

The S&P 900 Pure Growth Index is composed of companies found in the S&P 400 and S&P 500 Indices, including mid- and large-cap stocks based on growth potential with respect to sales, earnings relative to price, and momentum.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	-13.78%	13.15%	11.11%
Pacer US Cash Cows Growth ETF - Market	-13.86%	13.17%	11.09%
Pacer US Cash Cows Growth Index(3)	-13.63%	13.40%	11.31%
S&P 900 Pure Growth Index(3)	-23.90%	10.04%	8.32%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index.

The FTSE Emerging Markets Index is comprised of all the countries that make up the advanced emerging markets and secondary emerging markets within the FTSE Global Equity Index Series.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	-25.96%	-6.79%	-5.37%
Pacer Emerging Markets Cash Cows 100 ETF - Market	-25.72%	-6.67%	-5.09%
Pacer Emerging Markets Cash Cows 100 Index(3)	-24.23%	-4.84%	-3.44%
FTSE Emerging Markets Index(3)	-28.39%	-3.41%	-3.14%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE All World Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks from the FTSE Global Equity Index Series.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	-6.97%	10.69%	8.67%
Pacer Cash Cows Fund of Funds ETF - Market	-7.10%	9.98%	8.54%
Pacer Cash Cows Fund of Funds Index(3)	-6.54%	10.98%	9.16%
FTSE All World Developed Index(3)	-18.85%	5.78%	5.98%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.74%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer WealthShield ETF - NAV	-14.55%	8.77%	4.14%
Pacer WealthShield ETF - Market	-14.61%	8.79%	4.13%
Pacer WealthShield Index(3)	-14.51%	8.66%	4.39%
S&P 500® Index (3)	-14.61%	10.22%	9.90%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrial Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Industrial Real Estate Index (formerly known as the Kelly Industrial Real Estate Index) generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“SelfStorage Companies”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Industrial Real Estate ETF - NAV	-22.88%	5.44%	11.93%
Pacer Industrial Real Estate ETF - Market	-22.91%	5.38%	11.90%
Kelly Industrial Real Estate Index(3)	-22.31%	6.42%	12.79%
FTSE NAREIT All Equity REITS Total Return Index(3)	-19.16%	-0.34%	5.88%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, supplemented October 14, 2022 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Data & Infrastructure Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Data Center & Tech Infrastructure Index (formerly known as the Kelly Data Center & Tech Infrastructure Index) is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer Data & Infrastructure Real Estate ETF - NAV	-29.34%	-2.15%	4.95%
Pacer Data & Infrastructure Real Estate ETF - Market	-29.73%	-2.38%	4.83%
Kelly Data Center & Tech Infrastructure Index(3)	-29.11%	-1.84%	5.67%
FTSE NAREIT All Equity REITS Total Return Index(3)	-19.16%	-0.34%	6.27%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, supplemented October 14, 2022 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The CFRA-Stovall Equal Weight Seasonal Rotation Index (formerly known as Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index) uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	-10.32%	6.34%	8.76%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	-10.32%	6.32%	8.72%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	-9.74%	7.32%	9.71%
S&P 500® Index (3)	-14.61%	10.22%	9.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CSOP FTSE China A50 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 10, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The FTSE China A50 Net Total Return Index® is comprised of the A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited, which is not affiliated with the Fund, Pacer Advisors, Inc, CSOP Asset Management Limited (“CSOP” or “CSOP Sub-Adviser”) or the Fund’s distributor. The Index is a real-time, tradable index comprising of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CSOP FTSE China A50 ETF - NAV	-37.04%	-6.44%	-2.81%	1.02%
Pacer CSOP FTSE China A50 ETF - Market	-37.20%	-6.53%	-2.99%	0.90%
FTSE China A50 Net Total Return Index®(3)	-36.70%	-5.91%	-2.18%	1.42%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 10, 2015. The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF (the “Predecessor CSOP”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 23, 2020. Accordingly, the performance information shown in the chart and table above for periods prior to January 23, 2020 is that of the Predecessor CSOP Fund’s Shares for the Fund. The Predecessor CSOP Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BioThreat Strategy ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The LifeSci BioThreat Strategy Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote 2 connectivity. The Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer BioThreat Strategy ETF - NAV	-19.98%	5.68%
Pacer BioThreat Strategy ETF - Market	-20.08%	5.64%
LifeSci BioThreat Strategy Index (3)	-19.48%	6.42%
S&P 500® Index (3)	-14.61%	12.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Equity Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Alternator ETF - NAV	-9.33%	25.28%
Pacer Lunt Large Cap Alternator ETF - Market	-9.43%	25.25%
Lunt Capital U.S. Large Cap Equity Rotation Index (3)	-8.78%	26.37%
S&P 500® Index (3)	-14.61%	12.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. MidCap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer Lunt Midcap Multi-Factor Alternator ETF - NAV	-13.39%	12.63%
Pacer Lunt Midcap Multi-Factor Alternator ETF - Market	-13.54%	12.65%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index (3)	-12.98%	13.64%
S&P MidCap 400® Index (3)	-11.54%	17.20%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Multi-Factor Alternator ETF - NAV	-14.07%	18.32%
Pacer Lunt Large Cap Multi-Factor Alternator ETF - Market	-14.11%	18.33%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(3)	-13.46%	19.28%
S&P 500® Index(3)	-14.61%	12.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	-19.57%	10.60%	9.02%
Pacer US Export Leaders ETF - Market	-19.48%	10.72%	9.05%
Pacer US Export Leaders Index(3)	-19.12%	11.28%	9.70%
S&P 900 IndexTM(3)	-14.43%	10.15%	9.49%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Pacific Asset Floating Rate High Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The S&P/LSTA U.S. Leveraged Loan 100 Index is an index designed to reflect the performance of the largest facilities in the leveraged loan market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity marketcapitalization.

Annualized Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Pacific Asset Floating Rate High Income ETF - NAV	-5.39%	0.55%	1.68%	2.12%
Pacer Pacific Asset Floating Rate High Income ETF - Market	-5.37%	0.59%	1.68%	2.13%
S&P/LSTA U.S. Leveraged Loan 100 Index (3)	-2.36%	2.01%	2.72%	2.96%
S&P 500® Index (3)	-14.61%	10.22%	10.44%	10.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.61%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is February 18, 2015. The Fund is the successor to the investment performance of the Pacific Global Senior Loan ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on October 22, 2021. Accordingly, the performance information shown in the chart and table above for periods prior to October 22, 2021 is that of the Predecessor Fund’s Shares for the Fund. The Predecessor Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 300 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - NAV	-14.13%	-7.66%
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - Market	-14.09%	-7.55%
Metaurus US Large Cap Dividend Multiplier Return Index – Series 300 (3)	-13.37%	-6.90%
S&P 500® Index (3)	-14.61%	-7.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 400 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Total Return Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the Periods Ended October 31, 2022)

	One Year	Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - NAV	-13.51%	-7.23%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - Market	-13.56%	-7.07%
Metaurus US Large Cap Dividend Multiplier Return Index – Series 400 (3)	-12.77%	-6.48%
S&P 500® Index (3)	-14.61%	-7.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Data and Digital Revolution ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Data Transmission and Communication Revolution TR Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the Periods Ended October 31, 2022)

Since Inception(2)
Pacer Data and Digital Revolution ETF - NAV	-13.16%
Pacer Data and Digital Revolution ETF - Market	-12.79%
Pacer Data Transmission and Communication Revolution TR Index (3)	-12.92%
S&P 500® Index (3)	-5.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 7, 2022 as supplemented June 10, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrials and Logistics ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Supply Chain Infrastructure Total Return Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the Periods Ended October 31, 2022)

Since Inception(2)
Pacer Industrials and Logistics ETF - NAV	-11.91%
Pacer Industrials and Logistics ETF - Market	-11.35%
Pacer Global Supply Chain Infrastructure Total Return Index (3)	-12.01%
S&P 500® Index (3)	-5.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 7, 2022 as supplemented June 10, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2022 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 1,005.60	$ 3.03
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 932.40	$ 2.92
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 963.50	$ 3.22
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 1,003.80	$ 3.28
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 1,005.20	$ 3.29
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 892.80	$ 2.86
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 960.90	$ 0.74
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.45	$ 0.77
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 901.80	$ 2.88
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2022 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(a)
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 978.40	$ 2.44
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.74	$ 2.50
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 988.80	$ 2.96
Hypothetical(b)	0.59%	$1,000.00	$ 1,022.23	$ 3.01
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 866.20	$ 3.06
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.93	$ 3.31
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 990.40	$ 3.01
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 785.30	$ 3.15
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 947.30	$ 0.74
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.45	$ 0.77
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 967.50	$ 2.98
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Industrial Real Estate ETF
Actual	0.60%	$1,000.00	$ 794.90	$ 2.71
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Data & Infrastructure Real Estate ETF
Actual	0.60%	$1,000.00	$ 762.30	$ 2.67
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 978.90	$ 2.99
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer CSOP FTSE China A50 ETF
Actual	0.70%	$1,000.00	$ 764.00	$ 3.11
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer BioThreat Strategy ETF
Actual	0.70%	$1,000.00	$ 966.80	$ 3.47
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.68	$ 3.57
Pacer Lunt Large Cap Alternator ETF
Actual	0.60%	$1,000.00	$ 907.90	$ 2.89
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Lunt Midcap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 970.90	$ 2.98
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 981.30	$ 3.00
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 927.30	$ 2.91
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2022 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(a)
Pacer Pacific Asset Floating Rate High Income ETF
Actual	0.60%	$1,000.00	$ 952.20	$ 2.95
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.18	$ 3.06
Pacer Metarus US Large Cap Target Dividend 300 ETF
Actual	0.79%	$1,000.00	$ 950.80	$ 3.88
Hypothetical(b)	0.79%	$1,000.00	$ 1,021.22	$ 4.02
Pacer Metarus US Large Cap Target Dividend 400 ETF
Actual	0.79%	$1,000.00	$ 954.50	$ 3.89
Hypothetical(b)	0.79%	$1,000.00	$ 1,021.22	$ 4.02

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 06/08/22(a)	Ending Account Value 10/31/22	Expenses Paid During Period(a)
Pacer Industrials and Logistics ETF
Actual	0.60%	$1,000.00	$880.90	$2.24	(b)
Hypothetical(c)	0.60%	$1,000.00	$1,017.48	$2.40
Pacer Data and Digital Revolution ETF
Actual	0.60%	$1,000.00	$868.40	$2.23	(b)
Hypothetical(c)	0.60%	$1,000.00	$1,017.48	$2.40

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (145) in the most recent period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent sixth-month period and divided by the number of days in the most recent twelve-month period (365).

(c)	Assumes 5% return before expenses.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.1%

Money Market Deposit Accounts — 3.3%
U.S. Bank Money Market Deposit Account 2.300% (a)	$69,585,935	$69,585,935

US Treasury Bills — 96.8%
United States Treasury Bill 11/03/2022 0.00%	860,000,000	859,897,841
United States Treasury Bill 11/17/2022 0.00%	130,000,000	129,836,143
United States Treasury Bill 12/08/2022 0.00%	100,000,000	99,647,601
United States Treasury Bill 01/29/2023 0.00%	970,000,000	961,609,723
		2,050,991,308
TOTAL SHORT-TERM INVESTMENTS (Cost $2,120,776,322)		2,120,577,243

Total Investments (Cost $2,120,776,322) — 100.1%		2,120,577,243
Liabilities in Excess of Other Assets — (0.1)%		(2,808,481)
TOTAL NET ASSETS — 100.0%		$2,117,768,762

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%

Money Market Deposit Accounts — 7.4%
U.S. Bank Money Market Deposit Account 2.300% (a)	$38,412,509	$38,412,509

US Treasury Bills — 92.6%
United States Treasury Bill 12/01/2022 0.00%	418,000,000	416,811,025
United States Treasury Bill 01/19/2023 0.00%	67,000,000	66,420,465
		483,231,490
TOTAL SHORT-TERM INVESTMENTS (Cost $521,860,765)		521,643,999

Total Investments (Cost $521,860,765) — 100.0%		521,643,999
Liabilities in Excess of Other Assets — 0.0% (b)		(174,107)
TOTAL NET ASSETS — 100.0%		$521,469,892

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2022.
(b)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 47.6%

Communication Services — 7.1%
Activision Blizzard, Inc.	23,431	$1,705,777
Alphabet, Inc. - Class A (a)	110,684	10,460,745
Alphabet, Inc. - Class C (a)	114,027	10,793,796
Baidu, Inc. - ADR (a)	5,587	427,797
Charter Communications, Inc. - Class A (a)(b)	4,928	1,811,631
Comcast Corp. - Class A	135,178	4,290,550
Electronic Arts, Inc.	8,453	1,064,740
Match Group, Inc. (a)(b)	8,576	370,483
Meta Platforms, Inc. - Class A (a)	63,258	5,893,115
NetEase, Inc. - ADR	5,541	308,190
Netflix, Inc. (a)	13,649	3,983,870
Sirius XM Holdings, Inc. (b)	118,732	717,141
T-Mobile US, Inc. (a)	38,086	5,772,314
		47,600,149
Consumer Discretionary — 7.4%
Airbnb, Inc. - Class A (a)	12,249	1,309,541
Amazon.com, Inc. (a)	188,487	19,308,608
Booking Holdings, Inc. (a)	1,232	2,303,199
Dollar Tree, Inc. (a)	6,765	1,072,253
eBay, Inc. (b)	17,668	703,893
JD.com, Inc. - ADR	15,471	576,914
Lucid Group, Inc. (a)(b)	49,718	710,470
Lululemon Athletica, Inc. (a)	3,709	1,220,409
Marriott International Inc/MD (b)	9,808	1,570,359
MercadoLibre, Inc. (a)(b)	1,515	1,365,954
O’Reilly Automotive, Inc. (a)	2,001	1,675,177
Pinduoduo, Inc. - ADR (a)(b)	14,373	788,072
Ross Stores, Inc.	10,627	1,016,898
Starbucks Corp.	34,597	2,995,754
Tesla Motors, Inc. (a)(b)	57,507	13,085,143
		49,702,644
Consumer Staples — 3.4%
Costco Wholesale Corp.	13,500	6,770,250
Keurig Dr Pepper, Inc.	42,647	1,656,409
Mondelez International, Inc.	41,758	2,567,282
Monster Beverage Corp. (a)	15,917	1,491,741
PepsiCo, Inc.	42,091	7,642,884
The Kraft Heinz Co.	36,801	1,415,734
Walgreens Boots Alliance, Inc.	25,961	947,577
		22,491,877
Health Care — 3.5%
Align Technology, Inc. (a)	2,364	459,325
Amgen, Inc.	16,307	4,408,598
AstraZeneca PLC - ADR	17,152	1,008,709
Biogen, Inc. (a)	4,418	1,252,238
DexCom, Inc. (a)(b)	11,698	1,412,885
Gilead Sciences, Inc.	37,713	2,958,962

	Shares	Value
Health Care — 3.5% (Continued)
IDEXX Laboratories, Inc. (a)(b)	2,537	$912,508
Illumina, Inc. (a)(b)	4,721	1,080,259
Intuitive Surgical, Inc. (a)	10,760	2,652,017
Moderna, Inc. (a)(b)	12,115	1,821,248
Regeneron Pharmaceuticals, Inc. (a)	3,296	2,467,880
Seagen, Inc. (a)	5,520	701,923
Vertex Pharmaceuticals, Inc. (a)	7,654	2,388,048
		23,524,600
Industrials — 1.8%
Cintas Corp.	3,123	1,335,239
Copart, Inc. (a)(b)	7,128	819,862
CSX Corp.	65,971	1,917,117
Fastenal Co.	17,312	836,689
Honeywell International, Inc.	20,944	4,272,995
Old Dominion Freight Line, Inc. (b)	3,456	949,018
PACCAR, Inc.	10,457	1,012,551
Verisk Analytics, Inc.	4,854	887,457
		12,030,928
Information Technology — 23.8%
Adobe, Inc. (a)	14,389	4,582,896
Advanced Micro Devices, Inc. (a)	49,635	2,981,078
Analog Devices, Inc.	15,734	2,243,983
ANSYS, Inc. (a)	2,617	578,776
Apple, Inc.	297,335	45,593,349
Applied Materials, Inc. (b)	26,567	2,345,600
ASML Holding NV	2,607	1,231,599
Atlassian Corp. - Class A (a)	4,245	860,589
Autodesk, Inc. (a)(b)	6,612	1,416,952
Automatic Data Processing, Inc.	12,631	3,052,913
Broadcom, Inc.	12,458	5,856,755
Cadence Design System, Inc. (a)	8,343	1,263,047
Cisco Systems, Inc.	126,489	5,746,395
Cognizant Technology Solutions Corp.	15,777	982,118
Crowdstrike Holdings, Inc. - Class A (a)	6,259	1,008,951
Datadog, Inc. - Class A (a)	8,645	696,009
DocuSign, Inc. (a)(b)	5,946	287,192
Fiserv, Inc. (a)(b)	19,609	2,014,629
Fortinet, Inc. (a)	24,170	1,381,557
Intel Corp.	124,072	3,527,367
Intuit, Inc.	8,513	3,639,307
KLA Corp.	4,528	1,432,886
Lam Research Corp. (b)	4,195	1,698,052
Marvell Technology, Inc.	25,375	1,006,880
Microchip Technology, Inc. (b)	16,716	1,032,046
Micron Technology, Inc. (b)	33,678	1,821,980
Microsoft Corp.	137,983	32,029,994

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.6% (Continued)

Information Technology — 23.8% (Continued)
NVIDIA Corp.	64,453	$8,699,222
NXP Semiconductors NV	7,897	1,153,594
Okta, Inc. (a)	4,904	275,212
Palo Alto Networks, Inc. (a)	8,889	1,525,264
Paychex, Inc. (b)	10,850	1,283,663
PayPal Holdings, Inc. (a)	35,033	2,928,058
QUALCOMM, Inc.	34,364	4,043,268
Skyworks Solutions, Inc.	4,934	424,373
Splunk, Inc. (a)	4,771	396,518
Synopsys, Inc. (a)	4,601	1,346,023
Texas Instruments, Inc. (b)	27,962	4,491,536
VeriSign, Inc. (a)	3,316	664,725
Workday, Inc. - Class A (a)(b)	5,896	918,715
Zoom Video Communications, Inc. - Class A (a)(b)	7,281	607,527
Zscaler, Inc. (a)	4,215	649,531
		159,720,129
Utilities — 0.7%
American Electric Power Co., Inc. (b)	15,158	1,332,691
Constellation Energy Corp.	9,818	928,194
Exelon Corp.	29,480	1,137,633
Xcel Energy, Inc.	16,363	1,065,395
		4,463,913
TOTAL COMMON STOCKS (Cost $347,456,439)		319,534,240

	Principal Amount
SHORT-TERM INVESTMENTS — 52.4%

Money Market Deposit Accounts — 3.0%
U.S. Bank Money Market Deposit Account 2.300% (c)	$19,853,625	19,853,625

US Treasury Bill — 49.4%
United States Treasury Bill — 01/19/2023 0.00%	335,000,000	332,102,327
TOTAL SHORT-TERM INVESTMENTS (Cost $352,008,637)		351,955,952

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	42,974,735	$42,974,735
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,974,735)		42,974,735

Total Investments (Cost $742,439,811) — 106.4%		714,464,927
Liabilities in Excess of Other Assets — (6.4)%		(43,230,435)
TOTAL NET ASSETS — 100.0%		$671,234,492

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $41,851,586 or 6.2% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 0.1%

Greece — 0.0% (a)
FF Group (b)	1,259	$5,972

Netherlands — 0.0% (a)
Iveco Group NV (b)	748	4,044

United Kingdom — 0.1%
TechnipFMC PLC (b)(c)	3,996	41,820
TOTAL COMMON STOCKS (Cost $57,614)		51,836

	Principal Amount
SHORT-TERM INVESTMENTS — 99.3%

Money Market Deposit Account — 2.9%
U.S. Bank Money Market Deposit Account 2.300% (d)	$1,448,048	1,448,048

US Treasury Bills — 96.4%
United States Treasury Bill 12/01/2022 0.00%	15,000,000	14,957,333
United States Treasury Bill 12/08/2022 0.00%	24,000,000	23,915,424
United States Treasury Bill 1/05/2023 0.00%	10,000,000	9,931,901
		48,804,658
TOTAL SHORT-TERM INVESTMENTS (Cost $50,279,500)		50,252,706

Total Investments (Cost $50,337,114) — 99.4%		50,304,542
Other Assets in Excess of Liabilities — 0.6%		290,755
TOTAL NET ASSETS — 100.0%		$50,595,297

Percentages are stated as a percent of net assets.

(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)	Value determined using significantly unobservable outputs.
(d)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 0.0%

Germany — 0.0% (a)
Allianz SE - ADR	1	$18

Israel — 0.0% (a)
Isracard Ltd.	1	2

Italy — 0.0% (a)
Iveco Group NV (a) (b)	1,869	10,103
TOTAL COMMON STOCKS (Cost $17,432)		10,123

PREFERRED STOCKS — 0.0%

Bermuda — 0.0% (a)
Brookfield Property Preferred LP (b)	31	484
TOTAL PREFERRED STOCKS (Cost $778)		484

	Principal Amount
SHORT-TERM INVESTMENTS — 99.8%

Money Market Deposit Account — 3.2%
U.S. Bank Money Market Deposit Account 2.300% (c)	$3,780,803	3,780,803

US Treasury Bills — 96.6%
United States Treasury Bill 11/03/22 0.00%	50,000,000	49,994,061
United States Treasury Bill 11/17/22 0.00%	3,000,000	2,996,219
United States Treasury Bill 01/19/23 0.00%	60,000,000	59,481,014
		112,471,293
TOTAL SHORT-TERM INVESTMENTS (Cost $116,260,988)		116,252,096

Total Investments (Cost $116,279,198) — 99.8%		116,262,703
Other Assets in Excess of Liabilities — 0.2%		223,112
TOTAL NET ASSETS — 100.0%		$116,485,815

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.5%

Communication Services — 19.3%
Advantage Sales & Marketing, Inc.
6.500%, 11/15/2028 (a)	$420,000	$358,340
Affinity Gaming
6.875%, 12/15/2027 (a)	520,000	434,795
Altice Financing SA
5.000%, 01/15/2028 (a)	490,000	389,270
5.750%, 08/15/2029 (a)	720,000	570,354
Altice France Holding SA
10.500%, 05/15/2027 (a)	640,000	500,115
6.000%, 02/15/2028 (a)	328,000	213,087
Altice France SA/France
8.125%, 02/01/2027 (a)	449,000	412,218
5.500%, 01/15/2028 (a)	289,000	232,460
5.125%, 07/15/2029 (a)	714,000	539,070
5.500%, 10/15/2029 (a)	484,000	369,982
AMC Entertainment Holdings, Inc.
10.000%, 06/15/2026 (a)(b)	930,000	494,644
7.500%, 02/15/2029 (a)	370,000	253,947
AMC Networks, Inc.
4.750%, 08/01/2025	116,000	106,294
4.250%, 02/15/2029	430,000	333,055
Boyne USA, Inc.
4.750%, 05/15/2029 (a)	269,000	235,971
Cable One, Inc.
4.000%, 11/15/2030 (a)	128,000	104,463
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/2025 (a)	280,000	273,875
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026 (a)	160,000	154,218
5.125%, 05/01/2027 (a)	775,000	719,165
5.000%, 02/01/2028 (a)	535,000	486,443
5.375%, 06/01/2029 (a)	220,000	196,544
6.375%, 09/01/2029 (a)	259,000	239,317
4.750%, 03/01/2030 (a)	715,000	602,148
4.500%, 08/15/2030 (a)	625,000	512,563
4.250%, 02/01/2031 (a)	715,000	567,821
4.750%, 02/01/2032 (a)(c)	470,000	377,136
4.500%, 06/01/2033 (a)	546,000	415,681
4.250%, 01/15/2034 (a)	725,000	535,186
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	285,000	283,217
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)(c)	490,000	464,427
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	1,200,000	1,166,118

	Principal Amount	Value
Communication Services — 19.3% (Continued)
3.750%, 02/15/2028	$500,000	$438,644
4.200%, 03/15/2028	495,000	442,244
2.250%, 01/15/2029	190,000	149,426
5.050%, 03/30/2029	205,000	188,423
2.800%, 04/01/2031	295,000	223,787
2.300%, 02/01/2032	445,000	317,648
4.400%, 04/01/2033	86,000	71,492
6.384%, 10/23/2035	346,000	316,236
5.375%, 04/01/2038	321,000	257,823
6.484%, 10/23/2045	759,000	671,631
5.375%, 05/01/2047	760,000	584,051
5.750%, 04/01/2048	745,000	596,986
5.125%, 07/01/2049	521,000	383,795
4.800%, 03/01/2050	850,000	600,929
5.250%, 04/01/2053	625,000	469,423
5.500%, 04/01/2063	680,000	511,284
Cinemark USA, Inc.
5.250%, 07/15/2028 (a)	340,000	261,054
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/2027 (a)	320,000	287,061
7.750%, 04/15/2028 (a)	204,000	168,109
7.500%, 06/01/2029 (a)	268,000	212,068
CMG Media Corp.
8.875%, 12/15/2027 (a)	440,000	374,077
CommScope Technologies LLC
6.000%, 06/15/2025 (a)(c)	495,000	462,756
5.000%, 03/15/2027 (a)	345,000	279,155
CommScope, Inc.
6.000%, 03/01/2026 (a)	575,000	559,946
8.250%, 03/01/2027 (a)	460,000	409,418
7.125%, 07/01/2028 (a)(c)	191,000	161,564
4.750%, 09/01/2029 (a)	490,000	415,189
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)	595,000	560,282
Consolidated Communications, Inc.
6.500%, 10/01/2028 (a)	209,000	172,488
CSC Holdings LLC
5.250%, 06/01/2024	310,000	301,027
5.500%, 04/15/2027 (a)	180,000	169,181
7.500%, 04/01/2028 (a)	275,000	238,765
6.500%, 02/01/2029 (a)	640,000	604,234
5.750%, 01/15/2030 (a)	395,000	306,257
4.125%, 12/01/2030 (a)	445,000	351,185
4.625%, 12/01/2030 (a)	850,000	613,417
3.375%, 02/15/2031 (a)	425,000	308,969
4.500%, 11/15/2031 (a)	575,000	450,308
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (a)	960,000	866,381

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Communication Services — 19.3% (Continued)
DISH DBS Corp.
5.875%, 11/15/2024	$755,000	$698,375
7.750%, 07/01/2026	575,000	486,246
5.250%, 12/01/2026 (a)	1,025,000	888,854
5.750%, 12/01/2028 (a)	645,000	522,547
Embarq Corp.
7.995%, 06/01/2036	670,000	273,152
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (a)	188,000	174,300
5.000%, 05/01/2028 (a)	575,000	505,730
6.750%, 05/01/2029 (a)	285,000	234,651
5.875%, 11/01/2029	303,000	236,908
6.000%, 01/15/2030 (a)(c)	367,000	287,842
8.750%, 05/15/2030 (a)	253,000	256,914
Gray Escrow II, Inc.
5.375%, 11/15/2031 (a)	360,000	289,400
Gray Television, Inc.
5.875%, 07/15/2026 (a)	145,000	137,014
7.000%, 05/15/2027 (a)	165,000	158,674
Hughes Satellite Systems Corp.
5.250%, 08/01/2026	199,000	190,418
6.625%, 08/01/2026	355,000	335,351
iHeartCommunications, Inc.
6.375%, 05/01/2026	360,000	343,994
8.375%, 05/01/2027 (c)	472,000	424,808
5.250%, 08/15/2027 (a)	105,000	95,844
Iliad Holding SASU
6.500%, 10/15/2026 (a)	515,000	477,760
7.000%, 10/15/2028 (a)	238,000	216,013
Intelsat Jackson Holdings SA
6.500%, 03/15/2030 (a)	705,000	652,125
Level 3 Financing, Inc.
3.400%, 03/01/2027 (a)	350,000	301,756
4.625%, 09/15/2027 (a)	425,000	370,039
4.250%, 07/01/2028 (a)	495,000	409,726
3.625%, 01/15/2029 (a)	220,000	168,288
3.750%, 07/15/2029 (a)	235,000	179,169
3.875%, 11/15/2029 (a)	113,000	93,118
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (a)	405,000	308,819
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (a)	360,000	359,915
4.750%, 10/15/2027 (a)	253,000	225,476
Lumen Technologies, Inc.
4.000%, 02/15/2027 (a)	500,000	425,855
4.500%, 01/15/2029 (a)	560,000	396,355
7.600%, 09/15/2039	465,000	307,609

	Principal Amount	Value
Communication Services — 19.3% (Continued)
McGraw-Hill Education, Inc.
5.750%, 08/01/2028 (a)	$247,000	$218,149
8.000%, 08/01/2029 (a)	335,000	285,980
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/2029 (a)	345,000	292,826
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (a)	500,000	420,819
Netflix, Inc.
4.375%, 11/15/2026	256,000	244,986
4.875%, 04/15/2028	285,000	272,100
5.875%, 11/15/2028	695,000	689,788
6.375%, 05/15/2029	108,000	110,283
5.375%, 11/15/2029 (a)	395,000	377,142
4.875%, 06/15/2030 (a)	430,000	398,742
News Corp.
3.875%, 05/15/2029 (a)	265,000	231,442
Nexstar Media, Inc.
5.625%, 07/15/2027 (a)	194,000	184,598
4.750%, 11/01/2028 (a)	257,000	226,144
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	173,000	156,577
Paramount Global
6.250%, 02/28/2057 (b)	350,000	293,689
6.375%, 03/30/2062 (b)	381,000	323,056
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
8.500%, 11/15/2027 (a)	350,000	375,758
Picard Midco, Inc.
6.500%, 03/31/2029 (a)	950,000	827,107
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (a)	195,000	144,843
5.875%, 09/01/2031 (a)	199,000	141,584
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026 (a)	370,000	313,397
6.500%, 09/15/2028 (a)	260,000	164,431
ROBLOX Corp.
3.875%, 05/01/2030 (a)	306,000	252,959
Sinclair Television Group, Inc.
4.125%, 12/01/2030 (a)	185,000	142,835
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)	160,000	143,319
5.000%, 08/01/2027 (a)	240,000	221,281
4.000%, 07/15/2028 (a)	715,000	615,739
5.500%, 07/01/2029 (a)	470,000	431,026
4.125%, 07/01/2030 (a)	248,000	202,595
3.875%, 09/01/2031 (a)	313,000	247,364

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Communication Services — 19.3% (Continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$530,000	$547,750
8.750%, 03/15/2032	492,000	578,122
Sprint Corp.
7.875%, 09/15/2023	1,420,000	1,445,572
7.125%, 06/15/2024	550,000	556,416
7.625%, 02/15/2025	313,000	322,030
7.625%, 03/01/2026	171,000	178,761
Stagwell Global LLC
5.625%, 08/15/2029 (a)	465,000	402,241
Switch Ltd.
3.750%, 09/15/2028 (a)	135,000	135,603
TEGNA, Inc.
4.625%, 03/15/2028	156,000	148,749
5.000%, 09/15/2029	179,000	169,969
Telecom Italia Capital SA
6.375%, 11/15/2033	455,000	355,553
6.000%, 09/30/2034	455,000	333,142
7.200%, 07/18/2036	470,000	367,180
7.721%, 06/04/2038	362,000	288,672
Telecom Italia SpA/Milano
5.303%, 05/30/2024 (a)	430,000	405,275
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	84,000	88,867
Time Warner Cable LLC
6.550%, 05/01/2037	476,000	424,845
7.300%, 07/01/2038	575,000	536,524
5.875%, 11/15/2040	368,000	298,350
5.500%, 09/01/2041	595,000	466,700
4.500%, 09/15/2042	461,000	314,663
Twitter, Inc.
3.875%, 12/15/2027 (a)	120,000	121,237
5.000%, 03/01/2030 (a)	167,000	168,187
United States Cellular Corp.
6.700%, 12/15/2033	260,000	247,966
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	250,000	241,978
6.625%, 06/01/2027 (a)	430,000	425,502
4.500%, 05/01/2029 (a)	179,000	151,886
UPC Broadband Finco BV
4.875%, 07/15/2031 (a)	505,000	419,993
Urban One, Inc.
7.375%, 02/01/2028 (a)	353,000	309,313
Videotron Ltd.
5.375%, 06/15/2024 (a)	285,000	283,782
5.125%, 04/15/2027 (a)	98,000	92,719

	Principal Amount	Value
Communication Services — 19.3% (Continued)
Virgin Media Finance PLC
5.000%, 07/15/2030 (a)	$400,000	$321,301
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (a)	540,000	491,729
4.500%, 08/15/2030 (a)	385,000	319,075
Vmed O2 UK Financing I PLC
4.750%, 07/15/2031 (a)	423,000	343,933
Vodafone Group PLC
7.000%, 04/04/2079 (b)	395,000	376,131
4.125%, 06/04/2081 (b)	455,000	323,846
5.125%, 06/04/2081 (b)	590,000	409,106
VZ Secured Financing BV
5.000%, 01/15/2032 (a)	260,000	209,067
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)	484,000	420,148
WMG Acquisition Corp.
3.000%, 02/15/2031 (a)	128,000	100,148
Zayo Group Holdings, Inc.
4.000%, 03/01/2027 (a)	550,000	420,133
6.125%, 03/01/2028 (a)	289,000	192,763
Ziff Davis, Inc.
4.625%, 10/15/2030 (a)	150,000	126,991
Ziggo Bond Co BV
6.000%, 01/15/2027 (a)	330,000	297,778
Ziggo BV
4.875%, 01/15/2030 (a)	440,000	372,911
		63,234,848
Consumer Discretionary — 13.6%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (a)	315,000	282,733
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (a)	375,000	309,360
5.000%, 02/15/2032 (a)	330,000	266,449
Aston Martin Capital Holdings Ltd.
10.500%, 11/30/2025 (a)	320,000	307,559
Bath & Body Works, Inc.
6.625%, 10/01/2030 (a)	99,000	89,309
6.875%, 11/01/2035	405,000	342,045
6.750%, 07/01/2036	455,000	377,056
Boyd Gaming Corp.
4.750%, 12/01/2027	156,000	144,119
4.750%, 06/15/2031 (a)	215,000	182,337
Caesars Entertainment, Inc.
6.250%, 07/01/2025 (a)	825,000	802,029
8.125%, 07/01/2027 (a)(c)	341,000	332,221
4.625%, 10/15/2029 (a)(c)	455,000	363,908

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Consumer Discretionary — 13.6% (Continued)
Carnival Corp.
10.500%, 02/01/2026 (a)	$345,000	$338,617
7.625%, 03/01/2026 (a)	415,000	312,754
5.750%, 03/01/2027 (a)	900,000	627,133
9.875%, 08/01/2027 (a)	395,000	368,934
4.000%, 08/01/2028 (a)	629,000	507,918
6.000%, 05/01/2029 (a)	472,000	313,848
10.500%, 06/01/2030 (a)	273,000	212,258
Carvana Co.
5.625%, 10/01/2025 (a)(c)	1,195,000	780,154
10.250%, 05/01/2030 (a)(c)	935,000	556,853
CDI Escrow Issuer, Inc.
5.750%, 04/01/2030 (a)	355,000	320,920
CEC Entertainment LLC
6.750%, 05/01/2026 (a)	245,000	229,787
Century Communities, Inc.
6.750%, 06/01/2027	325,000	310,795
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	310,000	296,975
4.750%, 01/15/2028 (a)	335,000	296,621
Clarios Global LP / Clarios US Finance Co.
8.500%, 05/15/2027 (a)(c)	680,000	670,660
6.250%, 05/15/2026 (a)	321,000	311,325
CWT Travel Group, Inc.
8.500%, 11/19/2026 (a)(c)	385,000	330,137
Dealer Tire LLC / DT Issuer LLC
8.000%, 02/01/2028 (a)	167,000	146,304
eG Global Finance PLC
6.750%, 02/07/2025 (a)	301,000	271,583
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (a)	345,000	314,757
5.875%, 04/01/2029 (a)	390,000	327,772
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co, Inc.
6.750%, 01/15/2030 (a)	242,000	190,494
4.625%, 01/15/2029 (a)	400,000	348,626
Ford Motor Co.
4.346%, 12/08/2026 (c)	240,000	223,639
9.625%, 04/22/2030	290,000	324,518
7.450%, 07/16/2031	248,000	249,170
3.250%, 02/12/2032	585,000	439,092
6.100%, 08/19/2032	298,000	274,041
4.750%, 01/15/2043	935,000	653,981
5.291%, 12/08/2046	524,000	382,447
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	1,020,000	887,094

	Principal Amount	Value
Consumer Discretionary — 13.6% (Continued)
Grand Canyon University
4.125%, 10/01/2024	$125,000	$117,187
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	385,000	317,403
Guitar Center, Inc.
8.500%, 01/15/2026 (a)	880,000	770,684
Hanesbrands, Inc.
4.625%, 05/15/2024 (a)	340,000	331,483
4.875%, 05/15/2026 (a)	380,000	347,979
Hilton Domestic Operating Co, Inc.
3.750%, 05/01/2029 (a)	375,000	320,488
4.875%, 01/15/2030	430,000	384,885
4.000%, 05/01/2031 (a)	325,000	272,170
3.625%, 02/15/2032 (a)	183,000	145,540
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.000%, 06/01/2029 (a)	375,000	321,688
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, 04/01/2027	175,000	166,664
Hyatt Hotels Corp.
1.800%, 10/01/2024	240,000	223,897
5.375%, 04/23/2025	250,000	245,678
International Game Technology PLC
6.500%, 02/15/2025 (a)	470,000	470,508
4.125%, 04/15/2026 (a)	77,000	71,591
6.250%, 01/15/2027 (a)	68,000	67,531
5.250%, 01/15/2029 (a)	335,000	308,225
Jaguar Land Rover Automotive PLC
7.750%, 10/15/2025 (a)	650,000	601,120
5.875%, 01/15/2028 (a)	605,000	448,971
JB Poindexter & Co, Inc.
7.125%, 04/15/2026 (a)	160,000	152,739
Las Vegas Sands Corp.
3.200%, 08/08/2024	710,000	673,866
3.500%, 08/18/2026	369,000	321,574
3.900%, 08/08/2029	390,000	314,472
LBM Acquisition LLC
6.250%, 01/15/2029 (a)	574,000	402,896
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (a)	485,000	410,375
Life Time, Inc.
5.750%, 01/15/2026 (a)	470,000	438,301
Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	395,000	319,348
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.750%, 02/15/2026 (a)	208,000	188,203
Macy’s Retail Holdings LLC
5.875%, 04/01/2029 (a)	218,000	188,886

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Consumer Discretionary — 13.6% (Continued)
Madison IAQ LLC
4.125%, 06/30/2028 (a)	$315,000	$262,203
5.875%, 06/30/2029 (a)	450,000	308,716
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (a)	630,000	444,900
Mattel, Inc.
3.375%, 04/01/2026 (a)	345,000	315,523
5.875%, 12/15/2027 (a)	310,000	302,191
MGM Resorts International
6.750%, 05/01/2025	190,000	188,321
5.750%, 06/15/2025	360,000	351,142
5.500%, 04/15/2027	345,000	320,852
4.750%, 10/15/2028	310,000	269,492
NCL Corp Ltd.
5.875%, 02/15/2027 (a)	495,000	443,196
5.875%, 03/15/2026 (a)	990,000	812,627
Newell Brands, Inc.
4.450%, 04/01/2026 (b)	735,000	685,090
5.750%, 04/01/2046 (b)	520,000	401,539
NMG Holding Co Inc / Neiman Marcus Group LLC
7.125%, 04/01/2026 (a)	435,000	413,755
Penske Automotive Group, Inc.
3.500%, 09/01/2025	160,000	148,951
PetSmart Inc / PetSmart Finance Corp.
4.750%, 02/15/2028 (a)	490,000	448,355
7.750%, 02/15/2029 (a)	440,000	414,088
QVC, Inc.
4.450%, 02/15/2025	175,000	153,328
Rolls-Royce PLC
3.625%, 10/14/2025 (a)	378,000	335,229
5.750%, 10/15/2027 (a)	388,000	351,660
Royal Caribbean Cruises Ltd.
11.500%, 06/01/2025 (a)	400,000	431,288
11.625%, 08/15/2027 (a)	335,000	326,283
8.250%, 01/15/2029 (a)	500,000	499,120
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/01/2025	355,000	335,457
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (a)	385,000	331,875
Scientific Games International, Inc.
8.625%, 07/01/2025 (a)	160,000	164,678
SeaWorld Parks & Entertainment, Inc.
5.250%, 08/15/2029 (a)	267,000	230,027

	Principal Amount	Value
Consumer Discretionary — 13.6% (Continued)
Service Corp International/US
5.125%, 06/01/2029	$325,000	$303,525
3.375%, 08/15/2030	230,000	186,226
4.000%, 05/15/2031	360,000	299,809
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (a)	275,000	266,900
Sotheby’s
7.375%, 10/15/2027 (a)	170,000	166,042
SRS Distribution, Inc.
4.625%, 07/01/2028 (a)	305,000	269,080
6.000%, 12/01/2029 (a)	235,000	192,161
Staples, Inc.
7.500%, 04/15/2026 (a)	425,000	369,979
10.750%, 04/15/2027 (a)(c)	1,055,000	766,922
Station Casinos LLC
4.500%, 02/15/2028 (a)	335,000	286,493
Tempur Sealy International, Inc.
4.000%, 04/15/2029 (a)	322,000	259,731
3.875%, 10/15/2031 (a)	410,000	308,702
The Goodyear Tire & Rubber Co.
5.000%, 05/31/2026 (c)	255,000	245,985
4.875%, 03/15/2027	325,000	296,528
5.000%, 07/15/2029	395,000	343,559
5.250%, 07/15/2031	355,000	301,253
The Michaels Cos., Inc.
5.250%, 05/01/2028 (a)	505,000	359,813
Travel + Leisure Co.
6.625%, 07/31/2026 (a)	315,000	308,837
4.500%, 12/01/2029 (a)	360,000	294,287
Under Armour, Inc.
3.250%, 06/15/2026	175,000	150,991
Victoria’s Secret & Co.
4.625%, 07/15/2029 (a)(c)	154,000	122,881
Viking Cruises Ltd.
13.000%, 05/15/2025 (a)	440,000	471,955
VOC Escrow Ltd.
5.000%, 02/15/2028 (a)	265,000	218,861
White Cap Buyer LLC
6.875%, 10/15/2028 (a)	315,000	267,719
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025 (a)	490,000	464,527
5.250%, 05/15/2027 (a)(c)	385,000	335,064
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.750%, 04/15/2025 (a)	165,000	161,122
5.125%, 10/01/2029 (a)	210,000	166,985

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Consumer Discretionary — 13.6% (Continued)
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	$355,000	$318,193
3.625%, 03/15/2031	435,000	349,979
4.625%, 01/31/2032	320,000	274,101
5.375%, 04/01/2032	415,000	371,834
ZF North America Capital, Inc.
4.750%, 04/29/2025 (a)	565,000	529,452
		44,682,066
Consumer Staples — 4.0%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/2028 (a)	101,000	89,237
3.875%, 01/15/2028 (a)	600,000	529,197
3.500%, 02/15/2029 (a)	245,000	205,408
4.000%, 10/15/2030 (a)	675,000	547,830
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
7.500%, 03/15/2026 (a)	285,000	292,736
3.250%, 03/15/2026 (a)	303,000	272,688
4.625%, 01/15/2027 (a)	156,000	144,823
5.875%, 02/15/2028 (a)	203,000	190,053
3.500%, 03/15/2029 (a)	535,000	441,038
4.875%, 02/15/2030 (a)	420,000	374,812
Aramark Services, Inc.
5.000%, 04/01/2025 (a)	140,000	135,159
6.375%, 05/01/2025 (a)	580,000	575,296
5.000%, 02/01/2028 (a)	460,000	420,852
B&G Foods, Inc.
5.250%, 04/01/2025	286,000	260,633
BCPE Empire Holdings, Inc.
7.625%, 05/01/2027 (a)	149,000	136,457
BellRing Brands, Inc.
7.000%, 03/15/2030 (a)	390,000	369,149
CD&R Smokey Buyer, Inc.
6.750%, 07/15/2025 (a)	184,000	175,838
Coty, Inc.
6.500%, 04/15/2026 (a)	135,000	128,669
5.000%, 04/15/2026 (a)	400,000	377,546
Darling Ingredients, Inc.
6.000%, 06/15/2030 (a)	177,000	170,586
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	345,000	325,658
IRB Holding Corp.
7.000%, 06/15/2025 (a)	215,000	215,127
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (a)	380,000	335,667
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (a)	210,000	200,970

	Principal Amount	Value
Consumer Staples — 4.0% (Continued)
Lamb Weston Holdings, Inc.
4.125%, 01/31/2030 (a)	$410,000	$358,982
4.375%, 01/31/2032 (a)	185,000	159,148
Metis Merger Sub LLC
6.500%, 05/15/2029 (a)	375,000	302,959
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)	425,000	402,838
4.250%, 08/01/2029 (a)	405,000	344,068
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (a)	230,000	225,124
4.250%, 04/15/2031 (a)	425,000	354,877
3.500%, 03/01/2032 (a)	410,000	315,596
Post Holdings, Inc.
5.625%, 01/15/2028 (a)	245,000	229,369
5.500%, 12/15/2029 (a)	325,000	292,885
4.625%, 04/15/2030 (a)	290,000	244,442
4.500%, 09/15/2031 (a)	320,000	265,326
Primo Water Holdings, Inc.
4.375%, 04/30/2029 (a)	345,000	292,753
Rite Aid Corp.
8.000%, 11/15/2026 (a)	840,000	546,378
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
4.625%, 03/01/2029 (a)	370,000	309,614
TKC Holdings, Inc.
10.500%, 05/15/2029 (a)	447,000	318,453
US Foods, Inc.
6.250%, 04/15/2025 (a)	260,000	259,109
4.750%, 02/15/2029 (a)	225,000	199,804
Vector Group Ltd.
10.500%, 11/01/2026 (a)	130,000	128,471
5.750%, 02/01/2029 (a)	430,000	377,299
WASH Multifamily Acquisition, Inc.
5.750%, 04/15/2026 (a)	215,000	200,814
		13,043,738
Energy — 13.3%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, 02/15/2026 (a)	360,000	366,436
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 05/20/2025	365,000	350,413
5.875%, 08/20/2026	310,000	290,828
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/2026 (a)	290,000	296,174
5.750%, 03/01/2027 (a)	310,000	295,846
5.750%, 01/15/2028 (a)	325,000	306,917
5.375%, 06/15/2029 (a)	279,000	254,816
Antero Resources Corp.
5.375%, 03/01/2030 (a)	175,000	162,165

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Energy — 13.3% (Continued)
Apache Corp.
4.250%, 01/15/2030	$171,000	$152,602
5.100%, 09/01/2040	552,000	448,219
4.750%, 04/15/2043	565,000	424,473
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	230,000	214,349
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/01/2026 (a)	180,000	177,620
Baytex Energy Corp.
8.750%, 04/01/2027 (a)(c)	405,000	414,696
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (a)	385,000	381,085
Buckeye Partners LP
3.950%, 12/01/2026	320,000	281,541
4.500%, 03/01/2028 (a)	264,000	229,409
California Resources Corp.
7.125%, 02/01/2026 (a)	385,000	378,403
Callon Petroleum Co.
8.000%, 08/01/2028 (a)	257,000	256,684
7.500%, 06/15/2030 (a)(c)	305,000	290,281
Cheniere Energy Partners LP
4.500%, 10/01/2029	570,000	503,937
4.000%, 03/01/2031	319,000	269,355
3.250%, 01/31/2032	490,000	381,894
Cheniere Energy, Inc.
4.625%, 10/15/2028	450,000	415,406
Chesapeake Energy Corp.
6.750%, 04/15/2029 (a)	275,000	269,935
CITGO Petroleum Corp.
7.000%, 06/15/2025 (a)	281,000	277,816
6.375%, 06/15/2026 (a)	204,000	201,428
Clearway Energy Operating LLC
4.750%, 03/15/2028 (a)	360,000	334,507
3.750%, 02/15/2031 (a)	405,000	339,153
CNX Resources Corp.
7.250%, 03/14/2027 (a)	270,000	268,384
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (a)	100,000	93,477
Comstock Resources, Inc.
6.750%, 03/01/2029 (a)	500,000	481,068
5.875%, 01/15/2030 (a)	425,000	384,608
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (a)	545,000	488,674
Crescent Energy Finance LLC
7.250%, 05/01/2026 (a)	200,000	185,971

	Principal Amount	Value
Energy — 13.3% (Continued)
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/2025 (a)	$269,000	$260,496
CVR Energy, Inc.
5.250%, 02/15/2025 (a)	175,000	168,748
DT Midstream, Inc.
4.125%, 06/15/2029 (a)	450,000	390,143
4.375%, 06/15/2031 (a)	430,000	364,982
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (a)	257,000	243,601
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (a)	200,000	188,380
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/2028 (a)	285,000	279,016
Enerflex Ltd.
9.000%, 10/15/2027 (a)	200,000	194,872
EnLink Midstream LLC
6.500%, 09/01/2030 (a)	121,000	119,034
EnLink Midstream Partners LP
4.150%, 06/01/2025	270,000	253,857
5.050%, 04/01/2045	765,000	556,537
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (a)	215,000	206,752
EQM Midstream Partners LP
6.500%, 07/01/2027 (a)(c)	385,000	376,314
5.500%, 07/15/2028	375,000	335,805
4.500%, 01/15/2029 (a)	370,000	315,407
7.500%, 06/01/2030 (a)	310,000	301,894
4.750%, 01/15/2031 (a)	465,000	389,714
6.500%, 07/15/2048	388,000	299,330
EQT Corp.
6.125%, 02/01/2025 (b)	440,000	441,560
3.900%, 10/01/2027	185,000	166,650
7.000%, 02/01/2030 (b)	307,000	315,626
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (a)	390,000	376,570
5.450%, 07/15/2044 (a)	309,000	267,323
4.550%, 04/01/2049 (a)	205,000	155,530
FMG Resources August 2006 Pty Ltd.
5.125%, 05/15/2024 (a)	300,000	293,259
4.500%, 09/15/2027 (a)	315,000	282,766
5.875%, 04/15/2030 (a)	280,000	249,117
4.375%, 04/01/2031 (a)	300,000	237,483
6.125%, 04/15/2032 (a)	316,000	277,886
Genesis Energy LP / Genesis Energy Finance Corp.
6.500%, 10/01/2025	315,000	302,613
8.000%, 01/15/2027	368,000	357,059
7.750%, 02/01/2028	193,000	184,546

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Energy — 13.3% (Continued)
Gulfport Energy Corp.
8.000%, 05/17/2026 (a)	$340,000	$339,541
Harvest Midstream I LP
7.500%, 09/01/2028 (a)	435,000	419,792
Hess Midstream Operations LP
5.625%, 02/15/2026 (a)	375,000	368,340
4.250%, 02/15/2030 (a)	365,000	313,135
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	171,000	161,223
5.750%, 02/01/2029 (a)	315,000	288,942
6.000%, 02/01/2031 (a)	340,000	309,801
Ithaca Energy North Sea PLC
9.000%, 07/15/2026 (a)	221,000	218,735
ITT Holdings LLC
6.500%, 08/01/2029 (a)	550,000	444,729
Kinetik Holdings LP
5.875%, 06/15/2030 (a)	75,000	70,647
Laredo Petroleum, Inc.
9.500%, 01/15/2025	165,000	165,309
Matador Resources Co.
5.875%, 09/15/2026	247,000	242,482
MEG Energy Corp.
7.125%, 02/01/2027 (a)	152,000	154,622
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (a)	342,000	313,757
Murphy Oil Corp.
6.375%, 07/15/2028	91,000	88,796
Nabors Industries, Inc.
7.375%, 05/15/2027 (a)	297,000	292,541
Neptune Energy Bondco PLC
6.625%, 05/15/2025 (a)	480,000	467,235
New Fortress Energy, Inc.
6.750%, 09/15/2025 (a)	371,000	365,523
6.500%, 09/30/2026 (a)	640,000	621,117
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 (a)	257,000	249,738
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a)	635,000	574,839
Northern Oil and Gas, Inc.
8.125%, 03/01/2028 (a)	225,000	218,721
NuStar Logistics LP
5.750%, 10/01/2025	345,000	333,595
6.375%, 10/01/2030	360,000	334,447

	Principal Amount	Value
Energy — 13.3% (Continued)
Occidental Petroleum Corp.
6.950%, 07/01/2024	$310,000	$317,110
2.900%, 08/15/2024	222,000	214,103
5.875%, 09/01/2025	230,000	232,006
5.500%, 12/01/2025	185,000	185,775
5.550%, 03/15/2026	275,000	279,514
6.375%, 09/01/2028	87,000	88,496
8.875%, 07/15/2030	126,000	143,168
6.625%, 09/01/2030	314,000	327,147
6.125%, 01/01/2031	175,000	176,096
7.500%, 05/01/2031	375,000	404,001
7.875%, 09/15/2031	165,000	179,786
6.450%, 09/15/2036	325,000	323,492
6.200%, 03/15/2040	535,000	515,890
6.600%, 03/15/2046	426,000	420,554
Parkland Corp.
4.500%, 10/01/2029 (a)	313,000	264,191
4.625%, 05/01/2030 (a)	370,000	308,691
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/2028 (a)	151,000	135,880
PBF Holding Co LLC / PBF Finance Corp.
7.250%, 06/15/2025	435,000	431,439
6.000%, 02/15/2028	322,000	293,199
PDC Energy, Inc.
5.750%, 05/15/2026	400,000	383,964
Range Resources Corp.
4.875%, 05/15/2025	370,000	357,723
8.250%, 01/15/2029	300,000	312,167
Rockcliff Energy II LLC
5.500%, 10/15/2029 (a)	305,000	272,400
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (a)	173,000	152,101
Southwestern Energy Co.
5.375%, 02/01/2029 (c)	330,000	308,225
5.375%, 03/15/2030	312,000	289,021
4.750%, 02/01/2032 (c)	485,000	419,370
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/2031 (a)	278,000	234,351
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/2026 (a)	220,000	211,468
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	305,000	297,904
4.500%, 05/15/2029	308,000	265,288
4.500%, 04/30/2030	365,000	311,329
Superior Plus LP / Superior General Partner, Inc.
4.500%, 03/15/2029 (a)	315,000	267,939

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Energy — 13.3% (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.500%, 10/01/2025 (a)	$310,000	$313,791
5.500%, 01/15/2028 (a)	370,000	332,619
6.000%, 12/31/2030 (a)	380,000	344,949
TerraForm Power Operating LLC
5.000%, 01/31/2028 (a)	320,000	297,028
4.750%, 01/15/2030 (a)	224,000	201,838
Transocean, Inc.
11.500%, 01/30/2027 (a)	830,000	835,009
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 04/01/2026	350,000	336,824
6.875%, 09/01/2027	202,000	193,396
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (a)	355,000	307,144
4.125%, 08/15/2031 (a)	315,000	269,330
3.875%, 11/01/2033 (a)	415,000	333,836
Vistra Operations Co LLC
5.625%, 02/15/2027 (a)	545,000	520,372
4.375%, 05/01/2029 (a)	520,000	446,009
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a)	225,000	207,955
Weatherford International Ltd.
8.625%, 04/30/2030 (a)	655,000	616,394
Western Midstream Operating LP
3.350%, 02/01/2025 (b)	108,000	103,183
4.050%, 02/01/2030 (b)	175,000	154,022
5.450%, 04/01/2044	490,000	399,135
5.300%, 03/01/2048	259,000	209,710
5.250%, 02/01/2050 (b)	640,000	499,685
		43,625,064
Financials — 10.4%
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/2025 (a)	270,000	254,473
4.250%, 02/15/2029 (a)	276,000	225,859
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/2027 (a)	482,000	440,353
4.250%, 10/15/2027 (a)	320,000	288,819
Ally Financial, Inc.
5.750%, 11/20/2025	329,000	318,396
AmWINS Group, Inc.
4.875%, 06/30/2029 (a)	375,000	321,700

	Principal Amount	Value
Financials — 10.4% (Continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.000%, 06/15/2027 (a)	$345,000	$331,583
4.000%, 09/01/2029 (a)	274,000	208,561
Barclays PLC
4.375%, 09/11/2024	605,000	575,528
4.836%, 05/09/2028	575,000	487,655
5.088%, 06/20/2030 (b)	370,000	311,145
3.564%, 09/23/2035	444,000	313,230
Barclays PLC
5.200%, 05/12/2026	455,000	417,378
C&W Senior Financing DAC
6.875%, 09/15/2027 (a)	455,000	395,467
Camelot Finance SA
4.500%, 11/01/2026 (a)	176,000	164,886
Compass Group Diversified Holdings LLC
5.250%, 04/15/2029 (a)	495,000	426,955
Deutsche Bank AG
4.500%, 04/01/2025	430,000	400,059
Deutsche Bank AG/New York NY
3.729%, 01/14/2032 (b)	471,000	331,360
4.875%, 12/01/2032 (b)	490,000	388,774
3.742%, 01/07/2033 (b)	600,000	408,913
Dresdner Funding Trust I
8.151%, 06/30/2031 (a)	237,000	243,221
eG Global Finance PLC
8.500%, 10/30/2025 (a)	405,000	375,026
Enact Holdings, Inc.
6.500%, 08/15/2025 (a)	340,000	335,719
Ford Motor Credit Co LLC
5.584%, 03/18/2024	635,000	628,088
3.664%, 09/08/2024	215,000	204,567
4.063%, 11/01/2024	540,000	517,555
2.300%, 02/10/2025	372,000	339,636
5.125%, 06/16/2025	445,000	431,290
4.134%, 08/04/2025	346,000	322,600
3.375%, 11/13/2025	530,000	481,783
4.542%, 08/01/2026	300,000	277,035
2.700%, 08/10/2026	285,000	248,306
4.271%, 01/09/2027	410,000	371,130
4.950%, 05/28/2027	595,000	545,627
4.125%, 08/17/2027	161,000	143,069
3.815%, 11/02/2027	375,000	325,841
2.900%, 02/16/2028	390,000	317,422
2.900%, 02/10/2029	405,000	318,592
5.113%, 05/03/2029	610,000	546,468
4.000%, 11/13/2030	355,000	288,065
3.625%, 06/17/2031	475,000	370,405

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Financials — 10.4% (Continued)
Freedom Mortgage Corp.
8.250%, 04/15/2025 (a)	$163,000	$139,745
7.625%, 05/01/2026 (a)	350,000	277,046
6.625%, 01/15/2027 (a)	178,000	133,298
goeasy Ltd.
5.375%, 12/01/2024 (a)	325,000	303,756
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	460,000	448,275
6.250%, 05/15/2026	505,000	486,739
5.250%, 05/15/2027	407,000	375,751
4.375%, 02/01/2029	355,000	297,289
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (a)	373,000	291,570
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (a)	575,000	542,983
5.710%, 01/15/2026 (a)	610,000	568,551
Jazz Securities DAC
4.375%, 01/15/2029 (a)	512,000	455,690
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.000%, 08/15/2028 (a)	465,000	366,041
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (a)	360,000	304,175
LPL Holdings, Inc.
4.000%, 03/15/2029 (a)	395,000	345,753
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
11.500%, 12/15/2028 (a)	260,000	236,486
Mclaren Finance PLC
7.500%, 08/01/2026 (a)	400,000	321,598
MGIC Investment Corp.
5.250%, 08/15/2028	365,000	330,821
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (a)	422,000	359,542
MSCI, Inc.
4.000%, 11/15/2029 (a)	275,000	239,250
3.625%, 09/01/2030 (a)	400,000	334,940
3.875%, 02/15/2031 (a)	435,000	367,325
3.250%, 08/15/2033 (a)	175,000	136,598
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (a)	420,000	374,638
5.500%, 08/15/2028 (a)	425,000	344,459
5.125%, 12/15/2030 (a)	193,000	146,090
Navient Corp.
5.000%, 03/15/2027	356,000	300,799
5.500%, 03/15/2029	383,000	304,747
5.625%, 08/01/2033	330,000	233,310

	Principal Amount	Value
Financials — 10.4% (Continued)
NFP Corp.
6.875%, 08/15/2028 (a)	$489,000	$417,177
OneMain Finance Corp.
6.875%, 03/15/2025	580,000	564,407
7.125%, 03/15/2026	325,000	314,231
3.500%, 01/15/2027	410,000	337,241
6.625%, 01/15/2028	425,000	386,438
3.875%, 09/15/2028	395,000	308,708
5.375%, 11/15/2029	361,000	297,018
4.000%, 09/15/2030	470,000	356,081
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, 04/15/2030 (a)	178,000	151,296
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (a)	350,000	315,812
4.250%, 02/15/2029 (a)	370,000	277,964
Perrigo Finance Unlimited Co.
3.900%, 12/15/2024	345,000	330,608
4.375%, 03/15/2026	98,000	92,061
4.400%, 06/15/2030	208,000	174,298
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/2024 (a)	345,000	343,969
5.750%, 04/15/2026 (a)	515,000	502,093
3.375%, 08/31/2027 (a)	367,000	320,108
6.250%, 01/15/2028 (a)	331,000	307,003
Radian Group, Inc.
6.625%, 03/15/2025	470,000	463,191
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026 (a)	391,000	328,203
3.625%, 03/01/2029 (a)	390,000	301,318
3.875%, 03/01/2031 (a)	570,000	425,306
4.000%, 10/15/2033 (a)	440,000	308,387
Sable International Finance Ltd.
5.750%, 09/07/2027 (a)	145,000	128,731
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (a)	210,000	195,335
SLM Corp.
4.200%, 10/29/2025	145,000	135,070
Starwood Property Trust, Inc.
4.750%, 03/15/2025	92,000	86,543
UniCredit SpA
5.861%, 06/19/2032 (a)(b)	185,000	153,354
7.296%, 04/02/2034 (a)(b)	477,000	404,848
5.459%, 06/30/2035 (a)	569,000	423,835
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (a)	197,000	177,323
5.500%, 04/15/2029 (a)	290,000	220,975

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Financials — 10.4% (Continued)
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.375%, 02/01/2030 (a)	$490,000	$408,861
		33,967,597
Health Care — 8.1%
AdaptHealth LLC
5.125%, 03/01/2030 (a)	167,000	145,238
Akumin, Inc.
7.000%, 11/01/2025 (a)	135,000	109,392
Avantor Funding, Inc.
4.625%, 07/15/2028 (a)	585,000	529,767
3.875%, 11/01/2029 (a)	180,000	152,747
Bausch Health Cos, Inc.
5.500%, 11/01/2025 (a)	973,000	782,740
6.125%, 02/01/2027 (a)	1,830,000	1,206,543
Centene Corp.
4.250%, 12/15/2027	550,000	508,899
2.450%, 07/15/2028	515,000	424,553
4.625%, 12/15/2029	870,000	789,951
3.375%, 02/15/2030	428,000	355,946
3.000%, 10/15/2030	500,000	403,940
2.500%, 03/01/2031	660,000	508,484
2.625%, 08/01/2031	525,000	403,266
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (a)	835,000	721,812
5.625%, 03/15/2027 (a)	604,000	480,404
8.000%, 12/15/2027 (a)	189,000	153,480
6.000%, 01/15/2029 (a)	445,000	331,489
5.250%, 05/15/2030 (a)	650,000	451,389
4.750%, 02/15/2031 (a)	505,000	339,039
DaVita, Inc.
4.625%, 06/01/2030 (a)	710,000	554,702
3.750%, 02/15/2031 (a)	650,000	473,674
Elanco Animal Health, Inc.
6.400%, 08/28/2028	330,000	298,033
Encompass Health Corp.
4.500%, 02/01/2028	365,000	327,551
4.750%, 02/01/2030	375,000	318,896
Global Medical Response, Inc.
6.500%, 10/01/2025 (a)	175,000	139,521
HCA, Inc.
3.125%, 03/15/2027 (a)	395,000	349,486
4.125%, 06/15/2029	385,000	339,903
5.000%, 03/15/2024	433,000	429,342
5.375%, 02/01/2025	600,000	592,565
5.250%, 04/15/2025	220,000	216,275
5.875%, 02/15/2026	550,000	545,028

	Principal Amount	Value
Health Care — 8.1% (Continued)
5.250%, 06/15/2026	$210,000	$203,682
5.375%, 09/01/2026	182,000	177,123
4.500%, 02/15/2027	450,000	421,632
5.625%, 09/01/2028	225,000	216,214
3.500%, 09/01/2030	605,000	503,139
2.375%, 07/15/2031	365,000	272,246
3.625%, 03/15/2032 (a)	710,000	576,038
5.125%, 06/15/2039	445,000	368,394
4.375%, 03/15/2042 (a)	330,000	247,794
5.500%, 06/15/2047	492,000	410,585
5.250%, 06/15/2049	496,000	401,303
4.625%, 03/15/2052 (a)	517,000	380,454
Hologic, Inc.
3.250%, 02/15/2029 (a)	425,000	364,212
Horizon Therapeutics USA, Inc.
5.500%, 08/01/2027 (a)	124,000	119,652
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (a)	175,000	155,225
Medline Borrower LP
3.875%, 04/01/2029 (a)	1,195,000	981,872
5.250%, 10/01/2029 (a)	671,000	523,709
Molina Healthcare, Inc.
4.375%, 06/15/2028 (a)	350,000	314,450
3.875%, 11/15/2030 (a)	93,000	79,274
3.875%, 05/15/2032 (a)	340,000	284,458
Organon & Co / Organon Foreign Debt Co-Issuer BV
4.125%, 04/30/2028 (a)	423,000	373,397
5.125%, 04/30/2031 (a)	590,000	502,061
Owens & Minor, Inc.
6.625%, 04/01/2030 (a)	290,000	241,795
Radiology Partners, Inc.
9.250%, 02/01/2028 (a)	945,000	502,220
RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc.
9.750%, 12/01/2026 (a)	560,000	448,381
RP Escrow Issuer LLC
5.250%, 12/15/2025 (a)	470,000	352,670
Select Medical Corp.
6.250%, 08/15/2026 (a)	433,000	411,396
Tenet Healthcare Corp.
4.625%, 07/15/2024	350,000	339,810
4.625%, 09/01/2024 (a)	140,000	135,473
4.875%, 01/01/2026 (a)	576,000	543,980
6.250%, 02/01/2027 (a)	555,000	530,680
5.125%, 11/01/2027 (a)	319,000	294,606
6.125%, 10/01/2028 (a)	545,000	473,673
4.250%, 06/01/2029 (a)	540,000	455,773
6.125%, 06/15/2030 (a)	438,000	404,594

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Health Care — 8.1% (Continued)
US Acute Care Solutions LLC
6.375%, 03/01/2026 (a)	$203,000	$184,548
		26,580,568
Industrials — 10.3%
AECOM
5.125%, 03/15/2027	285,000	270,515
AerCap Holdings NV
5.875%, 10/10/2079 (b)	220,000	198,255
Air Canada
3.875%, 08/15/2026 (a)	345,000	305,772
Allegiant Travel Co.
7.250%, 08/15/2027 (a)	260,000	244,835
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	604,000	577,965
9.750%, 07/15/2027 (a)	490,000	423,354
6.000%, 06/01/2029 (a)	181,000	126,090
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.625%, 06/01/2028 (a)	490,000	411,340
4.625%, 06/01/2028 (a)	211,000	173,016
American Airlines Group, Inc.
3.750%, 03/01/2025 (a)(c)	138,000	121,603
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (a)	1,020,000	974,990
5.750%, 04/20/2029 (a)	1,105,000	1,011,666
American Airlines, Inc.
11.750%, 07/15/2025 (a)	625,000	684,380
American Builders & Contractors Supply Co, Inc.
4.000%, 01/15/2028 (a)	350,000	309,521
APX Group, Inc.
6.750%, 02/15/2027 (a)	300,000	293,383
5.750%, 07/15/2029 (a)(c)	385,000	307,987
Artera Services LLC
9.033%, 12/04/2025 (a)	285,000	238,817
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/2029 (a)	175,000	151,943
Bombardier, Inc.
7.500%, 03/15/2025 (a)	495,000	492,032
7.125%, 06/15/2026 (a)	495,000	469,400
7.875%, 04/15/2027 (a)	635,000	604,244
6.000%, 02/15/2028 (a)	204,000	182,070
Brand Industrial Services, Inc.
8.500%, 07/15/2025 (a)(c)	1,045,000	753,651

	Principal Amount	Value
Industrials — 10.3% (Continued)
Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	$472,000	$378,490
6.375%, 06/15/2032 (a)	355,000	327,459
Camelot Return Merger Sub, Inc.
8.750%, 08/01/2028 (a)	585,000	488,475
Cargo Aircraft Management, Inc.
4.750%, 02/01/2028 (a)	200,000	178,865
Clean Harbors, Inc.
4.875%, 07/15/2027 (a)	177,000	166,830
CoreCivic, Inc.
8.250%, 04/15/2026	341,000	346,290
CoreLogic, Inc.
4.500%, 05/01/2028 (a)	445,000	300,236
CoStar Group, Inc.
2.800%, 07/15/2030 (a)	269,000	210,324
Covanta Holding Corp.
4.875%, 12/01/2029 (a)	215,000	183,579
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.625%, 05/01/2027 (a)	325,000	306,328
6.000%, 02/01/2029 (a)	135,000	126,548
8.000%, 04/01/2029 (a)	365,000	365,524
DCP Midstream Operating LP
5.375%, 07/15/2025	465,000	455,221
5.125%, 05/15/2029	375,000	352,729
Delta Air Lines, Inc.
2.900%, 10/28/2024	410,000	388,135
7.375%, 01/15/2026 (c)	425,000	434,560
3.750%, 10/28/2029 (c)	320,000	263,724
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (a)	430,000	414,950
5.500%, 05/01/2028 (a)	372,000	312,340
Garda World Security Corp.
4.625%, 02/15/2027 (a)	232,000	206,212
9.500%, 11/01/2027 (a)	284,000	257,491
GFL Environmental, Inc.
3.750%, 08/01/2025 (a)	312,000	295,991
4.000%, 08/01/2028 (a)	350,000	303,685
3.500%, 09/01/2028 (a)	180,000	153,936
4.750%, 06/15/2029 (a)	204,000	178,263
Griffon Corp.
5.750%, 03/01/2028	290,000	266,013
H&E Equipment Services, Inc.
3.875%, 12/15/2028 (a)	223,000	188,717
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/2026 (a)	265,000	246,858

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Industrials — 10.3% (Continued)
Herc Holdings, Inc.
5.500%, 07/15/2027 (a)	$225,000	$212,969
Hertz Corp/The
5.000%, 12/01/2029 (a)	465,000	369,617
Howmet Aerospace, Inc.
5.125%, 10/01/2024	265,000	262,555
6.875%, 05/01/2025	330,000	336,452
5.900%, 02/01/2027	305,000	300,209
3.000%, 01/15/2029	107,000	89,320
5.950%, 02/01/2037	320,000	293,846
Mattamy Group Corp.
4.625%, 03/01/2030 (a)	61,000	48,090
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (a)	455,000	394,033
5.750%, 11/01/2028 (a)(c)	590,000	457,431
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (a)	265,000	232,918
Pike Corp.
5.500%, 09/01/2028 (a)	170,000	145,563
Sabre GLBL, Inc.
7.375%, 09/01/2025 (a)	455,000	426,458
9.250%, 04/15/2025 (a)	329,000	319,178
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (a)	565,000	481,811
Specialty Building Products Holdings LLC / SBP Finance Corp.
6.375%, 09/30/2026 (a)	345,000	278,061
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (a)	428,000	416,827
Standard Industries Inc/NJ
5.000%, 02/15/2027 (a)	221,000	200,492
4.750%, 01/15/2028 (a)(c)	430,000	377,849
4.375%, 07/15/2030 (a)	560,000	456,042
3.375%, 01/15/2031 (a)	500,000	375,295
Stericycle, Inc.
5.375%, 07/15/2024 (a)	255,000	251,740
Terex Corp.
5.000%, 05/15/2029 (a)	192,000	172,126
The ADT Security Corp.
4.125%, 08/01/2029 (a)	430,000	369,800
4.875%, 07/15/2032 (a)	355,000	302,854
The Brink’s Co
4.625%, 10/15/2027 (a)	315,000	291,893
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.750%, 04/15/2026 (a)	865,000	704,807
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (a)	445,000	400,064

	Principal Amount	Value
Industrials — 10.3% (Continued)
TransDigm, Inc.
6.250%, 03/15/2026 (a)	$1,195,000	$1,178,360
7.500%, 03/15/2027	335,000	331,315
5.500%, 11/15/2027	620,000	563,183
4.625%, 01/15/2029	274,000	233,763
4.875%, 05/01/2029	169,000	144,917
Uber Technologies, Inc.
8.000%, 11/01/2026 (a)	575,000	580,215
7.500%, 09/15/2027 (a)	485,000	484,636
4.500%, 08/15/2029 (a)	449,000	386,556
United Airlines, Inc.
4.375%, 04/15/2026 (a)	735,000	672,144
4.625%, 04/15/2029 (a)	435,000	373,889
United Rentals North America, Inc.
4.875%, 01/15/2028	330,000	307,448
5.250%, 01/15/2030	137,000	127,510
4.000%, 07/15/2030	215,000	183,424
3.875%, 02/15/2031	291,000	241,181
3.750%, 01/15/2032	370,000	300,588
Vertiv Group Corp.
4.125%, 11/15/2028 (a)	425,000	370,730
WESCO Distribution, Inc.
7.125%, 06/15/2025 (a)	225,000	227,529
7.250%, 06/15/2028 (a)	206,000	209,276
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/2028 (b)	399,000	372,159
		33,681,725
Information Technology — 5.7%
Amkor Technology, Inc.
6.625%, 09/15/2027 (a)	253,000	250,131
Arches Buyer, Inc.
4.250%, 06/01/2028 (a)	435,000	357,866
AthenaHealth Group, Inc.
6.500%, 02/15/2030 (a)(c)	698,000	544,803
Black Knight InfoServ LLC
3.625%, 09/01/2028 (a)	285,000	247,996
Block, Inc.
2.750%, 06/01/2026	420,000	376,626
3.500%, 06/01/2031 (c)	430,000	347,264
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	335,000	297,205
Boxer Parent Co, Inc.
7.125%, 10/02/2025 (a)	175,000	171,892

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Information Technology — 5.7% (Continued)
CDW LLC / CDW Finance Corp.
4.125%, 05/01/2025	$320,000	$305,019
2.670%, 12/01/2026	425,000	366,110
3.250%, 02/15/2029	193,000	158,225
3.569%, 12/01/2031	450,000	354,983
Central Parent Inc / CDK Global, Inc.
7.250%, 06/15/2029 (a)	203,000	194,068
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (a)	148,000	127,292
4.875%, 07/01/2029 (a)	155,000	129,732
Coherent Corp.
5.000%, 12/15/2029 (a)	430,000	369,929
Condor Merger Sub, Inc.
7.375%, 02/15/2030 (a)(c)	631,000	522,929
Crowdstrike Holdings, Inc.
3.000%, 02/15/2029	238,000	201,202
Endurance International Group Holdings, Inc.
6.000%, 02/15/2029 (a)	540,000	356,360
Entegris Escrow Corp.
4.750%, 04/15/2029 (a)	610,000	540,062
5.950%, 06/15/2030 (a)	380,000	348,068
Fair Isaac Corp.
4.000%, 06/15/2028 (a)	260,000	235,944
Gartner, Inc.
4.500%, 07/01/2028 (a)	360,000	334,348
3.750%, 10/01/2030 (a)	365,000	307,675
Go Daddy Operating Co LLC / GD Finance Co, Inc.
5.250%, 12/01/2027 (a)	300,000	281,461
3.500%, 03/01/2029 (a)	252,000	209,645
GoTo Group, Inc.
5.500%, 09/01/2027 (a)	1,155,000	672,811
Imola Merger Corp.
4.750%, 05/15/2029 (a)	230,000	198,707

IQVIA, Inc.
5.000%, 10/15/2026 (a)	265,000	253,295
5.000%, 05/15/2027 (a)	445,000	424,643
Millennium Escrow Corp.
6.625%, 08/01/2026 (a)	670,000	484,085
NCR Corp.
5.000%, 10/01/2028 (a)	173,000	145,784
5.125%, 04/15/2029 (a)	455,000	382,888
Nokia Oyj
6.625%, 05/15/2039	324,000	295,261
NortonLifeLock, Inc.
5.000%, 04/15/2025 (a)	315,000	306,394

	Principal Amount	Value
Information Technology — 5.7% (Continued)
ON Semiconductor Corp.
3.875%, 09/01/2028 (a)	$335,000	$295,127
Open Text Corp.
3.875%, 02/15/2028 (a)	385,000	330,319
3.875%, 12/01/2029 (a)	380,000	303,447
Open Text Holdings, Inc.
4.125%, 02/15/2030 (a)	390,000	313,402
4.125%, 12/01/2031 (a)	320,000	243,722
Qorvo, Inc.
1.750%, 12/15/2024 (a)	307,000	280,348
4.375%, 10/15/2029	215,000	183,480
3.375%, 04/01/2031 (a)	190,000	143,391
Rocket Software, Inc.
6.500%, 02/15/2029 (a)	259,000	207,372
Seagate HDD Cayman
4.750%, 01/01/2025	325,000	314,129
5.750%, 12/01/2034	345,000	281,048
Sensata Technologies BV
5.000%, 10/01/2025 (a)	188,000	182,876
4.000%, 04/15/2029 (a)	265,000	223,608
Sensata Technologies, Inc.
3.750%, 02/15/2031 (a)	200,000	159,730
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	400,000	373,106
Unisys Corp.
6.875%, 11/01/2027 (a)	250,000	209,550
Vericast Corp.
11.000%, 09/15/2026 (a)	439,000	431,318
Veritas US Inc / Veritas Bermuda Ltd.
7.500%, 09/01/2025 (a)	1,170,000	986,984
Viasat, Inc.
5.625%, 09/15/2025 (a)	355,000	327,878
5.625%, 04/15/2027 (a)	320,000	296,437
Vibrantz Technologies, Inc.
9.000%, 02/15/2030 (a)	633,000	418,554
Virtusa Corp.
7.125%, 12/15/2028 (a)	492,000	353,663
Vontier Corp.
2.950%, 04/01/2031	217,000	152,657
Western Digital Corp.
4.750%, 02/15/2026	525,000	488,591
Xerox Holdings Corp.
5.000%, 08/15/2025 (a)	400,000	362,066
5.500%, 08/15/2028 (a)	400,000	317,176
		18,537,172
Materials — 6.8%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (a)	215,000	200,547

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Materials — 6.8% (Continued)
Arconic Corp.
6.000%, 05/15/2025 (a)	$370,000	$367,295
6.125%, 02/15/2028 (a)	475,000	446,158
ARD Finance SA
6.500%, 06/30/2027 (a)	215,000	154,787
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 04/30/2025 (a)	304,000	287,349
4.125%, 08/15/2026 (a)	515,000	446,533
5.250%, 08/15/2027 (a)	435,000	305,753
5.250%, 08/15/2027 (a)	373,000	262,174
ASP Unifrax Holdings, Inc.
5.250%, 09/30/2028 (a)	323,000	257,667
Avient Corp.
5.750%, 05/15/2025 (a)	190,000	185,814
7.125%, 08/01/2030 (a)	177,000	169,495
Axalta Coating Systems LLC
3.375%, 02/15/2029 (a)	302,000	250,249
Ball Corp.
5.250%, 07/01/2025	475,000	469,898
4.875%, 03/15/2026	140,000	134,705
2.875%, 08/15/2030	324,000	252,169
3.125%, 09/15/2031	425,000	326,553
Berry Global, Inc.
1.570%, 01/15/2026	560,000	485,662
4.875%, 07/15/2026 (a)	368,000	346,584
Big River Steel LLC / BRS Finance Corp.
6.625%, 01/31/2029 (a)	210,000	198,005
Brookfield Residential Properties Inc / Brookfield Residential US LLC
6.250%, 09/15/2027 (a)	175,000	153,040
Chemours Co/The
5.750%, 11/15/2028 (a)	380,000	327,843
4.625%, 11/15/2029 (a)	390,000	305,189
Cleveland-Cliffs, Inc.
6.750%, 03/15/2026 (a)	415,000	412,682
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/2030 (a)	293,000	255,463
CP Atlas Buyer, Inc.
7.000%, 12/01/2028 (a)(c)	431,000	310,947
Crown Americas LLC / Crown Americas Capital Corp VI
4.750%, 02/01/2026	200,000	191,741
Domtar Corp.
6.750%, 10/01/2028 (a)	530,000	451,807
Element Solutions, Inc.
3.875%, 09/01/2028 (a)	230,000	196,098

	Principal Amount	Value
Materials — 6.8% (Continued)
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	$330,000	$323,874
5.000%, 09/01/2027	210,000	200,794
4.125%, 03/01/2028	55,000	49,428
4.375%, 08/01/2028	300,000	271,101
5.250%, 09/01/2029	168,000	156,425
4.250%, 03/01/2030	295,000	258,601
4.625%, 08/01/2030	365,000	323,135
5.400%, 11/14/2034	345,000	307,879
5.450%, 03/15/2043	465,000	383,432
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (a)	355,000	308,696
6.125%, 04/01/2029 (a)	370,000	307,218
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (a)	815,000	689,478
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028 (a)	211,000	157,607
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (a)	157,000	126,159
LABL, Inc.
6.750%, 07/15/2026 (a)	285,000	271,415
10.500%, 07/15/2027 (a)	905,000	816,654
LSB Industries, Inc.
6.250%, 10/15/2028 (a)	365,000	332,221
Mauser Packaging Solutions Holding Co.
7.250%, 04/15/2025 (a)(c)	503,000	453,494
Mercer International, Inc.
5.125%, 02/01/2029	455,000	378,019
Methanex Corp.
5.125%, 10/15/2027	395,000	359,466
5.250%, 12/15/2029	216,000	185,962
Mineral Resources Ltd.
8.125%, 05/01/2027 (a)	296,000	295,161
8.000%, 11/01/2027 (a)	280,000	276,046
8.500%, 05/01/2030 (a)	345,000	340,303
NOVA Chemicals Corp.
4.875%, 06/01/2024 (a)	470,000	458,135
5.250%, 06/01/2027 (a)	455,000	407,225
Novelis Corp.
3.250%, 11/15/2026 (a)	107,000	93,903
4.750%, 01/30/2030 (a)	410,000	353,541
3.875%, 08/15/2031 (a)	312,000	242,469
Olin Corp.
5.625%, 08/01/2029	375,000	353,004
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (a)	400,000	325,830
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (a)	355,000	340,006

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Materials — 6.8% (Continued)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (a)	$248,000	$221,985
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (a)	100,000	98,500
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (a)	475,000	410,782
6.625%, 05/01/2029 (a)	161,000	129,676
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (a)	240,000	191,393
Sealed Air Corp.
6.875%, 07/15/2033 (a)	360,000	345,269
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/2029 (a)	297,000	271,957
SYNGENTA FIN N V
4.892%, 04/24/2025	300,000	285,982
Trivium Packaging Finance BV
5.500%, 08/15/2026 (a)	280,000	257,681
8.500%, 08/15/2027 (a)(c)	225,000	212,132
Tronox, Inc.
4.625%, 03/15/2029 (a)	343,000	265,690
United States Steel Corp.
6.875%, 03/01/2029 (c)	415,000	381,444
Valvoline, Inc.
4.250%, 02/15/2030 (a)	130,000	125,321
WR Grace Holdings LLC
4.875%, 06/15/2027 (a)	365,000	319,831
5.625%, 08/15/2029 (a)	565,000	435,050
		22,251,581
Real Estate — 5.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
4.500%, 04/01/2027 (a)	380,000	324,110
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/2026 (a)	425,000	395,467
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (a)	71,000	67,793
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (a)	745,000	616,669
GLP Capital LP / GLP Financing II, Inc.
5.250%, 06/01/2025	322,000	310,865
5.375%, 04/15/2026	415,000	396,661
5.300%, 01/15/2029	365,000	329,766
4.000%, 01/15/2030	299,000	247,240
4.000%, 01/15/2031	365,000	293,536
3.250%, 01/15/2032	390,000	291,584

	Principal Amount	Value
Real Estate — 5.3% (Continued)
Grifols Escrow Issuer SA
4.750%, 10/15/2028 (a)	$345,000	$269,988
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/2026 (a)	495,000	405,593
Hunt Cos, Inc.
5.250%, 04/15/2029 (a)	143,000	115,473
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/2032 (a)	375,000	310,112
Iron Mountain, Inc.
4.875%, 09/15/2027 (a)	425,000	394,084
5.250%, 03/15/2028 (a)	110,000	101,468
4.875%, 09/15/2029 (a)	425,000	367,636
5.250%, 07/15/2030 (a)	286,000	247,169
4.500%, 02/15/2031 (a)	465,000	379,673
5.625%, 07/15/2032 (a)	310,000	266,496
iStar, Inc.
4.750%, 10/01/2024	370,000	366,095
Kennedy-Wilson, Inc.
4.750%, 03/01/2029	112,000	91,184
4.750%, 02/01/2030	325,000	255,931
5.000%, 03/01/2031	268,000	210,258
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	285,000	240,153
4.750%, 06/15/2029 (a)	355,000	283,995
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/2027	403,000	345,889
4.625%, 08/01/2029	238,000	186,617
3.500%, 03/15/2031	625,000	431,459
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028 (a)	210,000	189,991
4.875%, 05/15/2029 (a)	370,000	316,498
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (a)	440,000	317,432
5.250%, 04/15/2030 (a)	470,000	324,356
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	350,000	323,832
SBA Communications Corp.
3.875%, 02/15/2027	230,000	208,006
3.125%, 02/01/2029	565,000	458,659
Service Properties Trust
4.350%, 10/01/2024	500,000	459,410
7.500%, 09/15/2025	365,000	356,331
The Howard Hughes Corp.
4.125%, 02/01/2029 (a)	310,000	244,866
4.375%, 02/01/2031 (a)	345,000	260,145
The Howard Hughes Corporation
5.375%, 08/01/2028 (a)	293,000	251,372

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.5% (Continued)

Real Estate — 5.3% (Continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025 (a)	$391,000	$388,476
6.000%, 01/15/2030 (a)(c)	365,000	250,184
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
6.500%, 02/15/2029 (a)	520,000	372,566
VICI Properties LP
4.750%, 02/15/2028	500,000	457,066
4.950%, 02/15/2030	425,000	384,683
5.125%, 05/15/2032	476,000	422,831
5.625%, 05/15/2052	490,000	401,922
VICI Properties LP / VICI Note Co, Inc.
5.625%, 05/01/2024 (a)	440,000	434,856
3.500%, 02/15/2025 (a)	370,000	344,665
4.625%, 06/15/2025 (a)	320,000	300,525
5.750%, 02/01/2027 (a)	325,000	307,803
3.750%, 02/15/2027 (a)	345,000	303,048
3.875%, 02/15/2029 (a)	340,000	287,229
4.625%, 12/01/2029 (a)	226,000	197,605
4.125%, 08/15/2030 (a)	420,000	349,494
		17,456,815

Utilities — 1.4%
American Electric Power Co, Inc.
3.875%, 02/15/2062 (b)	420,000	322,529
Calpine Corp.
4.500%, 02/15/2028 (a)	490,000	440,721
5.125%, 03/15/2028 (a)	485,000	430,955
4.625%, 02/01/2029 (a)	335,000	282,072
5.000%, 02/01/2031 (a)	232,000	196,477
3.750%, 03/01/2031 (a)	226,000	185,711
FirstEnergy Corp.
4.400%, 07/15/2027 (b)	575,000	540,943
7.375%, 11/15/2031	340,000	379,015
5.350%, 07/15/2047	259,000	214,263
NRG Energy, Inc.
5.750%, 01/15/2028	221,000	211,312
5.250%, 06/15/2029 (a)	345,000	313,909
3.625%, 02/15/2031 (a)	460,000	368,524
3.875%, 02/15/2032 (a)	490,000	387,370
PG&E Corp.
5.000%, 07/01/2028	369,000	336,714
5.250%, 07/01/2030	130,000	115,493
		4,726,008
TOTAL CORPORATE BONDS (Cost $341,484,500)		322,530,692

	Principal Amount	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (b)	$12,837,594	$12,837,594
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,837,594)		12,837,594

Total Investments (Cost $354,322,094) — 102.4%		335,368,286
Liabilities in Excess of Other Assets — (2.4)%		(7,846,193)
TOTAL NET ASSETS — 100.0%		$327,522,093

Percentages are stated as a percent of net assets.

(a)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $217,365,796, which represents 66.37% of total net assets.

(b)	The rate shown is as of October 31, 2022.
(c)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $11,997,632 or 3.7% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Pacer Trendpilot 100 ETF (a)	226,691	$11,379,888
Pacer Trendpilot International ETF	466,910	11,443,964
Pacer Trendpilot US Bond ETF	578,485	11,621,763
Pacer Trendpilot US Large Cap ETF	303,363	11,456,504
Pacer Trendpilot US Mid Cap ETF	355,640	11,440,939
TOTAL EXCHANGE TRADED FUNDS (Cost $60,437,784)		57,343,058

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account 2.300% (b)	$127,287	127,287
TOTAL SHORT-TERM INVESTMENTS (Cost $127,287)		127,287

Total Investments (Cost $60,565,071) — 100.0%		57,470,345
Liabilities in Excess of Other Assets — 0.0% (c)		(10,190)
TOTAL NET ASSETS — 100.0%		$57,460,155

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2022.
(c)	Less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%

Australia — 4.7%
Aurizon Holdings Ltd.	524,374	$1,214,209
BHP Group Ltd. - ADR (a)	247,412	11,831,242
BlueScope Steel Ltd.	86,697	872,322
Coles Group Ltd.	217,872	2,275,786
Fortescue Metals Group Ltd.	1,071,204	10,072,408
Tabcorp Holdings Ltd.	1,525,611	941,705
Telstra Group Ltd.	2,312,799	5,799,195
		33,006,867
Bermuda — 1.0%
Orient Overseas International Ltd.	489,259	7,149,109

Britain — 14.1%
Anglo American PLC	344,428	10,303,334
BAE Systems PLC	520,892	4,864,900
BP PLC - ADR	516,468	17,188,055
British American Tobacco PLC - ADR	376,611	14,921,328
Imperial Brands PLC	373,364	9,094,429
Rio Tinto PLC - ADR (a)	226,896	12,104,902
Tesco PLC	1,628,001	4,015,906
Unilever PLC - ADR (a)	357,836	16,285,117
Vodafone Group PLC - ADR (a)	867,716	10,247,726
		99,025,697
Cayman Islands — 0.5%
Chow Tai Fook Jewellery Group Ltd.	1,618,252	2,770,736
JS Global Lifestyle Co Ltd. (b)	781,491	629,203
		3,399,939
Chile — 0.7%
Antofagasta PLC	364,486	4,913,511

China — 0.6%
Lenovo Group Ltd.	2,391,858	1,913,572
Tingyi Cayman Islands Holding Corp.	1,559,681	2,439,966
		4,353,538
Denmark — 1.6%
AP Moller - Maersk A/S - Class B	5,306	11,098,916

Finland — 1.2%
Fortum Oyj	300,360	4,228,353
Kone Oyj - Class B	96,072	3,935,393
		8,163,746
France — 7.8%
Cie Generale des Etablissements Michelin SCA	133,376	3,401,985
Danone SA	112,131	5,578,348
Orange SA - ADR (a)	832,795	7,928,209
Sanofi - ADR (a)	309,862	13,395,334

	Shares	Value
France — 7.8% (Continued)
TotalEnergies SE - ADR	286,029	$15,665,808
Vinci SA	92,461	8,514,281
		54,483,965
Germany — 11.6%
BASF SE	298,074	13,383,858
Bayerische Motoren Werke AG	187,094	14,702,897
Daimler AG	229,987	13,318,877
Deutsche Post AG	299,329	10,622,602
Deutsche Telekom AG	808,515	15,312,318
Siemens AG - ADR	251,684	13,774,665
		81,115,217
Hong Kong — 1.9%
CK Infrastructure Holdings Ltd.	556,487	2,644,317
Jardine Matheson Holdings Ltd.	46,176	2,125,020
Power Assets Holdings Ltd.	541,103	2,588,449
SITC International Holdings Co Ltd.	985,460	1,614,469
Swire Pacific Ltd. - Class A	378,561	2,505,366
Xinyi Glass Holdings Ltd.	1,300,214	1,672,961
		13,150,582
Japan — 11.8%
AGC, Inc.	37,405	1,173,505
Canon, Inc. - ADR	172,173	3,651,789
Eisai Co. Ltd.	49,087	2,962,485
Honda Motor Co. Ltd. - ADR	312,223	7,124,929
Inpex Corp.	224,588	2,292,778
Isuzu Motors Ltd.	129,340	1,516,991
Japan Tobacco, Inc.	563,533	9,338,211
Kirin Holdings Co. Ltd.	141,848	2,088,680
Marubeni Corp.	326,964	2,865,154
Mitsubishi Chemical Group Corp.	263,817	1,192,450
Nintendo Co. Ltd. - ADR	924,201	9,352,914
Nippon Steel Corp.	182,490	2,506,714
Oracle Corp Japan	101,203	5,404,027
Otsuka Corp.	30,209	953,840
SoftBank Corp.	1,472,518	14,512,762
Sumitomo Chemical Co. Ltd.	316,732	1,067,169
Sumitomo Metal Mining Co. Ltd.	58,130	1,634,888
Takeda Pharmaceutical Co. Ltd. - ADR (a)	855,978	11,316,029
Yamaha Motor Co. Ltd.	79,984	1,651,373
		82,606,688
Netherlands — 3.2%
Koninklijke Ahold Delhaize NV	188,169	5,253,312
Koninklijke Philips NV	162,112	2,053,535
Stellantis NV	1,123,785	15,170,526
		22,477,373
New Zealand — 0.2%
Spark New Zealand Ltd.	570,080	1,696,992

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.0% (Continued)

Norway — 0.7%
Telenor ASA	512,568	$4,659,194

Republic of Korea — 0.7%
Kia Corp.	72,411	3,370,318
LG Display Co Ltd.	66,089	591,551
LG Uplus Corp.	87,433	702,803
		4,664,672
Singapore — 0.4%
Jardine Cycle & Carriage Ltd.	67,643	1,421,095
Singapore Technologies Engineering Ltd.	524,819	1,223,441
		2,644,536
South Korea — 1.5%
KT&G Corp.	34,899	2,344,648
LG Corp.	28,469	1,582,888
POSCO Holdings Inc. - ADR (a)	95,183	4,129,038
SK Telecom Co Ltd. - ADR	142,126	2,779,985
		10,836,559
Spain — 1.2%
Repsol SA	249,477	3,388,769
Telefonica SA - ADR (a)	1,492,824	5,150,243
		8,539,012
Sweden — 1.0%
H & M Hennes & Mauritz AB - Class B	417,124	4,201,010
Telefonaktiebolaget LM Ericsson - ADR (a)	550,902	3,068,524
		7,269,534
Switzerland — 6.9%
Glencore PLC	2,533,193	14,510,830
Holcim Ltd.	134,833	6,123,938
Kuehne + Nagel International AG	23,139	4,931,205
Novartis AG - ADR	186,561	15,135,694
SGS SA	1,274	2,810,472
Swisscom AG	9,626	4,751,717
		48,263,856
United Kingdom — 1.8%
GSK PLC - ADR (a)	306,977	10,182,427
Haleon PLC - ADR (a)(c)	394,214	2,412,590
		12,595,017
United States — 23.0%
3M Co.	107,495	13,521,796
AbbVie, Inc.	113,013	16,545,103
Altria Group, Inc.	309,045	14,299,512
AT&T, Inc.	796,781	14,525,318
Dow, Inc.	140,905	6,585,900
Exxon Mobil Corp.	167,662	18,578,626
Gilead Sciences, Inc.	262,171	20,569,937

	Shares	Value
United States — 23.0% (Continued)
International Business Machines Corp. (a)	117,764	$16,285,584
Philip Morris International, Inc.	157,849	14,498,431
Southern Copper Corp. (a)	204,539	9,607,197
The Kraft Heinz Co.	250,702	9,644,506
Walgreens Boots Alliance, Inc. (a)	176,775	6,452,287
		161,114,197
TOTAL COMMON STOCKS (Cost $754,184,043)		687,228,717

PREFERRED STOCKS — 1.8%

Germany — 1.8%
Volkswagen AG	98,979	12,651,517
TOTAL PREFERRED STOCKS (Cost $14,397,269)		12,651,517

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0% (d)

Money Market Deposit Accounts — 0.0% (d)
U.S. Bank Money Market Deposit Account 2.300% (e)	$105,413	105,413
TOTAL SHORT-TERM INVESTMENTS (Cost $105,413)		105,413

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (e)	96,835,987	96,835,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $96,835,987)		96,835,987

Total Investments (Cost $865,522,712) — 113.6%		796,821,634
Liabilities in Excess of Other Assets — (13.6)%		(95,408,738)
TOTAL NET ASSETS — 100.0%		$701,412,896

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $94,496,633 or 13.5% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $629,203, which represents 0.09% of total net assets.

(c)	Non-income producing security.
(d)	Less than 0.05%.
(e)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%

Communication Services — 3.9%
Fox Corp. - Class A	1,519,651	$43,872,324
Live Nation Entertainment, Inc. (a)(b)	700,060	55,731,777
Lumen Technologies, Inc. (a)	10,657,853	78,441,798
Meta Platforms Inc. - Class A (b)	1,050,277	97,843,805
Nexstar Media Group, Inc. (a)	217,860	37,319,418
Playtika Holding Corp. (b)	1,599,224	15,112,667
TripAdvisor, Inc. (a)(b)	452,860	10,696,553
		339,018,342
Consumer Discretionary — 7.2%
AutoNation, Inc. (a)(b)	381,884	40,598,088
Booking Holdings, Inc. (b)	91,572	171,192,023
Boyd Gaming Corp.	494,270	28,549,035
Expedia Group, Inc. (b)	959,736	89,706,524
Grand Canyon Education, Inc. (b)	88,105	8,866,006
H&R Block, Inc. (a)	545,526	22,448,395
Lennar Corp. - Class A (a)	911,174	73,531,742
Macy’s, Inc. (a)	2,093,299	43,645,284
NVR, Inc. (b)	9,072	38,444,868
PVH Corp.	408,272	20,952,519
Thor Industries, Inc. (a)	321,534	26,195,375
Under Armour, Inc. - Class A (a)(b)	2,336,269	17,405,204
Victoria’s Secret & Co. (a)(b)	428,439	16,109,307
Williams-Sonoma, Inc. (a)	270,975	33,554,834
		631,199,204
Consumer Staples — 2.6%
Albertsons Cos., Inc. (a)	2,768,234	56,776,480
Altria Group, Inc.	3,745,682	173,312,706
		230,089,186
Energy — 29.7%
Antero Resources Corp. (a)(b)	1,142,951	41,900,584
APA Corp.	2,480,987	112,785,669
Cheniere Energy, Inc.	1,042,086	183,834,391
Chesapeake Energy Corp. (a)	510,347	52,193,188
Chevron Corp.	1,071,849	193,897,484
ConocoPhillips	1,534,588	193,496,201
Coterra Energy, Inc. (a)	2,375,974	73,964,071
Devon Energy Corp. (a)	2,405,511	186,066,276
Diamondback Energy, Inc.	873,109	137,174,155
Exxon Mobil Corp.	1,761,767	195,221,401
HF Sinclair Corp.	677,579	41,447,507
Marathon Oil Corp.	4,219,518	128,484,323
Marathon Petroleum Corp.	1,698,744	193,011,293
Occidental Petroleum Corp. (a)	2,460,392	178,624,459
Ovintiv, Inc.	1,110,474	56,245,508
PDC Energy, Inc.	643,802	46,443,876
Phillips 66	1,842,068	192,109,272
Pioneer Natural Resources Co. (a)	699,755	179,424,180

	Shares	Value
Energy — 29.7% (Continued)
Range Resources Corp.	822,046	$23,411,870
Valero Energy Corp.	1,479,478	185,748,463
		2,595,484,171
Health Care — 23.3%
AbbVie, Inc.	1,236,889	181,080,550
Biogen, Inc. (b)	383,580	108,721,915
Bristol-Myers Squibb Co.	2,456,655	190,317,063
Cardinal Health, Inc.	1,246,984	94,646,086
CVS Health Corp.	1,694,929	160,509,776
Gilead Sciences, Inc.	2,637,323	206,924,362
Hologic, Inc. (a)(b)	1,100,042	74,582,848
Horizon Therapeutics PLC (b)	688,538	42,909,688
Maravai LifeSciences Holdings, Inc. - Class A (b)	745,933	12,382,488
McKesson Corp.	445,768	173,568,686
Moderna, Inc. (a)(b)	1,215,307	182,697,101
Pfizer, Inc.	3,688,392	171,694,648
Premier, Inc.	430,710	15,023,165
Quest Diagnostics, Inc.	402,842	57,868,253
QuidelOrtho Corp. (b)	200,569	18,015,107
Regeneron Pharmaceuticals, Inc. (b)	290,340	217,392,075
United Therapeutics Corp. (b)	94,905	21,878,450
Viatris, Inc.	10,476,970	106,131,706
		2,036,343,967
Industrials — 3.2%
Allison Transmission Holdings, Inc.	392,923	16,600,997
Builders FirstSource, Inc. (a)(b)	1,568,331	96,703,289
CACI International, Inc. (b)	87,891	26,721,501
Expeditors International of Washington, Inc. (a)	441,501	43,200,873
Knight-Swift Transportation Holdings, Inc. (a)	586,754	28,181,794
ManpowerGroup, Inc.	174,696	13,685,685
Owens Corning	390,983	33,472,055
Robert Half International, Inc. (a)	262,949	20,105,080
		278,671,274
Information Technology — 9.0%
Cisco Systems, Inc.	3,774,963	171,496,569
Cognizant Technology Solutions Corp.	1,214,358	75,593,786
Dell Technologies, Inc. - Class C (a)	3,231,245	124,079,808
Dropbox, Inc. - Class A (b)	1,154,146	25,102,676
DXC Technology Co. (b)	1,702,744	48,953,890
HP, Inc.	5,386,120	148,764,634
Lumentum Holdings, Inc. (a)(b)	149,757	11,149,409
Micron Technology, Inc. (a)	2,775,911	150,176,785
Qorvo, Inc. (b)	284,367	24,478,311
Teradata Corp. (a)(b)	365,115	11,533,983
		791,329,851

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.0% (Continued)

Materials — 16.5%
Alcoa Corp. (a)	760,745	$29,691,877
Celanese Corp. (a)	434,155	41,730,978
CF Industries Holdings, Inc.	1,206,567	128,209,810
Cleveland-Cliffs, Inc. (a)(b)	6,136,520	79,713,395
Dow, Inc.	3,412,518	159,501,091
Eagle Materials, Inc. (a)	126,905	15,521,751
Freeport-McMoRan, Inc.	5,339,284	169,201,910
Huntsman Corp.	1,181,590	31,619,348
Louisiana-Pacific Corp. (a)	752,719	42,641,531
LyondellBasell Industries NV	2,084,961	159,395,269
Mosaic Co.	1,000,837	53,794,989
Nucor Corp. (a)	1,293,743	169,971,955
Olin Corp.	1,079,995	57,185,735
Reliance Steel & Aluminum Co.	166,632	33,573,015
Steel Dynamics, Inc. (a)	1,014,813	95,443,163
United States Steel Corp. (a)	5,117,773	104,197,858
Westlake Chemical Corp. (a)	763,828	73,823,976
		1,445,217,651
Real Estate — 0.4%
Zillow Group, Inc. - Class C (a)(b)	1,067,491	32,942,772

Utilities — 1.2%
NRG Energy, Inc. (a)	2,354,966	104,560,490

TOTAL COMMON STOCKS (Cost $8,223,946,028)		8,484,856,908

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Rithm Capital Corp. (a)	18,203,467	153,455,227
Weyerhaeuser Co.	2,671,754	82,637,351
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $274,897,000)		236,092,578

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$8,330,964	8,330,964
TOTAL SHORT-TERM INVESTMENTS (Cost $8,330,964)		8,330,964

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	1,131,458,005	$1,131,458,005
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,131,458,005)		1,131,458,005

Total Investments (Cost $9,638,631,997) — 112.7%		9,860,738,455
Liabilities in Excess of Other Assets — (12.7)%		(1,108,218,051)
TOTAL NET ASSETS — 100.0%		$8,752,520,404

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $1,100,271,675 or 12.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%

Communication Services — 2.9%
Cars.com, Inc. (a)(b)	414,299	$5,750,470
Scholastic Corp.	210,507	8,028,737
The Marcus Corp. (a)	306,897	4,615,731
Thryv Holdings, Inc. (b)	272,300	5,571,258
YELP, Inc. (b)	306,400	11,768,824
		35,735,020
Consumer Discretionary — 28.2%
Academy Sports & Outdoors, Inc. (a)	473,286	20,838,783
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,395,448	13,521,891
Asbury Automotive Group, Inc. (a)(b)	137,395	21,674,061
Bloomin’ Brands, Inc. (a)	760,627	18,262,654
Cavco Industries, Inc. (a)(b)	34,261	7,765,941
Chico’s FAS, Inc. (a)(b)	2,928,156	17,217,557
Chuy’s Holdings, Inc. (b)	105,479	3,090,535
Dave & Buster’s Entertainment, Inc. (a)(b)	341,642	13,614,434
Ethan Allen Interiors, Inc. (a)	209,963	5,372,953
G-III Apparel Group Ltd. (b)	544,352	10,614,864
Golden Entertainment, Inc. (a)(b)	322,279	13,606,619
Group 1 Automotive, Inc. (a)	137,538	23,794,074
Kontoor Brands, Inc. (a)	365,729	13,056,525
La-Z-Boy, Inc. (a)	224,105	5,551,081
Liquidity Services, Inc. (b)	122,604	2,106,337
Monro, Inc. (a)	190,920	9,116,430
Movado Group, Inc. (a)	135,971	4,496,561
Oxford Industries, Inc. (a)	64,587	6,570,435
Perdoceo Education Corp. (b)	786,567	8,990,461
PetMed Express, Inc. (a)	62,348	1,329,259
Shoe Carnival, Inc. (a)	136,530	3,273,989
Signet Jewelers Ltd. (a)	370,185	24,150,869
Sonic Automotive, Inc. - Class A (a)	372,093	17,395,348
Stride, Inc. (b)	232,915	7,804,982
Sturm Ruger & Co., Inc. (a)	102,175	5,735,083
The Buckle, Inc. (a)	368,383	14,488,503
The Children’s Place, Inc. (a)(b)	222,845	9,020,766
Vista Outdoor, Inc. (a)(b)	699,747	20,320,653
Winnebago Industries, Inc. (a)	241,953	14,442,175
Zumiez, Inc. (a)(b)	233,066	5,227,670
		342,451,493
Consumer Staples — 1.5%
USANA Health Sciences, Inc. (b)	70,239	3,688,250
Vector Group Ltd.	1,348,068	14,316,482
		18,004,732

	Shares	Value
Energy — 11.1%
Civitas Resources, Inc. (a)	358,369	$25,053,577
CONSOL Energy, Inc.	281,364	17,731,559
Dorian LPG Ltd.	391,155	7,068,171
PBF Energy, Inc. - Class A (b)	700,600	31,001,550
REX American Resources Corp. (a)(b)	136,415	4,091,086
SM Energy Co. (a)	511,077	22,988,244
Talos Energy, Inc. (a)(b)	759,276	16,157,393
US Silica Holdings, Inc. (b)	715,967	10,302,765
		134,394,345
Health Care — 11.2%
Addus HomeCare Corp. (a)(b)	61,585	6,307,535
Allscripts Healthcare Solutions, Inc. (b)	419,094	6,160,682
AMN Healthcare Services, Inc. (b)	221,126	27,751,313
Avanos Medical, Inc. (b)	191,946	4,251,604
Corcept Therapeutics, Inc. (a)(b)	336,593	9,626,560
Dynavax Technologies Corp. (a)(b)	711,953	8,151,862
Eagle Pharmaceuticals, Inc. (b)	64,337	2,024,685
Emergent BioSolutions, Inc. (a)(b)	288,170	6,011,226
Fulgent Genetics, Inc. (a)(b)	529,692	20,991,694
Innoviva, Inc. (a)(b)	1,604,098	21,751,569
Ironwood Pharmaceuticals, Inc. (a)(b)	1,382,369	15,123,117
Meridian Bioscience, Inc. (b)	155,805	4,981,086
Vanda Pharmaceuticals, Inc. (b)	251,472	2,632,912
		135,765,845
Industrials — 18.9%
ArcBest Corp. (a)	194,619	15,458,587
Atlas Air Worldwide Holdings, Inc. (a)(b)	223,616	22,616,522
Boise Cascade Co.	369,152	24,648,279
CoreCivic, Inc. (b)	1,498,528	15,689,588
Encore Wire Corp. (a)	184,345	25,364,029
Forrester Research, Inc. (b)	105,043	4,445,420
GMS, Inc. (b)	256,242	12,094,622
Heidrick & Struggles International, Inc.	283,371	7,979,727
Korn/Ferry International	450,276	25,030,843
Matson, Inc.	315,000	23,177,700
Mueller Industries, Inc. (a)	374,274	23,444,523
National Presto Industries, Inc.	21,632	1,524,840
Quanex Building Products Corp. (a)	143,986	3,190,730
Resources Connection, Inc.	135,965	2,484,081
UFP Industries, Inc.	301,600	21,482,968
		228,632,459
Information Technology — 14.4%
Adeia, Inc. (b)	1,339,256	14,972,882
Alpha & Omega Semiconductor Ltd. (b)	173,473	5,681,241

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Information Technology — 14.4% (Continued)
Axcelis Technologies, Inc. (b)	107,653	$6,243,874
Cohu, Inc. (a)(b)	199,470	6,566,553
Consensus Cloud Solutions, Inc. (a)(b)	240,108	13,479,663
Extreme Networks, Inc. (b)	528,561	9,482,384
InterDigital, Inc.	91,383	4,557,270
Knowles Corp. (b)	383,694	5,275,793
Kulicke & Soffa Industries, Inc. (a)	501,796	21,045,324
MaxLinear, Inc. (a)(b)	479,767	14,815,205
NetScout Systems, Inc. (b)	484,421	17,400,402
Photronics, Inc. (a)(b)	611,527	9,918,968
Progress Software Corp. (a)	236,311	12,058,950
Rambus, Inc. (a)(b)	460,776	13,897,004
Sanmina Corp. (b)	257,441	14,429,568
SMART Global Holdings, Inc. (b)	375,936	5,086,414
		174,911,495
Materials — 8.9%
AdvanSix, Inc.	288,906	10,510,400
American Vanguard Corp. (a)	184,282	4,288,242
Clearwater Paper Corp. (b)	185,516	8,251,752
FutureFuel Corp.	357,072	2,442,373
Mercer International, Inc. (a)	565,978	7,595,425
SunCoke Energy, Inc.	817,265	5,933,344
Sylvamo Corp.	612,919	29,524,308
TimkenSteel Corp. (a)(b)	667,225	11,636,404
Warrior Met Coal, Inc.	749,652	27,842,075
		108,024,323
TOTAL COMMON STOCKS (Cost $1,130,473,344)		1,177,919,712

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Tanger Factory Outlet Centers, Inc. (a)	676,286	12,179,911
PennyMac Mortgage Investment Trust (a)	1,580,202	21,917,402
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,590,260)		34,097,313

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$1,734,674	1,734,674
TOTAL SHORT-TERM INVESTMENTS (Cost $1,734,674)		1,734,674

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 29.9%
Mount Vernon Liquid Assets Portfolio, LLC	361,989,914	$361,989,914
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $361,989,914)		361,989,914

Total Investments (Cost $1,525,788,192) — 130.0%		1,575,741,613
Liabilities in Excess of Other Assets — (30.0)%		(363,344,425)
TOTAL NET ASSETS — 100.0%		$1,212,397,188

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $352,873,785 or 29.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%

Australia — 5.0%
AGL Energy Ltd.	60,568	$263,836
BHP Group Ltd. - ADR (a)	65,709	3,142,204
BlueScope Steel Ltd.	62,721	631,082
Fortescue Metals Group Ltd.	285,747	2,686,846
Sonic Healthcare Ltd.	47,708	1,000,026
South32 Ltd.	347,982	801,315
Whitehaven Coal Ltd.	83,278	481,019
		9,006,328
Austria — 1.9%
OMV AG	75,112	3,462,060

Belgium — 0.3%
Umicore SA	18,012	593,642

Bermuda — 1.1%
Orient Overseas International Ltd.	129,604	1,893,789

Britain — 14.8%
Anglo American PLC	91,891	2,748,858
Associated British Foods PLC	85,421	1,321,984
Barratt Developments PLC	61,242	264,215
BP PLC - ADR	137,308	4,569,610
Burberry Group PLC	34,910	726,633
Centrica PLC	1,117,043	981,523
Howden Joinery Group PLC	47,858	282,102
Imperial Brands PLC	126,013	3,069,434
JD Sports Fashion PLC	602,863	673,666
Kingfisher PLC	270,442	678,904
Persimmon PLC	32,129	480,835
Rio Tinto PLC - ADR (a)	60,337	3,218,979
Taylor Wimpey PLC	310,063	333,464
Tesco PLC	942,038	2,323,792
Vodafone Group PLC - ADR (a)	280,695	3,315,008
WPP PLC - ADR (a)	35,435	1,559,140
		26,548,147
Canada — 6.2%
Canadian Natural Resources Ltd. (a)	65,793	3,943,632
Imperial Oil Ltd.	62,931	3,428,481
Suncor Energy, Inc. (a)	109,602	3,769,213
		11,141,326
Chile — 0.7%
Antofagasta PLC	93,269	1,257,328

China — 0.8%
Lenovo Group Ltd.	1,842,386	1,473,974

	Shares	Value
Denmark — 1.9%
AP Moller - Maersk A/S - Class B	1,406	$2,941,024
Pandora A/S	9,371	493,904
		3,434,928
Finland — 0.7%
Fortum Oyj	90,517	1,274,264

France — 9.6%
Cie de Saint-Gobain	49,556	2,027,511
Eiffage SA	24,504	2,216,739
Publicis Groupe SA	28,946	1,623,098
Thales SA	16,323	2,075,279
TotalEnergies SE - ADR	76,516	4,190,781
Vinci SA	45,884	4,225,233
Vivendi SE	112,554	921,441
		17,280,082
Germany — 4.8%
Covestro AG (b)	22,790	775,665
Daimler AG	61,359	3,553,387
Deutsche Post AG	109,460	3,884,522
Wacker Chemie AG	3,837	447,067
		8,660,641
Hong Kong — 0.3%
Xinyi Glass Holdings Ltd.	364,097	468,477

Ireland — 1.2%
CRH PLC - ADR (a)	57,057	2,066,034

Italy — 2.1%
Eni SpA - ADR	145,746	3,838,950

Japan — 19.6%
Astellas Pharma, Inc.	106,369	1,463,964
CyberAgent, Inc.	72,884	599,953
Dentsu Group, Inc.	26,442	824,229
Eisai Co. Ltd.	16,280	982,526
Hino Motors Ltd. (c)	69,627	289,381
Inpex Corp.	190,631	1,946,117
Isuzu Motors Ltd.	81,737	958,669
ITOCHU Corp.	152,228	3,940,452
Japan Tobacco, Inc.	218,059	3,613,419
Konami Holdings Corp.	7,426	326,116
Lixil Corp.	35,555	538,245
Marubeni Corp.	274,022	2,401,228
Mitsubishi Electric Corp.	130,417	1,148,971
NEC Corp.	24,300	804,852
NGK Spark Plug Co Ltd.	14,764	269,077
Nintendo Co. Ltd. - ADR	407,755	4,126,481
Nitto Denko Corp.	8,787	462,707

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)

Japan — 19.6% (Continued)
Renesas Electronics Corp. (c)	179,086	$1,501,266
Ryohin Keikaku Co. Ltd.	31,263	294,559
SCREEN Holdings Co. Ltd.	6,662	366,938
Secom Co. Ltd.	14,919	851,927
Seiko Epson Corp.	37,734	514,134
Suzuki Motor Corp.	40,063	1,352,542
Taisei Corp.	13,748	374,916
Takeda Pharmaceutical Co. Ltd. - ADR (a)	321,287	4,247,414
Toyo Suisan Kaisha Ltd.	6,571	246,586
Yamada Holdings Co. Ltd.	221,495	713,515
		35,160,184
Luxembourg — 1.7%
ArcelorMittal	134,878	3,019,756

Netherlands — 5.0%
Randstad Holding NV	16,225	808,773
Shell PLC - ADR (a)	75,088	4,177,145
Stellantis NV	296,819	4,006,905
		8,992,823
Norway — 4.1%
Aker BP ASA	91,527	2,917,623
Equinor ASA - ADR (a)	121,649	4,413,426
		7,331,049
Republic of Korea — 6.4%
HMM Co. Ltd.	176,024	2,360,250
Kia Corp.	46,615	2,169,662
Korean Air Lines Co. Ltd. (c)	104,884	1,700,881
LG Display Co Ltd.	63,620	569,452
Pan Ocean Co Ltd.	51,170	154,467
Samsung SDS Co Ltd.	4,200	368,563
SK Hynix, Inc.	51,390	2,983,575
SK Telecom Co. Ltd. - ADR (a)	61,587	1,204,642
		11,511,492
Spain — 2.4%
Industria de Diseno Textil SA	185,842	4,213,121
Telefonica SA - ADR (a)	2,317	7,994
		4,221,115
Sweden — 3.2%
Boliden AB	16,422	478,328
H & M Hennes & Mauritz AB - Class B	269,791	2,717,165
Orron Energy ab	35,475	73,705
Telefonaktiebolaget LM Ericsson - ADR (a)	368,766	2,054,027
Tele2 AB - Class B	53,775	440,868
		5,764,093

	Shares	Value
Switzerland — 3.8%
Coca-Cola HBC AG	39,262	$856,615
Holcim Ltd.	60,413	2,743,879
Kuehne + Nagel International AG	11,339	2,416,480
The Swatch Group AG	3,458	778,382
		6,795,356
TOTAL COMMON STOCKS (Cost $192,869,664)		175,195,838

PREFERRED STOCKS — 1.9%

Germany — 1.9%
Volkswagen AG	26,382	3,372,153
TOTAL PREFERRED STOCKS (Cost $3,763,136)		3,372,153

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (d)	$114,775	114,775
TOTAL SHORT-TERM INVESTMENTS (Cost $114,775)		114,775

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (d)	20,586,519	20,586,519
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,586,519)		20,586,519

Total Investments (Cost $217,334,094) — 111.2%		199,269,285
Liabilities in Excess of Other Assets — (11.2)%		(20,092,762)
TOTAL NET ASSETS — 100.0%		$179,176,523

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $19,997,232 or 11.16% of net assets.
(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $775,665, which represents 0.43% of total net assets.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

(d)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 7.7%
Alphabet, Inc. - Class A (a)	9,897	$935,365
Meta Platforms, Inc. - Class A (a)	6,464	602,186
Ziff Davis, Inc. (a)	1,038	80,331
		1,617,882
Consumer Discretionary — 21.4%
AutoZone, Inc. (a)	426	1,079,007
Boyd Gaming Corp.	2,357	136,140
Crocs, Inc. (a)	1,362	96,362
Dick’s Sporting Goods, Inc.	1,747	198,739
Light & Wonder, Inc. (a)	2,081	116,827
Lowe’s Cos., Inc.	5,322	1,037,524
O’Reilly Automotive, Inc. (a)(b)	1,397	1,169,526
RH (a)(b)	544	138,138
Service Corp. International (b)	3,481	210,983
TopBuild Corp. (a)(b)	713	121,310
Williams-Sonoma, Inc. (b)	1,473	182,402
		4,486,958
Energy — 12.8%
Antero Midstream Corp.	10,560	112,464
Devon Energy Corp. (b)	14,445	1,117,321
Diamondback Energy, Inc.	3,937	618,542
Matador Resources Co.	2,612	173,567
Murphy Oil Corp.	3,432	166,486
PDC Energy, Inc.	2,127	153,442
Targa Resources Corp. (b)	4,997	341,645
		2,683,467
Health Care — 14.6%
Medpace Holdings, Inc. (a)(b)	684	151,834
Moderna, Inc. (a)	7,690	1,156,038
Option Care Health, Inc. (a)	4,045	122,402
PerkinElmer, Inc.	2,786	372,154
QuidelOrtho Corp. (a)	1,478	132,754
Regeneron Pharmaceuticals, Inc. (a)	1,512	1,132,110
		3,067,292
Industrials — 4.0%
Builders FirstSource, Inc. (a)	3,446	212,480
Expeditors International of Washington, Inc.	3,608	353,043
Tetra Tech, Inc.	1,173	165,721
Trex Co., Inc. (a)	2,430	116,859
		848,103
Information Technology — 34.1%
Adobe, Inc. (a)	2,784	886,704
Apple, Inc.	6,949	1,065,560
Applied Materials, Inc.	11,368	1,003,681
Concentrix Corp.	1,160	141,787
Gartner, Inc. (a)	1,742	525,945
KLA Corp.	3,051	965,489

	Shares	Value
Information Technology — 34.1% (Continued)
Lam Research Corp.	2,429	$983,210
Maximus, Inc.	1,334	82,268
Power Integrations, Inc.	1,263	84,255
QUALCOMM, Inc.	8,307	977,402
Synaptics, Inc. (a)	876	77,613
Teradata Corp. (a)	2,268	71,646
Teradyne, Inc.	3,461	281,552
		7,147,112
Materials — 4.2%
Cleveland-Cliffs, Inc. (a)(b)	11,413	148,255
Eagle Materials, Inc.	832	101,762
Louisiana-Pacific Corp. (b)	1,628	92,226
Olin Corp.	3,204	169,652
Steel Dynamics, Inc. (b)	4,032	379,209
		891,104
Utilities — 1.1%
NRG Energy, Inc.	5,190	230,436

TOTAL COMMON STOCKS (Cost $22,240,923)		20,972,354

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$11,952	11,952
TOTAL SHORT-TERM INVESTMENTS (Cost $11,952)		11,952

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	2,864,668	2,864,668
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,864,668)		2,864,668

Total Investments (Cost $25,117,543) — 113.6%		23,848,974
Liabilities in Excess of Other Assets — (13.6)%		(2,860,952)
TOTAL NET ASSETS — 100.0%		$20,988,022

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $2,812,356 or 13.4% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.3%

Brazil — 6.9%
Embraer SA - ADR (a)	6,294	$66,528
JBS SA	41,333	199,804
Marfrig Global Foods SA	59,179	122,356
Telefonica Brasil SA - ADR	20,211	161,486
TIM SA/Brazil - ADR	6,602	84,175
Transmissora Alianca de Energia Eletrica SA	3,746	29,124
Vale SA - ADR	19,125	247,477
		910,950
Cayman Islands — 3.9%
Alibaba Group Holding Ltd. - ADR (a)	3,670	233,339
Seazen Group Ltd. (a)	828,266	132,950
Sino Biopharmaceutical Ltd.	289,724	140,624
		506,913
Chile — 2.5%
CAP SA	9,056	48,460
Cencosud SA	82,977	111,691
Falabella SA	87,131	170,365
		330,516
China — 17.9%
Aluminum Corp of China Ltd. - Class H	767,508	219,018
Anhui Conch Cement Co. Ltd. - Class H	78,866	202,951
China Coal Energy Co Ltd. - Class H	373,737	275,197
China Feihe Ltd. (b)	92,448	53,234
China Hongqiao Group Ltd.	279,524	198,346
China Medical System Holdings Ltd.	35,153	38,379
China Shenhua Energy Co. Ltd. - Class H	103,448	272,140
China Tower Corp Ltd. - Class H (b)	2,890,229	261,421
COSCO SHIPPING Holdings Co. Ltd. - Class H	194,359	209,719
CRRC Corp Ltd. - Class H	870,790	264,022
Hengan International Group Co. Ltd.	17,322	67,195
Kingsoft Corp. Ltd.	12,554	37,983
Maanshan Iron & Steel Co. Ltd. - Class H	440,304	70,676
Sinotruk Hong Kong Ltd.	71,217	63,508
Topsports International Holdings Ltd. (b)	126,667	63,901
TravelSky Technology Ltd. - Class H	30,421	44,180
		2,341,870
Czech Republic — 1.6%
CEZ AS	6,487	212,148

	Shares	Value
Greece — 1.1%
Hellenic Telecommunications Organization SA	5,510	$86,579
OPAP SA	4,560	55,880
		142,459
Hong Kong — 0.2%
Shougang Fushan Resources Group Ltd.	120,611	32,728

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	19,750	118,423
Richter Gedeon Nyrt	1,972	38,939
		157,362
Indonesia — 7.8%
Adaro Energy Tbk PT	688,522	175,690
Astra International Tbk PT	564,186	240,541
Bukit Asam Tbk PT	321,402	80,570
Perusahaan Gas Negara Tbk PT	552,368	69,942
Telkom Indonesia Persero Tbk PT - ADR	10,692	297,451
United Tractors Tbk PT	78,861	163,309
		1,027,503
Malaysia — 0.1%
Top Glove Corp Bhd	99,047	16,654

Mexico — 3.5%
Arca Continental SAB de CV	19,553	159,736
Fomento Economico Mexicano SAB de CV - ADR	4,129	295,719
		455,455
Russia — 0.0% (c)(f)
Alrosa PJSC	91,900	—
Inter RAO UES PJSC	1,901,988	—
LUKOIL PJSC - ADR	2,652	—
Magnit PJSC	1,958	—
Magnit PJSC - GDR	4	—
Magnitogorsk Iron & Steel Works PJSC	106,418	—
Magnitogorsk Iron & Steel Works PJSC - GDR	2,458	—
Severstal PAO	9,320	—
Severstal PAO - GDR	2,129	—
Surgutneftegas PJSC	477,461	—
Tatneft PJSC (a)	3,600	—
		—
South Africa — 12.7%
African Rainbow Minerals Ltd.	6,848	96,430
Anglo American Platinum Ltd.	3,282	261,063
Exxaro Resources Ltd.	9,882	110,027
Impala Platinum Holdings Ltd.	21,816	223,401

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 87.3% (Continued)

South Africa — 12.7% (Continued)
Kumba Iron Ore Ltd.	9,024	$169,975
Mr Price Group Ltd.	2,086	20,082
MTN Group Ltd.	26,742	189,027
MultiChoice Group	8,558	55,922
Royal Bafokeng Platinum Ltd.	6,096	49,007
Sibanye Stillwater Ltd. - ADR (d)	26,656	250,300
The Bidvest Group Ltd.	3,746	43,332
The Foschini Group Ltd.	5,553	34,738
Vodacom Group Ltd.	17,556	119,766
Woolworths Holdings Ltd.	11,799	40,525
		1,663,595
Taiwan — 15.4%
AUO Corp.	458,810	240,636
Catcher Technology Co. Ltd.	9,702	51,035
China Airlines Ltd.	178,197	93,737
Eva Airways Corp.	100,567	73,032
Evergreen Marine Corp Taiwan Ltd.	28,136	120,061
Far EasTone Telecommunications Co. Ltd.	40,845	89,619
Innolux Corp.	505,283	185,821
Largan Precision Co. Ltd.	1,045	59,997
Nanya Technology Corp.	73,038	123,534
Novatek Microelectronics Corp.	14,934	111,695
Pegatron Corp.	54,712	100,179
President Chain Store Corp.	12,456	103,599
Realtek Semiconductor Corp.	6,603	52,254
Sino-American Silicon Products, Inc.	23,087	88,844
United Microelectronics Corp. - ADR	27,338	162,115
Wan Hai Lines Ltd.	73,852	155,164
Winbond Electronics Corp.	94,488	57,181
Yang Ming Marine Transport Corp.	80,481	150,359
		2,018,862
Thailand — 4.0%
Advanced Info Service PCL	32,717	164,187
Electricity Generating PCL	8,358	37,442
IRPC PCL	723,614	59,699
PTT Exploration & Production PCL	54,638	260,557
		521,885
Turkey — 6.2%
BIM Birlesik Magazalar AS	7,044	50,708
Enka Insaat ve Sanayi AS	0	0
Ford Otomotiv Sanayi AS	5,462	106,516
KOC Holding AS	137,942	412,027
Tofas Turk Otomobil Fabrikasi AS	5,317	28,107
Turk Telekomunikasyon AS	85,397	56,842
Turkcell Iletisim Hizmetleri AS	119,460	164,549
		818,749

	Shares	Value
United Arab Emirates — 2.2%
Abu Dhabi National Oil Co for Distribution PJSC	99,103	$121,683
ADNOC Drilling Co PJSC	157,230	143,399
Dana Gas PJSC	84,863	21,718
		286,800
TOTAL COMMON STOCKS (Cost $15,336,528)		11,444,449

PREFERRED STOCKS — 10.7%

Brazil — 10.7%
Bradespar SA	14,176	65,755
Braskem SA - ADR	14,434	186,631
Centrais Eletricas Brasileiras SA - Class B	16,821	174,218
Cia Energetica de Minas Gerais - ADR	37,725	82,618
Cia Paranaense de Energia - ADR	11,786	83,327
Gerdau SA - ADR	37,665	187,572
Metalurgica Gerdau SA	87,240	189,832
Petroleo Brasileiro SA - ADR	27,728	319,149
Unipar Carbocloro SA	2,640	54,512
Usinas Siderurgicas de Minas Gerais SA Usiminas - Class A	39,464	55,084
		1,398,698
TOTAL PREFERRED STOCKS (Cost $1,377,628)		1,398,698

MUTUAL FUNDS — 0.4%
Digital Telecommunications Infrastructure Fund	130,555	46,308
TOTAL MUTUAL FUNDS (Cost $48,996)		46,308

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%

Money Market Deposit Accounts — 1.0%
U.S. Bank Money Market Deposit Account 2.300% (e)	$135,561	135,561
TOTAL SHORT-TERM INVESTMENTS (Cost $135,561)		135,561

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (e)	237,400	$237,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $237,400)		237,400

Total Investments (Cost $17,136,113) — 101.1%		13,262,416
Liabilities in Excess of Other Assets — (1.1)%		(150,276)
TOTAL NET ASSETS — 100.0%		$13,112,140

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $378,556, which represents 2.89% of total net assets.

(c)	Less than 0.05%.
(d)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $222,919 or 1.7% of net assets.
(e)	The rate shown is as of October 31, 2022.
(f)	Value determined using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Pacer Developed Markets International Cash Cows 100 ETF	197,613	$4,936,373
Pacer Global Cash Cows Dividend ETF	169,125	4,884,330
Pacer US Cash Cows 100 ETF	109,546	5,087,316
Pacer US Cash Cows Growth ETF	140,710	4,922,008
Pacer US Small Cap Cash Cows 100 ETF	137,112	5,140,327
TOTAL EXCHANGE TRADED FUNDS (Cost $26,012,438)		24,970,355

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (a)	$16,036	16,036
TOTAL SHORT-TERM INVESTMENTS (Cost $16,036)		16,036

Total Investments (Cost $26,028,474) — 100.0%		24,986,391
Liabilities in Excess of Other Assets — 0.0% (b)		(2,775)
TOTAL NET ASSETS — 100.0%		$24,983,616

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2022.
(b)	Less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 40.3%

Energy — 20.1%
APA Corp.	1,360	$61,826
Baker Hughes Co.	4,230	117,002
Chevron Corp.	7,530	1,362,177
ConocoPhillips	5,320	670,799
Coterra Energy, Inc.	3,320	103,352
Devon Energy Corp.	2,740	211,939
Diamondback Energy, Inc.	740	116,261
EOG Resources, Inc.	2,450	334,474
EQT Corp.	1,550	64,852
Exxon Mobil Corp.	17,420	1,930,310
Halliburton Co.	3,790	138,032
Hess Corp.	1,160	163,653
Kinder Morgan, Inc.	8,290	150,215
Marathon Oil Corp.	2,830	86,173
Marathon Petroleum Corp.	2,080	236,330
Occidental Petroleum Corp.	3,110	225,786
ONEOK, Inc.	1,870	110,928
Phillips 66	2,010	209,623
Pioneer Natural Resources Co.	1,000	256,410
Schlumberger Ltd.	5,910	307,497
Targa Resources Corp.	950	64,951
The Williams Cos., Inc.	5,090	166,596
Valero Energy Corp.	1,650	207,157
		7,296,343
Health Care — 20.2%
Abbott Laboratories	2,570	254,276
AbbVie, Inc.	2,600	380,640
ABIOMED, Inc. (a)	70	17,646
Achillion Pharmaceuticals, Inc. (a)	6,273	2,886
Agilent Technologies, Inc.	440	60,874
Align Technology, Inc. (a)	110	21,373
AmerisourceBergen Corp.	230	36,161
Amgen, Inc.	790	213,576
Baxter International, Inc.	740	40,219
Becton Dickinson and Co.	420	99,107
Biogen, Inc. (a)	210	59,522
Bio-Rad Laboratories, Inc. - Class A (a)	30	10,551
Bio-Techne Corp.	60	17,776
Boston Scientific Corp. (a)	2,100	90,531
Bristol-Myers Squibb Co.	3,130	242,481
Cardinal Health, Inc.	400	30,360
Catalent, Inc. (a)	260	17,090
Centene Corp. (a)	840	71,509
Charles River Laboratories International, Inc. (a)	70	14,858
Cigna Corp.	450	145,377
CVS Health Corp.	1,930	182,771

	Shares	Value
Health Care — 20.2% (Continued)
Danaher Corp.	960	$241,603
DaVita, Inc. (a)	80	5,841
DENTSPLY SIRONA, Inc.	320	9,862
DexCom, Inc. (a)	580	70,052
Edwards Lifesciences Corp. (a)	910	65,911
Elevance Health, Inc.	350	191,370
Eli Lilly & Co.	1,160	420,024
Gilead Sciences, Inc.	1,840	144,366
HCA Healthcare, Inc.	320	69,590
Henry Schein, Inc. (a)	200	13,692
Hologic, Inc. (a)	370	25,086
Humana, Inc.	190	106,035
IDEXX Laboratories, Inc. (a)	120	43,162
Illumina, Inc. (a)	230	52,629
Incyte Corp. (a)	270	20,072
Intuitive Surgical, Inc. (a)	520	128,164
IQVIA Holdings, Inc. (a)	270	56,611
Johnson & Johnson	3,860	671,524
Laboratory Corp. of American Holdings	130	28,842
McKesson Corp.	210	81,768
Medtronic PLC	1,950	170,313
Merck & Co., Inc.	3,720	376,464
Mettler-Toledo International, Inc. (a)	30	37,948
Moderna, Inc. (a)	490	73,662
Molina Healthcare, Inc. (a)	90	32,297
Organon & Co.	370	9,687
PerkinElmer, Inc.	190	25,380
Pfizer, Inc.	8,240	383,572
Quest Diagnostics, Inc.	170	24,421
Regeneron Pharmaceuticals, Inc. (a)	160	119,800
ResMed, Inc.	210	46,975
STERIS PLC	150	25,887
Stryker Corp.	490	112,328
Teleflex, Inc.	70	15,019
The Cooper Cos., Inc.	70	19,137
Thermo Fisher Scientific, Inc.	580	298,103
UnitedHealth Group, Inc.	1,370	760,556
Universal Health Services, Inc. - Class B	100	11,587
Vertex Pharmaceuticals, Inc. (a)	380	118,560
Viatris, Inc.	1,780	18,031
Waters Corp. (a)	90	26,925
West Pharmaceutical Services, Inc.	110	25,311
Zimmer Biomet Holdings, Inc.	310	35,139
Zoetis, Inc.	690	104,038
		7,326,927
TOTAL COMMON STOCKS (Cost $14,620,845)		14,623,270

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 67%

US Treasury Bill — 54.8%
United States Treasury Bill 12/29/22 0.00%	$20,000,000	$19,876,965

Money Market Deposit Accounts — 12.2%
U.S. Bank Money Market Deposit Account 2.300% (c)	4,424,448	4,424,448
TOTAL SHORT-TERM INVESTMENTS (Cost $24,320,290)		24,301,413

Total Investments (Cost $38,941,135) — 107.3%		38,924,683
Liabilities in Excess of Other Assets — (7.3)%		(2,662,821)
TOTAL NET ASSETS — 100.0%		$36,261,862

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 5.1%

Real Estate — 5.1%
Dream Industrial Real Estate Investment Trust	349,445	$2,808,692
National Storage REIT	1,305,100	2,178,854
Sagax AB - Class B	152,440	2,810,997
Summit Industrial Income REIT	240,178	3,069,328
TOTAL COMMON STOCKS (Cost $13,954,079)		10,867,871

REAL ESTATE INVESTMENT TRUSTS — 91.7%

Real Estate — 91.7%
Big Yellow Group PLC	228,442	2,949,870
Centuria Industrial REIT	770,912	1,494,140
CubeSmart (a)	245,292	10,270,376
EastGroup Properties, Inc. (a)	64,330	10,079,868
Extra Space Storage, Inc.	57,740	10,245,386
First Industrial Realty Trust, Inc. (a)	191,747	9,132,910
GLP J-Reit	5,400	5,596,288
Granite Real Estate Investment Trust	92,589	4,731,564
Industrial Logistics Properties Trust (a)	93,069	435,563
Lexington Realty Trust (a)	400,868	3,880,402
Life Storage, Inc.	90,393	9,998,370
LondonMetric Property Plc	1,259,340	2,699,235
Mapletree Industrial Trust	2,813,200	4,372,026
Mapletree Logistics Trust	4,710,500	5,057,898
National Storage Affiliates Trust	129,676	5,531,978
Prologis, Inc.	311,848	34,537,166
Public Storage	113,194	35,061,841
Rexford Industrial Realty, Inc.	181,690	10,043,823
Safestore Holdings PLC	307,784	3,189,060
Segro PLC	1,052,800	9,477,723
STAG Industrial, Inc. (a)	254,488	8,039,276
Terreno Realty Corp.	111,332	6,361,510
Tritax Big Box REIT PLC	2,516,675	4,049,238
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $210,846,233)		197,235,511

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 2.300% (b)	$609,670	609,670
TOTAL SHORT-TERM INVESTMENTS (Cost $609,670)		609,670

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (b)	31,600,088	$31,600,088
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,600,088)		31,600,088

Total Investments (Cost $257,010,070) — 111.8%		240,313,140
Liabilities in Excess of Other Assets — (11.8)%		(25,296,486)
TOTAL NET ASSETS — 100.0%		$215,016,654

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $30,938,537 or 14.4% of net assets.
(b)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 33.0%

Communication Services — 32.5%
Cellnex Telecom SA (a)	1,315,581	$43,038,309
Chorus Ltd.	10,217,400	49,720,186
Clear Channel Outdoor Holdings, Inc. (b)(c)	579,400	828,542
Cogent Communications Holdings, Inc.	46,981	2,466,972
Eutelsat Communications SA	2,724,348	27,356,839
Helios Towers PLC (c)	18,133,113	26,201,205
HKBN Ltd.	30,246,600	20,421,662
Infrastrutture Wireless Italiane SpA (a)	4,815,922	42,514,568
SES SA	5,861,174	41,581,264
Vantage Towers AG	1,523,476	42,883,006
		297,012,553
Information Technology — 0.4%
Chindata Group Holdings Ltd. - ADR (b)(c)	388,038	2,060,482
Cyxtera Technologies, Inc. (b)(c)	64,716	156,613
GDS Holdings Ltd. - ADR (b)(c)	143,696	1,240,096
Vnet Group, Inc. - ADR (b)(c)	154,888	648,981
		4,106,172
TOTAL COMMON STOCKS (Cost $349,535,651)		301,118,724

REAL ESTATE INVESTMENT TRUSTS — 66.2%

Real Estate — 66.2%
American Tower Corp.	617,816	128,005,297
Crown Castle, Inc.	935,731	124,695,513
DigitalBridge Group, Inc. (b)	308,777	3,952,345
Digital Realty Trust, Inc. (b)	412,724	41,375,581
Equinix, Inc.	244,265	138,361,466
Iron Mountain, Inc. (b)	816,644	40,889,365
Keppel DC REIT	33,306,468	41,424,199
Lamar Advertising Co. - Class A (b)	38,125	3,516,269
Outfront Media, Inc. (b)	132,113	2,384,640
SBA Communications Corp.	147,261	39,745,744
Uniti Group, Inc. (b)	5,112,107	39,669,950
		604,020,369
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $728,252,417)		604,020,369

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 2.300% (d)	$1,832,094	$1,832,094
TOTAL SHORT-TERM INVESTMENTS (Cost $1,832,094)		1,832,094

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (d)	69,760,923	69,760,923
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $69,760,923)		69,760,923

Total Investments (Cost $1,149,381,085) — 107.0%		976,732,111
Liabilities in Excess of Other Assets — (7.0)%		(64,169,837)
TOTAL NET ASSETS — 100.0%		$912,562,273

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $85,552,877, which represents 9.38% of total net assets.

(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $66,858,166 or 7.3% of net assets.
(c)	Non-income producing security.
(d)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%

Consumer Discretionary — 24.9%
Advance Auto Parts, Inc.	1,810	$343,755
Amazon.com, Inc. (a)	2,450	250,978
Aptiv PLC (a)	3,380	307,817
AutoZone, Inc. (a)	150	379,932
Bath & Body Works, Inc.	8,240	275,051
Best Buy Co., Inc.	4,290	293,479
Booking Holdings, Inc. (a)	150	280,422
BorgWarner, Inc.	8,470	317,879
Caesars Entertainment, Inc. (a)	6,760	295,615
CarMax, Inc. (a)	3,590	226,206
Carnival Corp. (a)	31,430	284,756
Chipotle Mexican Grill, Inc. (a)	190	284,683
Darden Restaurants, Inc.	2,490	356,418
Dollar General Corp.	1,320	336,666
Dollar Tree, Inc. (a)	2,260	358,210
Domino’s Pizza, Inc.	890	295,693
DR Horton, Inc.	4,460	342,885
eBay, Inc.	7,250	288,840
Etsy, Inc. (a)	2,960	277,973
Expedia Group, Inc. (a)	2,990	279,475
Ford Motor Co.	21,200	283,444
Garmin Ltd.	3,600	316,944
General Motors Co.	7,920	310,860
Genuine Parts Co.	2,010	357,498
Hasbro, Inc.	4,010	261,652
Hilton Worldwide Holdings, Inc.	2,400	324,624
Las Vegas Sands Corp. (a)	8,560	325,366
Lennar Corp. - Class A	4,090	330,063
LKQ Corp.	6,090	338,848
Lowe’s Cos., Inc.	1,590	309,970
Marriott International, Inc.	2,010	321,821
McDonald’s Corp.	1,260	343,552
MGM Resorts International	9,320	331,512
Mohawk Industries, Inc. (a)	2,880	272,880
Newell Brands, Inc.	18,000	248,580
NIKE, Inc. - Class B	2,950	273,406
Norwegian Cruise Line Holdings Ltd. (a)	22,390	378,167
NVR, Inc. (a)	80	339,020
O’Reilly Automotive, Inc. (a)	410	343,240
Pool Corp.	920	279,892
PulteGroup, Inc.	7,820	312,722
Ralph Lauren Corp.	3,390	314,219
Ross Stores, Inc.	3,500	334,915
Royal Caribbean Cruises Ltd. (a)	6,920	369,390
Starbucks Corp.	3,690	319,517
Tapestry, Inc.	9,200	291,456
Target Corp.	1,880	308,790

	Shares	Value
Consumer Discretionary — 24.9% (Continued)
Tesla Motors, Inc. (a)	1,090	$248,019
The Home Depot, Inc.	1,090	322,782
The TJX Cos., Inc.	4,910	354,011
Tractor Supply Co.	1,630	358,225
Ulta Beauty, Inc. (a)	740	310,334
VF Corp.	7,540	213,005
Whirlpool Corp.	2,040	282,010
Wynn Resorts Ltd. (a)	5,210	332,919
Yum! Brands, Inc.	2,820	333,465
		17,373,851
Industrials — 25.0%
3M Co.	2,030	255,354
A O Smith Corp.	4,440	243,223
Alaska Air Group, Inc. (a)	5,370	238,750
Allegion PLC -	2,510	262,973
American Airlines Group, Inc. (a)	17,630	249,993
AMETEK, Inc.	1,990	258,023
Carrier Global Corp.	5,930	235,777
Caterpillar, Inc.	1,320	285,727
CH Robinson Worldwide, Inc.	2,190	214,007
Cintas Corp.	580	247,979
Copart, Inc. (a)	2,150	247,293
CoStar Group, Inc. (a)	3,190	263,877
CSX Corp.	7,670	222,890
Cummins, Inc.	1,150	281,187
Deere & Co.	670	265,199
Delta Air Lines, Inc. (a)	7,660	259,904
Dover Corp.	1,930	252,232
Eaton Corp. PLC	1,720	258,120
Emerson Electric Co.	2,950	255,470
Equifax, Inc.	1,270	215,316
Expeditors International of Washington, Inc.	2,420	236,797
Fastenal Co.	4,890	236,334
FedEx Corp.	1,200	192,336
Fortive Corp.	3,790	242,181
Fortune Brands Home & Security, Inc.	3,870	233,438
Generac Holdings, Inc. (a)	1,050	121,706
General Dynamics Corp.	1,080	269,784
General Electric Co.	3,380	262,998
Honeywell International, Inc.	1,310	267,266
Howmet Aerospace, Inc.	6,870	244,229
Huntington Ingalls Industries, Inc.	1,060	272,494
IDEX Corp.	1,190	264,549
Illinois Tool Works, Inc.	1,210	258,371
Ingersoll Rand, Inc.	4,980	251,490
Jacobs Solutions, Inc.	2,000	230,440

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)

Industrials — 25.0% (Continued)
JB Hunt Trasport Services, Inc.	1,440	$246,341
Johnson Controls International PLC	4,300	248,712
L3Harris Technologies, Inc.	1,060	261,258
Leidos Holdings, Inc.	2,610	265,150
Lockheed Martin Corp.	590	287,141
Masco Corp.	4,790	221,633
Nordson Corp.	1,070	240,750
Norfolk Southern Corp.	1,000	228,070
Northrop Grumman Corp.	510	279,995
Old Dominion Freight Line, Inc.	930	255,378
Otis Worldwide Corp.	3,410	240,882
PACCAR, Inc.	2,830	274,029
Parker-Hannifin Corp.	900	261,558
Pentair PLC	5,310	228,065
Quanta Services, Inc.	1,700	241,468
Raytheon Technologies Corp.	2,840	269,289
Republic Services, Inc.	1,690	224,128
Robert Half International, Inc.	3,110	237,791
Rockwell Automation, Inc.	980	250,194
Rollins, Inc.	6,930	291,614
Snap-On, Inc.	1,120	248,696
Southwest Airlines Co. (a)	6,520	237,002
Stanley Black & Decker, Inc.	2,800	219,772
Textron, Inc.	3,800	260,072
The Boeing Co. (a)	1,590	226,591
Trane Technologies PLC	1,530	244,234
TransDigm Group, Inc.	340	195,758
Union Pacific Corp.	1,080	212,911
United Airlines Holdings, Inc. (a)	6,370	274,420
United Parcel Service, Inc. - Class B	1,260	211,390
United Rentals, Inc. (a)	800	252,568
Verisk Analytics, Inc.	1,300	237,679
W.W. Grainger, Inc.	440	257,114
Waste Management, Inc.	1,440	228,053
Westinghouse Air Brake Technologies Corp.	2,740	255,587
Xylem, Inc.	2,580	264,269
		17,477,269
Information Technology — 24.9%
Accenture PLC - Class A	860	244,154
Adobe, Inc. (a)	630	200,655
Advanced Micro Devices, Inc. (a)	2,920	175,375
Akamai Technologies, Inc. (a)	2,720	240,258
Amphenol Corp.	3,290	249,481
Analog Devices, Inc.	1,620	231,044
ANSYS, Inc. (a)	960	212,314
Apple, Inc.	1,590	243,811
Applied Materials, Inc.	2,590	228,671

	Shares	Value
Information Technology — 24.9% (Continued)
Arista Networks, Inc. (a)	2,010	$242,929
Autodesk, Inc. (a)	1,180	252,874
Automatic Data Processing, Inc.	1,020	246,534
Broadcom, Inc.	480	225,658
Broadridge Financial Solutions, Inc.	1,450	217,587
Cadence Design System, Inc. (a)	1,430	216,488
CDW Corp.	1,420	245,390
Ceridian HCM Holding, Inc. (a)	3,930	260,127
Cisco Systems, Inc.	5,460	248,048
Cognizant Technology Solutions Corp.	3,810	237,172
Corning, Inc.	7,420	238,701
DXC Technology Co. (a)	9,330	268,237
Enphase Energy, Inc. (a)	820	251,740
EPAM Systems, Inc. (a)	580	203,000
F5, Inc. (a)	1,560	222,940
Fidelity National Information Services, Inc.	2,730	226,563
Fiserv, Inc. (a)	2,350	241,439
FleetCor Technologies, Inc. (a)	1,130	210,316
Fortinet, Inc. (a)	4,660	266,366
Gartner, Inc. (a)	820	247,574
Global Payments, Inc.	1,880	214,809
Hewlett Packard Enterprise Co.	18,590	265,279
HP, Inc.	8,840	244,161
Intel Corp.	7,940	225,734
International Business Machines Corp.	1,930	266,900
Intuit, Inc.	470	200,925
Jack Henry & Associates, Inc.	1,250	248,825
Juniper Networks, Inc.	8,600	263,160
Keysight Technologies, Inc. (a)	1,450	252,517
KLA Corp.	700	221,515
Lam Research Corp.	470	190,247
MasterCard, Inc. - Class A	740	242,853
Microchip Technology, Inc.	3,730	230,290
Micron Technology, Inc.	4,350	235,335
Microsoft Corp.	940	218,202
Monolithic Power Systems, Inc.	560	190,092
Motorola Solutions, Inc.	1,000	249,710
NetApp, Inc.	3,450	238,981
NortonLifeLock, Inc.	10,990	247,605
NVIDIA Corp.	1,740	234,848
NXP Semiconductors NV	1,490	217,659
ON Semiconductor Corp. (a)	3,480	213,776
Oracle Corp.	3,290	256,850
Paychex, Inc.	1,970	233,071
Paycom Software, Inc. (a)	670	231,820
PayPal Holdings, Inc. (a)	2,590	216,472
PTC, Inc. (a)	2,080	245,086

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)

Information Technology — 24.9% (Continued)
Qorvo, Inc. (a)	2,670	$229,834
QUALCOMM, Inc.	1,890	222,377
Roper Technologies, Inc.	610	252,869
salesforce.com, Inc. (a)	1,540	250,389
Seagate Technology Holdings PLC	3,630	180,266
ServiceNow, Inc. (a)	530	222,992
Skyworks Solutions, Inc.	2,430	209,004
SolarEdge Technologies, Inc. (a)	800	184,024
Synopsys, Inc. (a)	730	213,561
TE Connectivity Ltd.	1,940	237,126
Teledyne Technologies, Inc. (a)	560	222,869
Teradyne, Inc.	2,810	228,593
Texas Instruments, Inc.	1,460	234,520
Trimble, Inc. (a)	3,960	238,234
Tyler Technologies, Inc. (a)	650	210,165
VeriSign, Inc. (a)	1,310	262,603
Visa, Inc. - Class A	1,220	252,735
Western Digital Corp. (a)	5,700	195,909
Zebra Technologies Corp. (a)	810	229,408
		17,369,646
Materials — 24.6%
Air Products & Chemicals, Inc.	2,580	646,032
Albemarle Corp.	2,210	618,513
Amcor PLC	53,960	624,857
Avery Dennison Corp.	3,470	588,338
Ball Corp.	11,180	552,180
Celanese Corp.	5,750	552,690
CF Industries Holdings, Inc.	6,400	680,064
Corteva, Inc.	10,610	693,257
Dow, Inc.	13,130	613,696
DuPont de Nemours, Inc.	11,360	649,792
Eastman Chemical Co.	7,080	543,815
Ecolab, Inc.	3,840	603,149
FMC Corp.	5,880	699,132
Freeport-McMoRan, Inc.	20,620	653,448
International Flavors & Fragrances, Inc.	5,790	565,162
International Paper Co.	15,900	534,399
Linde PLC -	2,310	686,879
LyondellBasell Industries NV	7,880	602,426
Martin Marietta Materials, Inc.	1,860	624,923
Mosaic Co.	11,790	633,712
Newmont Goldcorp Corp.	15,360	650,035
Nucor Corp.	4,620	606,976
Packaging Corp. of America	4,750	570,997
PPG Industries, Inc.	5,180	591,452
Sealed Air Corp.	11,990	570,964
The Sherwin-Williams Co.	2,760	621,083

	Shares	Value
Materials — 24.6% (Continued)
Vulcan Materials Co.	3,860	$631,882
Westrock Co.	16,250	553,475
		17,163,328
TOTAL COMMON STOCKS (Cost $69,391,210)		69,384,094

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (b)	$59,281	59,281
TOTAL SHORT-TERM INVESTMENTS (Cost $59,281)		59,281

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.1% (c)
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (b)	9,105,652	9,105,652
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,105,652)		9,105,652

Total Investments (Cost $78,556,143) — 112.6%		78,549,027
Liabilities in Excess of Other Assets — (12.6)%		(8,776,399)
TOTAL NET ASSETS — 100.0%		$69,772,628

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2022.
(c)	Due to settlement of open trades, there are no posistions in the portfolio on loan as of October 31, 2022. The total value of securities on loan is $8,733,124 or 12.52 % of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%

Consumer Discretionary — 8.4%
BYD Co. Ltd. - Class A	4,745	$160,366.00
China Tourism Group Duty Free Corp. Ltd. - Class A	5,100	112,054
Great Wall Motor Co. Ltd. - Class A	7,100	28,367
Haier Smart Home Co Ltd. - Class A	16,400	46,738
SAIC Motor Corp. Ltd.	25,100	47,286
		394,811
Consumer Staples — 28.7%
Foshan Haitian Flavouring & Food Co. Ltd.	10,627	86,896
Inner Mongolia Yili Industrial Group Co. Ltd.	16,600	57,406
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	3,900	69,813
Kweichow Moutai Co. Ltd.	3,200	591,894
Luzhou Laojiao Co. Ltd.	3,845	82,367
Muyuan Foods Co. Ltd.	13,862	88,848
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	3,183	101,343
Tongwei Co Ltd.	11,700	69,733
Wuliangye Yibin Co. Ltd.	10,100	184,741
Yihai Kerry Arawana Holdings Co. Ltd.	5,000	26,204
		1,359,245
Energy — 4.9%
China Petroleum & Chemical Corp. - Class A	88,500	49,351
China Shenhua Energy Co. Ltd. - Class A	18,300	70,281
PetroChina Co. Ltd. - Class A	64,600	42,396
Shaanxi Coal Industry Co Ltd.	25,200	68,571
		230,599
Financials — 24.8%
Agricultural Bank of China Ltd. - Class A	245,600	92,875
Bank of China Ltd. - Class A	116,300	47,963
Bank of Communications Co. Ltd. - Class A	101,800	62,068
Bank of Ningbo Co Ltd.	17,100	55,668
China CITIC Bank Corp. Ltd. - Class A	25,200	14,950
China Construction Bank Corp. - Class A	24,900	18,218
China Merchants Bank Co. Ltd. - Class A	53,900	198,065
CITIC Securities Co. Ltd. - Class A	31,670	74,677
East Money Information Co. Ltd.	34,327	73,417
Industrial & Commercial Bank of China Ltd. - Class A	199,900	113,664
Industrial Bank Co. Ltd.	54,200	111,614

	Shares	Value
Financials — 24.8% (Continued)
Ping An Bank Co. Ltd.	50,400	$71,402
Ping An Insurance Group Co. of China Ltd. - Class A	28,300	140,170
Postal Savings Bank of China Co Ltd. - Class A	54,600	29,026
Shanghai Pudong Development Bank Co. Ltd.	76,200	69,324
		1,173,101
Health Care — 6.4%
Jiangsu Hengrui Medicine Co. Ltd.	16,600	91,431
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	3,200	142,686
WuXi AppTec Co. Ltd. - Class A	6,696	70,092
		304,209
Industrials — 13.4%
Beijing-Shanghai High Speed Railway Co. Ltd.	73,980	45,208
China State Construction Engineering Corp. Ltd.	108,800	70,808
Contemporary Amperex Technology Co. Ltd.	6,400	326,971
COSCO SHIPPING Holdings Co. Ltd. - Class A	32,800	50,468
Eve Energy Co Ltd.	4,900	55,750
SF Holding Co. Ltd.	12,700	83,975
		633,180
Information Technology — 5.0%
Foxconn Industrial Internet Co. Ltd.	32,400	36,401
LONGi Green Energy Technology Co. Ltd.	19,720	129,637
Luxshare Precision Industry Co. Ltd.	18,429	71,963
		238,001
Materials — 3.1%
Wanhua Chemical Group Co. Ltd.	8,212	90,417
Zijin Mining Group Co. Ltd. - Class A	53,400	57,946
		148,363
Real Estate — 1.0%
China Vanke Co. Ltd. - Class A	25,200	46,681

Utilities — 3.5%
China Yangtze Power Co. Ltd.	59,400	164,887

TOTAL COMMON STOCKS (Cost $5,770,965)		4,693,077

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account 2.300% (a)	$31,851	$31,851
TOTAL SHORT-TERM INVESTMENTS (Cost $31,851)		31,851

Total Investments (Cost $5,802,816) — 99.9%		4,724,928
Other Assets in Excess of Liabilities — 0.1%		2,923
TOTAL NET ASSETS — 100.0%		$4,727,851

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 5.0%
Netflix, Inc. (a)	707	$206,359

Consumer Discretionary — 14.3%
Amazon.com, Inc. (a)	1,814	185,826
Lowe’s Cos., Inc.	1,016	198,069
The Home Depot, Inc.	688	203,738
		587,633
Consumer Staples — 13.4%
Campbell Soup Co. (b)	475	25,132
Church & Dwight Co., Inc.	382	28,318
Energizer Holdings, Inc.	115	3,322
Haleon PLC - ADR (a)	3,144	19,241
Hormel Foods Corp.	862	40,040
Kimberly-Clark Corp.	537	66,835
The Clorox Co. (b)	195	28,478
The Kroger Co.	1,152	54,478
Walgreens Boots Alliance, Inc.	1,377	50,260
Walmart, Inc.	1,635	232,710
		548,814
Health Care — 54.4%
Abbott Laboratories	1,813	179,378
Agilent Technologies, Inc. (b)	474	65,578
BioNTech SE - ADR	384	52,854
CVS Health Corp.	2,085	197,450
Danaher Corp.	791	199,071
Emergent BioSolutions, Inc. (a)	84	1,752
Gilead Sciences, Inc.	1,996	156,606
GSK PLC - ADR	3,151	104,519
Illumina, Inc. (a)	249	56,976
Johnson & Johnson (b)	1,153	200,587
Laboratory Corp. of American Holdings	147	32,614
Merck & Co., Inc.	2,282	230,938
Mettler-Toledo International, Inc. (a)	36	45,538
Moderna, Inc. (a)	632	95,009
Neogen Corp. (a)	168	2,218
Organon & Co.	395	10,341
PerkinElmer, Inc.	199	26,582
QIAGEN NV (a)	356	15,507
Quest Diagnostics, Inc.	186	26,719
Regeneron Pharmaceuticals, Inc. (a)	175	131,031
Sanofi - ADR	3,904	168,770
Teladoc Health, Inc. (a)	249	7,380
Thermo Fisher Scientific, Inc.	378	194,281
Vir Biotechnology, Inc. (a)(b)	204	4,484
Waters Corp. (a)(b)	96	28,720
		2,234,903

	Shares	Value
Industrials — 4.2%
3M Co.	906	$113,966
Booz Allen Hamilton Holding Corp.	209	22,750
Stericycle, Inc. (a)	144	6,419
Xylem, Inc.	285	29,192
		172,327
Information Technology — 6.8%
Akamai Technologies, Inc. (a)(b)	253	22,348
NVIDIA Corp.	1,173	158,320
Palantir Technologies, Inc. - Class A (a)(b)	3,231	28,400
Teledyne Technologies, Inc. (a)	74	29,451
Zoom Video Communications, Inc. - Class A (a)(b)	476	39,717
		278,236
Materials — 1.8%
Ecolab, Inc.	451	70,838
Stepan Co.	36	3,760
		74,598
TOTAL COMMON STOCKS (Cost $5,071,940)		4,102,870

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$2,845	2,845
TOTAL SHORT-TERM INVESTMENTS (Cost $2,845)		2,845

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	432,497	432,497
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $432,497)		432,497

Total Investments (Cost $5,507,282) — 110.5%		4,538,212
Liabilities in Excess of Other Assets — (10.5)%		(430,261)
TOTAL NET ASSETS — 100.0%		$4,107,951

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $420,992 or 10.2% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.0%

Communication Services — 6.2%
Alphabet, Inc. - Class C (a)	67,633	$6,402,140
DISH Network Corp. - Class A (a)(b)	413,464	6,164,748
Live Nation Entertainment, Inc. (a)(b)	82,512	6,568,781
Match Group, Inc. (a)	164,411	7,102,555
Meta Platforms, Inc. - Class A (a)	61,230	5,704,187
Netflix, Inc. (a)	40,573	11,842,447
Warner Bros Discovery, Inc. (a)	602,825	7,836,725
		51,621,583
Consumer Discretionary — 25.3%
Amazon.com, Inc. (a)	70,750	7,247,630
Aptiv PLC (a)	93,632	8,527,066
Bath & Body Works, Inc.	238,865	7,973,314
Caesars Entertainment, Inc. (a)	261,600	11,439,768
CarMax, Inc. (a)	79,090	4,983,461
Carnival Corp. (a)(b)	1,193,748	10,815,357
Carnival Corp. (a)(b)	4,960	7,431,717
DR Horton, Inc. (b)	100,210	7,704,145
Etsy, Inc. (a)(b)	117,433	11,028,133
Expedia Group, Inc. (a)	76,093	7,112,413
Ford Motor Co.	597,332	7,986,329
General Motors Co.	229,650	9,013,762
Las Vegas Sands Corp. (a)(b)	252,276	9,589,011
Lennar Corp. - Class A (b)	92,347	7,452,403
MGM Resorts International	277,129	9,857,478
Norwegian Cruise Line Holdings Ltd. (a)(b)	957,885	16,178,678
PulteGroup, Inc.	178,814	7,150,772
Ralph Lauren Corp. (b)	89,124	8,260,903
Royal Caribbean Cruises Ltd. (a)(b)	265,672	14,181,571
Tapestry, Inc. (b)	258,325	8,183,736
Tesla Motors, Inc. (a)	41,422	9,425,162
Ulta Beauty, Inc. (a)	21,356	8,956,066
Wynn Resorts Ltd. (a)(b)	155,288	9,922,903
		210,421,778
Consumer Staples — 0.8%
The Estee Lauder Cos., Inc.	31,513	6,318,041

Energy — 1.4%
APA Corp. (b)	265,007	12,047,218

Financials — 9.3%
Ameriprise Financial, Inc.	29,171	9,017,339
Franklin Resources, Inc. (b)	273,089	6,403,937
Invesco Ltd.	460,650	7,057,158
Lincoln National Corp.	178,291	9,604,536
MSCI, Inc.	16,841	7,896,071
Raymond James Financial, Inc.	73,168	8,644,068

	Shares	Value
Financials — 9.3% (Continued)
Signature Bank	52,792	$8,369,116
State Street Corp.	107,876	7,982,824
SVB Financial Group (a)	23,917	5,523,870
T Rowe Price Group, Inc.	64,237	6,819,400
		77,318,319
Health Care — 7.3%
ABIOMED, Inc. (a)	32,627	8,224,614
Align Technology, Inc. (a)	33,424	6,494,283
Charles River Laboratories International, Inc. (a)	36,138	7,670,290
DexCom, Inc. (a)(b)	105,591	12,753,281
Illumina, Inc. (a)	38,771	8,871,580
Intuitive Surgical, Inc. (a)	37,959	9,355,755
Moderna, Inc. (a)	50,405	7,577,384
		60,947,187
Industrials — 6.8%
American Airlines Group, Inc. (a)(b)	679,755	9,638,926
Copart, Inc. (a)	61,347	7,056,132
Delta Air Lines, Inc. (a)	253,967	8,617,100
Generac Holdings, Inc. (a)(b)	42,210	4,892,561
The Boeing Co. (a)	48,678	6,937,102
United Airlines Holdings, Inc. (a)	260,880	11,238,710
United Rentals, Inc. (a)	25,334	7,998,197
		56,378,728
Information Technology — 40.6%
Adobe, Inc. (a)	20,974	6,680,219
Advanced Micro Devices, Inc. (a)	132,922	7,983,295
ANSYS, Inc. (a)	33,015	7,301,597
Apple, Inc.	46,025	7,057,474
Applied Materials, Inc.	101,943	9,000,547
Arista Networks, Inc. (a)	73,230	8,850,578
Autodesk, Inc. (a)	44,916	9,625,499
Broadcom, Inc.	14,287	6,716,604
Cadence Design System, Inc. (a)	51,287	7,764,339
Ceridian HCM Holding, Inc. (a)(b)	159,891	10,583,185
DXC Technology Co. (a)	300,999	8,653,721
Enphase Energy, Inc. (a)	41,333	12,689,231
EPAM Systems, Inc. (a)	24,875	8,706,250
Fortinet, Inc. (a)	201,129	11,496,534
Gartner, Inc. (a)	27,243	8,225,207
Intuit, Inc.	22,071	9,435,353
Keysight Technologies, Inc. (a)	46,729	8,137,855
KLA Corp.	28,500	9,018,825
Lam Research Corp.	21,681	8,776,035
Microchip Technology, Inc.	137,013	8,459,183
Micron Technology, Inc.	153,295	8,293,260
Monolithic Power Systems, Inc.	23,287	7,904,772
NVIDIA Corp.	79,673	10,753,465

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 100.0% (Continued)

Information Technology — 40.6% (Continued)
NXP Semiconductors NV	50,891	$7,434,157
ON Semiconductor Corp. (a)(b)	180,860	11,110,230
Paycom Software, Inc. (a)	29,406	10,174,476
PayPal Holdings, Inc. (a)	108,160	9,040,013
PTC, Inc. (a)	66,852	7,877,171
Qorvo, Inc. (a)	82,536	7,104,699
QUALCOMM, Inc.	63,600	7,483,176
salesforce.com, Inc. (a)	51,584	8,387,043
ServiceNow, Inc. (a)	21,658	9,112,387
Skyworks Solutions, Inc.	76,436	6,574,260
SolarEdge Technologies, Inc. (a)	32,310	7,432,269
Synopsys, Inc. (a)	25,281	7,395,957
Teradyne, Inc.	104,720	8,518,972
Trimble, Inc. (a)	126,873	7,632,680
Tyler Technologies, Inc. (a)	21,165	6,843,279
Western Digital Corp. (a)	162,900	5,598,873
Zebra Technologies Corp. (a)	27,002	7,647,506
		337,480,176
Materials — 2.3%
Albemarle Corp.	36,999	10,354,910
Freeport-McMoRan, Inc.	273,479	8,666,550
		19,021,460
TOTAL COMMON STOCKS (Cost $908,884,971)		831,554,490

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$473,254	473,254
TOTAL SHORT-TERM INVESTMENTS (Cost $473,254)		473,254

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	88,557,948	$88,557,948
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $88,557,948)		88,557,948

Total Investments (Cost $997,916,173) — 110.7%		920,585,692
Liabilities in Excess of Other Assets — (10.7)%		(88,694,625)
TOTAL NET ASSETS — 100.0%		$831,891,067

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $84,346,485 or 10.1% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%

Communication Services — 2.7%
Iridium Communications, Inc. (a)	6,127	$315,724
The New York Times Co. - Class A	6,538	189,341
TripAdvisor, Inc. (a)	14,551	343,695
World Wrestling Entertainment, Inc. - Class A (b)	1,970	155,413
		1,004,173
Consumer Discretionary — 22.6%
Adient PLC (a)	7,952	278,161
Capri Holdings Ltd. (a)	5,254	240,003
Choice Hotels International, Inc.	1,447	187,878
Churchill Downs, Inc.	1,536	319,350
Crocs, Inc. (a)	3,825	270,619
Dana, Inc.	14,906	237,900
Deckers Outdoor Corp. (a)	684	239,352
Dick’s Sporting Goods, Inc. (b)	2,290	260,510
Five Below, Inc. (a)	3,863	565,350
Foot Locker, Inc. (b)	8,255	261,684
GameStop Corp. (a)(b)	22,140	626,783
Kohl’s Corp.	10,320	309,084
Light & Wonder, Inc. (a)	8,250	463,155
Macy’s, Inc.	17,857	372,318
Nordstrom, Inc. (b)	14,863	302,313
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	4,046	226,576
Papa John’s International, Inc. (b)	1,542	111,995
RH (a)(b)	838	212,793
The Gap, Inc.	27,918	314,636
The Goodyear Tire & Rubber Co. (a)	19,800	251,460
The Wendy’s Co.	7,084	147,206
Topgolf Callaway Brands Corp. (a)	9,878	184,916
Under Armour, Inc. - Class A (a)(b)	26,896	200,375
Victoria’s Secret & Co. (a)(b)	8,040	302,304
Visteon Corp. (a)	1,880	245,284
Williams-Sonoma, Inc. (b)	1,490	184,507
Wingstop, Inc. (b)	3,298	522,370
Wyndham Hotels & Resorts, Inc.	3,930	298,405
YETI Holdings, Inc. (a)	8,620	276,530
		8,413,817
Consumer Staples — 2.8%
BellRing Brands, Inc. (a)	8,964	217,108
Coca-Cola Consolidated, Inc.	446	217,206
Coty, Inc. (a)	32,490	218,008
Performance Food Group Co. (a)	4,340	225,854
The Boston Beer Co., Inc. - Class A (a)	444	165,741
		1,043,917

	Shares	Value
Energy — 7.0%
ChampionX Corp.	11,184	$320,086
Equitrans Midstream Corp. (b)	17,598	148,175
Matador Resources Co. (b)	4,668	310,189
Murphy Oil Corp. (b)	7,844	380,513
NOV, Inc. (b)	12,946	289,990
PDC Energy, Inc.	4,430	319,580
Range Resources Corp.	19,253	548,326
Southwestern Energy Co. (a)(b)	43,510	301,524
		2,618,383
Financials — 0.8%
Kinsale Capital Group, Inc.	911	287,120

Health Care — 20.8%
Amedisys, Inc. (a)	1,968	192,057
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,787	410,305
Bruker Corp.	4,374	270,488
Chemed Corp.	679	317,005
Globus Medical, Inc. (a)	3,644	244,148
Haemonetics Corp. (a)	2,164	183,832
Halozyme Therapeutics, Inc. (a)(b)	6,035	288,533
HealthEquity, Inc. (a)	7,255	565,237
Inari Medical, Inc. (a)	4,986	383,573
Jazz Pharmaceuticals PLC (a)	2,835	407,645
LivaNova PLC (a)	2,355	110,921
Masimo Corp. (a)(b)	3,775	496,790
Medpace Holdings, Inc. (a)(b)	1,194	265,044
Neogen Corp. (a)	4,491	59,281
Neurocrine Biosciences, Inc. (a)	4,294	494,325
NuVasive, Inc. (a)	2,387	105,338
Penumbra, Inc. (a)(b)	1,763	302,302
Progyny, Inc. (a)	9,205	409,346
QuidelOrtho Corp. (a)	2,798	251,316
R1 RCM, Inc. (a)	6,283	110,958
Repligen Corp. (a)	3,254	593,822
Shockwave Medical, Inc. (a)	1,110	325,397
STAAR Surgical Co. (a)	5,568	394,604
Tandem Diabetes Care, Inc. (a)	7,426	416,970
Tenet Healthcare Corp. (a)	3,360	149,050
		7,748,287
Industrials — 17.1%
Avis Budget Group, Inc. (a)(b)	3,298	779,845
Axon Enterprise, Inc. (a)	4,996	726,618
Chart Industries, Inc. (a)(b)	2,610	581,717
Dycom Industries, Inc. (a)	2,078	245,578
Fluor Corp. (a)(b)	8,572	259,389
Graco, Inc.	7,211	501,741
GXO Logistics, Inc. (a)	4,894	178,827
Hexcel Corp.	3,417	190,327
IAA, Inc. (a)	5,535	209,943

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)

Industrials — 17.1% (Continued)
JetBlue Airways Corp. (a)	25,950	$208,638
Lennox International, Inc.	1,355	316,487
MSA Safety, Inc.	1,675	224,852
Saia, Inc. (a)	968	192,497
SunPower Corp. (a)	16,307	301,516
Sunrun, Inc. (a)(b)	10,648	239,686
Tetra Tech, Inc.	2,230	315,054
Trex Co., Inc. (a)	9,305	447,477
Vicor Corp. (a)	4,854	231,876
XPO Logistics, Inc. (a)(b)	3,862	199,820
		6,351,888
Information Technology — 21.4%
Amkor Technology, Inc.	10,728	223,035
Aspen Technology, Inc. (a)	1,309	316,058
Blackbaud, Inc. (a)	2,095	114,597
Calix, Inc. (a)	5,011	369,010
Cognex Corp.	7,850	362,906
CommVault Systems, Inc. (a)	1,990	121,171
Envestnet, Inc. (a)(b)	2,582	127,318
Euronet Worldwide, Inc. (a)	2,312	194,231
Fair Isaac Corp. (a)	1,272	609,085
First Solar, Inc. (a)(b)	2,012	292,887
Lattice Semiconductor Corp. (a)	10,797	523,762
Manhattan Associates, Inc. (a)	3,029	368,538
National Instruments Corp.	5,364	204,798
NCR Corp. (a)(b)	7,366	156,601
Paylocity Holding Corp. (a)	2,761	639,972
Power Integrations, Inc.	2,664	177,715
Qualys, Inc. (a)	1,595	227,383
Sabre Corp. (a)(b)	59,329	344,702
Semtech Corp. (a)	2,880	79,747
SiTime Corp. (a)	3,620	325,112
Synaptics, Inc. (a)	3,546	314,176
Teradata Corp. (a)	4,680	147,841
Universal Display Corp.	3,828	364,502
Viasat, Inc. (a)	6,124	250,839
WEX, Inc. (a)	1,822	299,063
Wolfspeed, Inc. (a)	10,218	804,668
		7,959,717
Materials — 2.7%
Alcoa Corp. (b)	5,494	214,431
Cleveland-Cliffs, Inc. (a)(b)	13,458	174,819
MP Materials Corp. (a)	8,186	245,907
The Chemours Co.	6,506	186,267
United States Steel Corp. (b)	9,910	201,768
		1,023,192
TOTAL COMMON STOCKS (Cost $36,334,029)		36,450,494

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.1%
EastGroup Properties, Inc. (b)	1,710	$267,940
Lamar Advertising Co. - Class A	3,793	349,828
National Storage Affiliates Trust	3,578	152,638
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $837,463)		770,406

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$36,790	36,790
TOTAL SHORT-TERM INVESTMENTS (Cost $36,790)		36,790

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	8,258,734	8,258,734
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,258,734)		8,258,734

Total Investments (Cost $45,467,016) — 122.2%		45,516,424
Liabilities in Excess of Other Assets — (22.2)%		(8,269,566)
TOTAL NET ASSETS — 100.0%		$37,246,858

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $8,060,418 or 21.6% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.1%

Communication Services — 1.5%
Charter Communications, Inc. - Class A (a)(b)	2,420	$889,640
Electronic Arts, Inc.	4,453	560,900
Live Nation Entertainment, Inc. (a)(b)	7,485	595,881
Match Group, Inc. (b)	17,673	763,474
Take-Two Interactive Software, Inc. (b)	2,144	254,021
		3,063,916
Consumer Discretionary — 26.8%
Amazon.com, Inc. (b)	90,241	9,244,288
AutoZone, Inc. (b)	682	1,727,424
Bath & Body Works, Inc.	9,205	307,263
Booking Holdings, Inc. (b)	730	1,364,720
Caesars Entertainment, Inc. (b)	5,270	230,457
CarMax, Inc. (b)	2,690	169,497
Carnival Corp. (a)(b)	21,005	190,305
Chipotle Mexican Grill, Inc. (b)	496	743,172
Domino’s Pizza, Inc.	1,569	521,285
Etsy, Inc. (a)(b)	4,893	459,502
Expedia Group, Inc. (b)	2,309	215,822
Hilton Worldwide Holdings, Inc.	16,247	2,197,569
Lowe’s Cos., Inc.	27,475	5,356,251
Marriott International Inc/MD	4,770	763,725
McDonald’s Corp.	35,687	9,730,418
MGM Resorts International	6,380	226,937
NIKE, Inc. - Class B	19,161	1,775,842
Norwegian Cruise Line Holdings Ltd. (a)(b)	25,424	429,411
O’Reilly Automotive, Inc. (b)	2,632	2,203,432
Pool Corp.	635	193,186
Royal Caribbean Cruises Ltd. (a)(b)	11,656	622,197
Starbucks Corp. (a)	53,112	4,598,968
Tesla Motors, Inc. (b)	22,391	5,094,848
The Home Depot, Inc.	18,625	5,515,421
Wynn Resorts Ltd. (a)(b)	5,696	363,974
Yum! Brands, Inc.	13,588	1,606,781
		55,852,695
Consumer Staples — 7.6%
Altria Group, Inc.	106,308	4,918,871
Brown-Forman Corp. - Class B	2,955	200,940
Colgate-Palmolive Co.	26,475	1,954,914
Constellation Brands, Inc. - Class A	2,688	664,151
Hormel Foods Corp.	4,748	220,545
Kimberly-Clark Corp.	5,389	670,715
Lamb Weston Holdings, Inc.	2,257	194,598
Philip Morris International, Inc.	53,389	4,903,780
Sysco Corp.	9,320	806,739

	Shares	Value
Consumer Staples — 7.6% (Continued)
The Clorox Co. (a)	3,947	$576,420
The Estee Lauder Cos., Inc.	3,451	691,891
		15,803,564
Energy — 1.8%
APA Corp. (a)	12,303	559,294
Coterra Energy, Inc.	17,699	550,970
Devon Energy Corp. (a)	12,584	973,373
Hess Corp.	4,129	582,519
Pioneer Natural Resources Co.	3,955	1,014,102
		3,680,258
Financials — 4.9%
Aon PLC	3,828	1,077,544
Comerica, Inc. (a)	3,081	217,210
FactSet Research Systems, Inc.	635	270,186
MarketAxess Holdings, Inc.	655	159,846
Moody’s Corp. (a)	2,836	751,171
Morgan Stanley (a)	20,952	1,721,626
MSCI, Inc.	5,133	2,406,658
Signature Bank (a)	1,426	226,064
SVB Financial Group (b)	1,085	250,592
The Goldman Sachs Group, Inc.	6,309	2,173,514
US Bancorp	23,239	986,496
		10,240,907
Health Care — 12.8%
ABIOMED, Inc. (b)	801	201,916
Agilent Technologies, Inc.	4,651	643,466
Align Technology, Inc. (b)	1,103	214,313
AmerisourceBergen Corp.	4,949	778,082
Amgen, Inc.	9,510	2,571,028
Baxter International, Inc.	11,999	652,146
Bio-Techne Corp.	702	207,975
Cardinal Health, Inc.	10,522	798,620
DaVita, Inc. (b)	1,117	81,552
DexCom, Inc. (a)(b)	6,989	844,131
Edwards Lifesciences Corp. (b)	11,067	801,583
Eli Lilly & Co.	14,184	5,135,885
HCA Healthcare, Inc. (a)	9,984	2,171,220
Humana, Inc.	2,067	1,153,551
IDEXX Laboratories, Inc. (a)(b)	1,607	578,006
Illumina, Inc. (b)	6,039	1,381,844
Intuitive Surgical, Inc. (b)	6,228	1,535,015
McKesson Corp.	4,488	1,747,493
Mettler-Toledo International, Inc. (b)	813	1,028,388
Moderna, Inc. (b)	5,486	824,710
Molina Healthcare, Inc. (b)	1,077	386,492
Organon & Co.	9,657	252,820
PerkinElmer, Inc.	2,606	348,109
ResMed, Inc.	2,301	514,711

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.1% (Continued)

Health Care — 12.8% (Continued)
Waters Corp. (a)(b)	982	$293,785
West Pharmaceutical Services, Inc.	1,200	276,120
Zoetis, Inc.	8,102	1,221,620
		26,644,581
Industrials — 6.2%
American Airlines Group, Inc. (b)	29,891	423,854
Cintas Corp.	1,418	606,266
Copart, Inc. (b)	3,161	363,578
Delta Air Lines, Inc. (b)	18,590	630,759
Equifax, Inc.	3,911	663,071
Generac Holdings, Inc. (a)(b)	1,732	200,756
Huntington Ingalls Industries, Inc.	710	182,520
Masco Corp. (a)	9,826	454,649
Old Dominion Freight Line, Inc. (a)	1,416	388,834
Otis Worldwide Corp.	17,475	1,234,434
Quanta Services, Inc. (a)	2,154	305,954
Rockwell Automation, Inc.	2,551	651,270
Rollins, Inc.	3,994	168,068
The Boeing Co. (b)	28,825	4,107,851
TransDigm Group, Inc.	2,578	1,484,309
United Airlines Holdings, Inc. (b)	11,293	486,502
Verisk Analytics, Inc.	2,628	480,477
		12,833,152
Information Technology — 29.5%
Adobe, Inc. (b)	5,720	1,821,820
Analog Devices, Inc.	12,594	1,796,156
ANSYS, Inc. (b)	1,029	227,574
Apple, Inc.	36,588	5,610,404
Arista Networks, Inc. (b)	2,590	313,027
Autodesk, Inc. (a)(b)	7,438	1,593,963
Automatic Data Processing, Inc.	5,087	1,229,528
Broadcom, Inc.	4,978	2,340,257
Broadridge Financial Solutions, Inc.	2,410	361,645
Cadence Design System, Inc. (b)	3,451	522,447
CDW Corp.	2,919	504,432
Ceridian HCM Holding, Inc. (a)(b)	1,724	114,112
Enphase Energy, Inc. (b)	4,956	1,521,492
Fortinet, Inc. (b)	23,046	1,317,309
Gartner, Inc. (b)	972	293,466
HP, Inc.	60,912	1,682,389
Intuit, Inc. (a)	10,093	4,314,758
Jack Henry & Associates, Inc.	883	175,770
Keysight Technologies, Inc. (b)	1,981	344,991
MasterCard, Inc. - Class A	10,928	3,586,351
Microchip Technology, Inc.	6,759	417,301
Microsoft Corp.	20,055	4,655,367
Monolithic Power Systems, Inc. (a)	569	193,147
Motorola Solutions, Inc.	9,006	2,248,888

	Shares	Value
Information Technology — 29.5% (Continued)
NortonLifeLock, Inc.	22,890	$515,712
NVIDIA Corp.	29,043	3,919,934
Oracle Corp.	84,327	6,583,409
Paychex, Inc.	3,808	450,525
Paycom Software, Inc. (b)	583	201,718
salesforce.com, Inc. (b)	13,919	2,263,090
Seagate Technology Holdings PLC	3,351	166,411
ServiceNow, Inc. (b)	2,596	1,092,241
Skyworks Solutions, Inc.	2,719	233,861
SolarEdge Technologies, Inc. (b)	1,384	318,362
Synopsys, Inc. (b)	1,888	552,334
Teledyne Technologies, Inc. (b)	1,134	451,309
Texas Instruments, Inc. (a)	10,621	1,706,051
Tyler Technologies, Inc. (b)	1,416	457,835
VeriSign, Inc. (b)	5,893	1,181,311
Visa, Inc. - Class A (a)	20,155	4,175,310
		61,456,007
Materials — 1.3%
Albemarle Corp. (a)	2,011	562,819
Ecolab, Inc.	3,739	587,285
International Flavors & Fragrances, Inc.	6,491	633,586
Sealed Air Corp.	2,287	108,907
The Sherwin-Williams Co.	3,917	881,442
		2,774,039
Utilities — 1.8%
Atmos Energy Corp.	1,910	203,510
Edison International	5,685	341,327
Entergy Corp.	2,959	317,027
NextEra Energy, Inc.	30,743	2,382,583
The AES Corp. (a)	16,999	444,694
		3,689,141
TOTAL COMMON STOCKS (Cost $194,204,559)		196,038,260

REAL ESTATE INVESTMENT TRUSTS — 5.4%
American Tower Corp.	20,705	4,289,869
Crown Castle, Inc.	7,735	1,030,766
Equinix, Inc.	1,587	898,940
Extra Space Storage, Inc.	2,182	387,174
Iron Mountain, Inc. (a)	11,029	552,222
Kimco Realty Corp. (a)	10,883	232,679
Public Storage	2,628	814,023
Realty Income Corp. (a)	12,527	780,056
SBA Communications Corp.	5,319	1,435,598
Simon Property Group, Inc. (a)	5,929	646,142
UDR, Inc.	5,075	201,782
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,336,075)		11,269,251

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account 2.300% (c)	946,116	$946,116
TOTAL SHORT-TERM INVESTMENTS (Cost $946,116)		946,116

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	20,268,142	20,268,142
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,268,142)		20,268,142

Total Investments (Cost $227,754,161) — 109.7%		228,521,770
Liabilities in Excess of Other Assets — (9.7)%		(20,267,858)
TOTAL NET ASSETS — 100.0%		$208,253,912

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $19,760,616 or 9.5% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%

Communication Services — 4.9%
Alphabet, Inc. - Class A (a)	860	$81,278
John Wiley & Sons, Inc. - Class A	2,077	87,629
Meta Platforms, Inc. - Class A (a)	557	51,890
Netflix, Inc. (a)	403	117,628
News Corp. - Class A	5,397	91,047
		429,472
Consumer Discretionary — 5.9%
Adient PLC (a)	2,782	97,314
Booking Holdings, Inc. (a)	47	87,866
Domino’s Pizza, Inc.	256	85,053
McDonald’s Corp. (b)	363	98,976
NIKE, Inc. - Class B (b)	850	78,778
Tesla Motors, Inc. (a)	315	71,675
		519,662
Consumer Staples — 5.9%
Coty, Inc. (a)	11,996	80,493
The Estee Lauder Cos. Inc	372	74,582
Mondelez International, Inc.	1,537	94,495
Philip Morris International, Inc.	971	89,187
The Coca-Cola Co.	1,521	91,032
The Procter & Gamble Co.	678	91,306
		521,095
Energy — 4.9%
APA Corp.	2,475	112,514
Baker Hughes Co.	3,733	103,255
Chevron Corp. (b)	590	106,731
Exxon Mobil Corp.	977	108,261
		430,761
Financials — 1.0%
MSCI, Inc.	192	90,021

Health Care — 16.5%
Abbott Laboratories	871	86,177
Agilent Technologies, Inc. (b)	685	94,770
Align Technology, Inc. (a)(b)	358	69,559
AmerisourceBergen Corp. (b)	640	100,621
Bio-Rad Laboratories, Inc. - Class A (a)	185	65,066
Danaher Corp.	325	81,793
IQVIA Holdings, Inc. (a)	422	88,481
Merck & Co., Inc.	1,080	109,296
Mettler-Toledo International, Inc. (a)	72	91,075
Moderna, Inc. (a)	662	99,518
PerkinElmer, Inc.	666	88,964
Pfizer, Inc.	1,971	91,750
Repligen Corp. (a)	403	73,543
STAAR Surgical Co. (a)	973	68,957
Thermo Fisher Scientific, Inc.	165	84,805

	Shares	Value
Health Care — 16.5% (Continued)
Viatris, Inc.	9,543	$96,671
West Pharmaceutical Services, Inc.	301	69,260
		1,460,306
Industrials — 7.5%
Expeditors International of Washington, Inc.	911	89,141
General Electric Co.	1,273	99,052
Ingersoll Rand, Inc. (b)	1,877	94,789
Johnson Controls International PLC	1,621	93,759
Nordson Corp. (b)	402	90,450
The Brink’s Co.	1,695	101,073
Westinghouse Air Brake Technologies Corp. (b)	1,033	96,358
		664,622
Information Technology — 41.6%
Accenture PLC - Class A	325	92,268
Advanced Micro Devices, Inc. (a)	1,103	66,246
Amkor Technology, Inc.	4,810	100,000
Amphenol Corp.	1,242	94,181
Analog Devices, Inc.	612	87,283
ANSYS, Inc. (a)(b)	363	80,281
Apple, Inc.	598	91,697
Applied Materials, Inc.	977	86,259
Arista Networks, Inc. (a)	757	91,491
Autodesk, Inc. (a)(b)	445	95,363
Avnet, Inc.	2,208	88,740
Broadcom, Inc.	180	84,622
Cadence Design System, Inc. (a)(b)	540	81,751
DXC Technology Co. (a)	3,523	101,286
Fortinet, Inc. (a)	1,760	100,602
Hewlett Packard Enterprise Co.	7,021	100,190
HP, Inc.	3,336	92,140
Keysight Technologies, Inc. (a)	547	95,260
KLA Corp.	262	82,910
Lam Research Corp.	208	84,194
Littelfuse, Inc.	407	89,642
Lumentum Holdings, Inc. (a)(b)	1,156	86,064
MACOM Technology Solutions Holdings, Inc. (a)	1,651	95,543
MasterCard, Inc. - Class A	281	92,219
Microchip Technology, Inc.	1,407	86,868
Micron Technology, Inc.	1,641	88,778
Microsoft Corp.	356	82,638
Monolithic Power Systems, Inc. (b)	211	71,624
NVIDIA Corp.	655	88,405
ON Semiconductor Corp. (a)(b)	1,315	80,780
Power Integrations, Inc.	1,342	89,525
PTC, Inc. (a)	786	92,614

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.0% (Continued)

Information Technology — 41.6% (Continued)
Qorvo, Inc. (a)	1,007	$86,683
QUALCOMM, Inc.	713	83,892
Semtech Corp. (a)	2,707	74,957
Synaptics, Inc. (a)	771	68,311
Synopsys, Inc. (a)(b)	277	81,036
Teradyne, Inc.	1,061	86,312
Texas Instruments, Inc. (b)	557	89,471
Universal Display Corp.	872	83,032
Visa, Inc. - Class A (b)	460	95,294
Zebra Technologies Corp. (a)	306	86,665
		3,677,117
Materials — 10.9%
Alcoa Corp.	1,806	70,488
Avery Dennison Corp.	493	83,588
Celanese Corp.	817	78,530
Dow, Inc.	1,866	87,217
Freeport-McMoRan, Inc.	2,931	92,883
Ingevity Corp. (a)	1,340	90,142
Linde PLC	328	97,531
LyondellBasell Industries NV	1,121	85,700
Mosaic Co.	1,676	90,085
Newmont Goldcorp Corp.	2,197	92,977
Royal Gold, Inc.	981	93,156
		962,297
TOTAL COMMON STOCKS (Cost $9,263,244)		8,755,353

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Equinix, Inc.	143	81,001
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $96,423)		81,001

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account 2.300% (c)	$9,465	9,465
TOTAL SHORT-TERM INVESTMENTS (Cost $9,465)		9,465

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	1,344,952	$1,344,952
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,344,952)		1,344,952

Total Investments (Cost $10,714,084) — 115.2%		10,190,771
Liabilities in Excess of Other Assets — (15.2)%		(1,344,995)
TOTAL NET ASSETS — 100.0%		$8,845,776

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $1,303,677 or 14.7% of net assets.
(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 30.2%

Financials — 26.4%
AIG CLO 2018-1 LLC
10.843%, 04/20/2032 (a)(c)	$1,000,000	$831,717
Benefit Street Partners CLO IV Ltd.
11.443%, 01/20/2032 (a)(c)	250,000	220,092
Burnham Park Clo Ltd.
9.643%, 10/20/2029 (a)(c)	1,000,000	786,697
CarVal CLO III Ltd.
10.683%, 07/20/2032 (a)(c)	1,000,000	836,149
CIFC Falcon 2020 Ltd.
11.653%, 01/20/2033 (a)(c)	1,000,000	900,973
CIFC Funding 2018-V Ltd.
10.229%, 01/15/2032 (a)(c)	1,000,000	849,894
CIFC Funding 2019-I Ltd.
11.073%, 04/20/2032 (a)(c)	1,000,000	837,603
Dryden 50 Senior Loan Fund
10.339%, 07/15/2030 (a)(c)	1,000,000	819,836
Dryden 65 CLO Ltd.
9.944%, 07/18/2030 (a)(c)	600,000	498,960
Elmwood CLO 18 Ltd.
0.000%, 07/17/2033 (a)(c)	1,000,000	997,129
Goldentree Loan Management US CLO 1 Ltd.
11.493%, 04/20/2034 (a)(c)	1,000,000	799,905
Goldentree Loan Management US Clo 6 Ltd.
10.663%, 04/20/2035 (a)(c)	1,000,000	846,516
Harbor Park CLO 18-1 Ltd.
9.843%, 01/21/2031 (a)(c)	1,000,000	860,072
Magnetite XXIII Ltd.
10.658%, 01/25/2035 (a)(c)	1,000,000	864,377
Magnetite XXXI Ltd.
10.079%, 07/17/2034 (a)(c)	500,000	427,884
Neuberger Berman Loan Advisers CLO 35 Ltd.
11.227%, 01/19/2033 (a)(c)	1,000,000	879,149
OCP CLO 2020-19 Ltd.
10.743%, 10/20/2034 (a)(c)	250,000	204,487
OHA Credit Funding 2 Ltd.
10.638%, 04/21/2034 (a)(c)	550,000	485,865
OHA Loan Funding 2016-1 Ltd.
10.593%, 01/20/2033 (a)(c)	500,000	432,795
Palmer Square CLO 2015-2 Ltd.
9.993%, 07/22/2030 (a)(c)	1,000,000	859,951
Palmer Square CLO 2018-2 Ltd.
9.679%, 07/16/2031 (a)(c)	500,000	426,516
Point Au Roche Park CLO Ltd.
10.343%, 07/20/2034 (a)(c)	370,000	291,860

	Principal Amount	Fair Value
Financials — 26.4% (Continued)
Rad CLO 12 Ltd.
10.765%, 10/30/2034 (a)(c)	$500,000	$399,543
RR 19 Ltd.
10.579%, 10/15/2035 (a)(c)	1,000,000	895,006
RR15 Ltd.
10.279%, 04/15/2036 (a)(c)	500,000	415,996
Sixth Street CLO XIX Ltd.
10.143%, 07/20/2034 (a)(c)	500,000	437,201
Symphony CLO XXIV Ltd.
11.325%, 01/23/2032 (a)(c)	1,000,000	879,857
TICP CLO III-2 Ltd.
10.143%, 04/20/2028 (a)(c)	1,000,000	936,979
		18,923,009
Real Estate — 3.8%
AIMCO CLO 10 Ltd.
10.275%, 07/22/2032 (a)(c)	1,000,000	868,867
Aimco CLO 15 Ltd.
10.029%, 10/17/2034 (a)(c)	1,250,000	1,040,071
AIMCO CLO Series 2015-A
10.679%, 10/16/2034 (a)(c)	1,000,000	819,992
		2,728,930
TOTAL ASSET BACKED SECURITIES (Cost $24,309,678)		21,651,939

BANK LOANS — 55.2%

Communication Services — 5.9%
Charter Communications Operating, LLC. 5.51% (1 Month LIBOR USD+1.75%), 02/01/2027 (a)	982,484	967,044
Clear Channel Outdoor Holdings Inc.
7.91% (3 Month LIBOR USD+3.50%), 08/21/2026 (a)	1,231,598	1,131,389
7.25% (1 Month LIBOR USD+3.50%), 08/21/2026 (a)	3,182	2,923
SBA Senior Finance II LLC 5.51% (1 Month LIBOR USD+1.75%), 04/11/2025 (a)	967,873	961,219
SeaWorld Parks & Entertainment, Inc. 6.81% (1 Month LIBOR USD+3.00%,0.50%Floor), 08/25/2028 (a)	1,230,476	1,203,172
		4,265,747
Consumer Discretionary — 9.6%
Bombardier Recreational Products, Inc. 5.75% (1 Month LIBOR USD+2.00%), 05/24/2027 (a)	235,888	227,042

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Fair Value
BANK LOANS — 55.2% (Continued)

Consumer Discretionary — 9.6% (Continued)
Caesars Resort Collection, LLC 7.25% (1 Month LIBOR USD+3.50%), 07/21/2025 (a)	$1,010,778	$1,003,288
ClubCorp Holdings, Inc. 6.42% (3 Month LIBOR USD+2.75%), 09/18/2024 (a)	1,220,424	1,102,537
Great Outdoors Group, LLC 7.5% (1 Month LIBOR USD+3.75%,0.75%Floor), 03/06/2028 (a)	1,291,026	1,219,374
ICON Luxembourg Sarl 5.938%, 07/03/2028 (b)	765,747	759,192
Madison IAQ LLC 6.82% (3 Month LIBOR USD+3.25%,0.50%Floor), 06/21/2028 (a)	989,981	898,131
Pilot Travel Centers LLC 5.83% (1 Month SOFR USD+2.00%), 08/04/2028 (a)	742,500	724,999
SRS Distribution Inc. 7.25% (6 Month LIBOR USD+3.50%,0.50%Floor), 06/02/2028 (a)	988,737	921,133
		6,855,696
Consumer Staples — 2.4%
1011778 B.C. Unlimited Liability Company 4.871% (1 Month LIBOR USD+1.75%), 11/19/2026 (a)	1,322,391	1,288,670
Sunshine Luxembourg VII SARL 7.42% (3 Month LIBOR USD+3.75%,0.75%Floor), 10/01/2026 (a)	490,025	467,567
		1,756,237
Energy — 2.0%
Arch Coal, Inc. 6.5% (1 Month LIBOR USD+2.75%,1.00%Floor), 03/07/2024 (a)	150	149
Blackstone CQP Holdco LP 7.42% (3 Month LIBOR USD+3.75%,0.50%Floor), 06/05/2028 (a)	743,103	734,840
Traverse Midstream Partners LLC 7.98% (1 Month SOFR USD+4.25%,1.00%Floor), 09/27/2024 (a)	676,746	670,825
		1,405,814

	Principal Amount	Fair Value
Financials — 3.1%
Avolon TLB Borrower 1 (US) LLC 5.24% (1 Month LIBOR USD+1.75%,0.75%Floor), 01/15/2025 (a)	$1,175,812	$1,155,312
Deerfield Dakota Holding, LLC 7.48% (1 Month SOFR USD+3.75%,1.00%Floor), 04/09/2027 (a)	488,750	463,274
HUB International Limited
7.33% (3 Month LIBOR USD+3.00%), 04/25/2025 (a)	238,750	234,498
6.98% (3 Month LIBOR USD+3.00%), 04/25/2025 (a)	625	614
USI, Inc. 6.42% (3 Month LIBOR USD+2.75%), 05/16/2024 (a)	380,000	376,141
		2,229,839
Health Care — 3.4%
Milano Acquisition Corporation 7.67% (3 Month LIBOR USD+4.00%,0.75%Floor), 10/01/2027 (a)	494,962	471,761
RegionalCare Hospital Partners Holdings, Inc. 8.16% (3 Month LIBOR USD+3.75%), 11/14/2025 (a)	1,500,000	1,331,250
Phoenix Newco, Inc. 7% (1 Month LIBOR USD+3.25%,0.50%Floor), 11/15/2028 (a)	497,500	480,277
PRA Health Sciences, Inc. 5.938%, 07/03/2028 (b)	190,786	189,153
		2,472,441
Industrials — 16.3%
AAdvantage Loyalty IP Ltd. 7.46% (3 Month LIBOR USD+4.75%,0.75%Floor), 04/20/2028 (a)	1,000,000	991,965
Allied Universal Holdco LLC 6.865%, 05/12/2028 (b)	997,481	907,932
Dynasty Acquisition Co., Inc. 7.25% (1 Month LIBOR USD+3.50%), 04/06/2026 (a)	960,779	904,098
Genesee & Wyoming, Inc. 4.250%, 11/06/2026 (b)	997,442	986,431
GFL Environmental, Inc. 5.806%, 05/30/2025 (b)	997,462	993,876
Granite US Holdings Corp. 6.313%, 09/30/2026 (b)	997,482	975,667
Mileage Plus Holdings, LLC 8.78% (3 Month LIBOR USD+5.25%,1.00%Floor), 06/21/2027 (a)	475,000	485,885

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Fair Value
BANK LOANS — 55.2% (Continued)

Industrials — 16.3% (Continued)
QUIKRETE Holdings, Inc. 6.38% (1 Month LIBOR USD+2.63%), 02/01/2027 (a)	$1,472,959	$1,432,349
SPX Flow, Inc. 8.33% (1 Month SOFR USD+4.50%,0.50%Floor), 04/05/2029 (a)	1,250,000	1,185,488
Dynasty Acquisition Co., Inc. 7.25% (1 Month LIBOR USD+3.50%), 04/06/2026 (a)	516,548	486,074
Titan Acquisition Limited 5.88% (6 Month LIBOR USD+3.00%), 03/28/2025 (a)	978,593	898,823
Uber Technologies Inc 6.57% (3 Month LIBOR USD+3.50%), 02/25/2027 (a)	1,464,709	1,459,216
		11,707,804
Information Technology — 5.7%
Epicor Software Corporation 7% (1 Month LIBOR USD+3.25%,0.75%Floor), 07/30/2027 (a)	490,000	467,582
ON Semiconductor Corporation 5.75% (1 Month LIBOR USD+2.00%), 09/18/2026 (a)	118,753	118,994
Peraton Corp. 7.5% (1 Month LIBOR USD+3.75%,0.75%Floor), 02/01/2028 (a)	1,492,285	1,440,055
Polaris Newco, LLC 7.67% (3 Month LIBOR USD+4.00%,0.50%Floor), 06/02/2028 (a)	1,243,719	1,139,557
Tempo Acquisition, LLC 6.73% (1 Month SOFR USD+3.00%,0.50%Floor), 08/31/2028 (a)	925,743	915,097
		4,081,285
Materials — 6.8%
Engineered Machinery Holdings, Inc. 7.42% (3 Month LIBOR USD+3.75%,0.75%Floor), 05/22/2028 (a)	1,492,481	1,447,087
Graham Packaging Company, Inc 6.75% (1 Month LIBOR USD+3.00%,0.75%Floor), 08/04/2027 (a)	981,217	958,321
Starfruit US Holdco LLC 7.16% (3 Month LIBOR USD+2.75%), 10/01/2025 (a)	369,880	349,614

	Principal Amount	Fair Value
Materials — 6.8% (Continued)
Pregis Topco LLC 7.84% (1 Month SOFR USD+4.00%), 07/31/2026 (a)	$491,162	$470,211
Proampac PG Borrower LLC
6.73% (3 Month LIBOR USD+3.75%,0.75%Floor), 11/03/2025 (a)	8,201	7,824
7.83% (3 Month LIBOR USD+3.75%,0.75%Floor), 11/03/2025 (a)	350,288	334,161
7.96% (3 Month LIBOR USD+3.75%,0.75%Floor), 11/03/2025 (a)	115,566	110,245
6.53% (3 Month LIBOR USD+3.75%,0.75%Floor), 11/03/2025 (a)	—	—
U.S. Silica Company 7.81% (1 Month LIBOR USD+4.00%,1.00%Floor), 05/01/2025 (a)	1,239,892	1,206,861
		4,884,324
TOTAL BANK LOANS (Cost $40,973,694)		39,659,187

	Shares	Value
CLOSED END FUNDS — 0.0% (e)
Eagle Point Credit Co, Inc.	1,905	20,727
TOTAL CLOSED END FUNDS (Cost $33,494)

	Principal Amount	Fair Value
CORPORATE BONDS — 10.5%

Communication Services — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027 (c)	$500,000	463,977
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (c)	500,000	496,873
		960,850
Consumer Discretionary — 2.1%
Boyd Gaming Corp.
4.750%, 12/01/2027	500,000	461,920
Caesars Entertainment, Inc.
8.125%, 07/01/2027 (c)	500,000	487,127

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Fair Value
CORPORATE BONDS — 10.5% (Continued)

Consumer Discretionary — 2.1% (Continued)
Madison IAQ LLC
4.125%, 06/30/2028 (c)	$250,000	$208,098
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (c)	500,000	353,095
		1,510,240
Consumer Staples — 1.8%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (c)	500,000	405,800
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
4.625%, 01/15/2027 (c)	500,000	464,177
US Foods, Inc.
4.625%, 06/01/2030 (c)	500,000	434,380
		1,304,357
Energy — 0.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (c)	500,000	456,660

Industrials — 2.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (c)	500,000	431,994
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (c)	500,000	477,936
GFL Environmental, Inc.
3.500%, 09/01/2028 (c)	500,000	427,600
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (c)	250,000	207,000
TransDigm UK Holdings Plc
6.875%, 05/15/2026	500,000	488,700
		2,033,230
Information Technology — 1.2%
Entegris, Inc.
4.375%, 04/15/2028 (c)	500,000	440,508
Sensata Technologies, Inc.
4.375%, 02/15/2030 (c)	500,000	430,800
		871,308
Real Estate — 0.6%
The Howard Hughes Corporation
5.375%, 08/01/2028 (c)	500,000	428,963
TOTAL CORPORATE BONDS (Cost $8,099,824)		7,565,608

	Shares	Value
EXCHANGE TRADED FUNDS — 1.6%
iShares iBoxx High Yield Corporate Bond ETF	8,065	$592,213
SPDR Bloomberg High Yield Bond ETF	6,533	588,297
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,180,510

	Principal Amount
SHORT—TERM INVESTMENTS — 8.0%
MONEY MARKET DEPOSIT ACCOUNTS — 8.0%
U.S. Bank Money Market Deposit Account, 2.300% (d)	$5,728,283	5,728,283
TOTAL SHORT-TERM INVESTMENTS (Cost $5,728,283)		5,728,283

Total Investments (Cost $80,346,378) — 105.5%		75,806,254
Liabilities in Excess of Other Assets — (5.5)%		(3,985,699)
TOTAL NET ASSETS — 100.0%		$71,820,555

Percentages are stated as a percent of net assets.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31,2022.
(b)	The loan will settle after October 31, 2022 at which time the interest rate will be determined.
(c)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $28,266,928, which represents 39.4% of total net assets.

(d)	The rate shown is as of October 31, 2022.
(e)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.7%

Communication Services — 6.8%
Activision Blizzard, Inc.	35	$2,548
Alphabet, Inc. - Class A (a)	293	27,691
Alphabet, Inc. - Class C (a)	262	24,801
AT&T, Inc.	348	6,344
Charter Communications, Inc. - Class A (a)	5	1,838
Comcast Corp. - Class A	215	6,824
DISH Network Corp. - Class A (a)	12	179
Electronic Arts, Inc.	13	1,637
Fox Corp. - Class A	15	433
Fox Corp. - Class B	7	190
Live Nation Entertainment, Inc. (a)	7	557
Lumen Technologies, Inc.	47	346
Match Group, Inc. (a)	14	605
Meta Platforms, Inc. - Class A (a)	111	10,341
Netflix, Inc. (a)	22	6,421
News Corp. - Class B	6	103
News Corp. - Class A	19	321
Omnicom Group, Inc.	10	728
Paramount Global - Class B	25	458
Take-Two Interactive Software, Inc. (a)	8	948
The Interpublic Group of Cos., Inc.	19	566
T-Mobile US, Inc. (a)	29	4,395
Verizon Communications, Inc.	205	7,661
Walt Disney Co. (a)	89	9,482
Warner Bros Discovery, Inc. (a)	108	1,404
		116,821
Consumer Discretionary — 10.0%
Advance Auto Parts, Inc.	3	570
Amazon.com, Inc. (a)	433	44,357
Aptiv PLC (a)	13	1,184
AutoZone, Inc. (a)	1	2,533
Bath & Body Works, Inc.	11	367
Best Buy Co., Inc.	10	684
Booking Holdings, Inc. (a)	2	3,739
BorgWarner, Inc.	12	450
Caesars Entertainment, Inc. (a)	10	437
CarMax, Inc. (a)	8	504
Carnival Corp. (a)	48	435
Chipotle Mexican Grill, Inc. (a)	1	1,498
Darden Restaurants, Inc.	6	859
Dollar General Corp.	11	2,806
Dollar Tree, Inc. (a)	10	1,585
Domino’s Pizza, Inc.	2	665
DR Horton, Inc.	15	1,153
eBay, Inc.	27	1,076
Etsy, Inc. (a)	6	563

	Shares	Value
Consumer Discretionary — 10.0% (Continued)
Expedia Group, Inc. (a)	7	$654
Ford Motor Co.	193	2,580
Garmin Ltd.	8	704
General Motors Co.	71	2,787
Genuine Parts Co.	7	1,245
Hasbro, Inc.	6	392
Hilton Worldwide Holdings, Inc.	13	1,758
Las Vegas Sands Corp. (a)	16	608
Lennar Corp. - Class A	12	968
LKQ Corp.	13	723
Lowe’s Cos., Inc.	31	6,043
Marriott International, Inc.	13	2,081
McDonald’s Corp.	36	9,816
MGM Resorts International	16	569
Mohawk Industries, Inc. (a)	3	284
Newell Brands, Inc.	18	249
NIKE, Inc. - Class B	62	5,746
Norwegian Cruise Line Holdings Ltd. (a)	21	355
O’Reilly Automotive, Inc. (a)	3	2,512
Pool Corp.	2	608
PulteGroup, Inc.	11	440
Ralph Lauren Corp.	2	185
Ross Stores, Inc.	17	1,627
Royal Caribbean Cruises Ltd. (a)	11	587
Starbucks Corp.	56	4,849
Tapestry, Inc.	12	380
Target Corp.	23	3,778
Tesla Motors, Inc. (a)	130	29,580
The Home Depot, Inc.	50	14,807
The TJX Cos., Inc.	57	4,110
Tractor Supply Co.	5	1,099
Ulta Beauty, Inc. (a)	3	1,258
VF Corp.	16	452
Whirlpool Corp.	3	415
Wynn Resorts Ltd. (a)	5	320
Yum! Brands, Inc.	14	1,656
		171,690
Consumer Staples — 6.4%
Altria Group, Inc.	88	4,072
Archer-Daniels-Midland Co.	27	2,618
Brown-Forman Corp. - Class B	9	612
Campbell Soup Co.	10	529
Church & Dwight Co., Inc.	12	890
Colgate-Palmolive Co.	41	3,027
Conagra Brands, Inc.	23	844
Constellation Brands, Inc. - Class A	8	1,977
Costco Wholesale Corp.	22	11,033

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 89.7% (Continued)

Consumer Staples — 6.4% (Continued)
General Mills, Inc.	29	$2,366
Hormel Foods Corp.	14	650
Kellogg Co.	12	922
Keurig Dr Pepper, Inc.	42	1,631
Kimberly-Clark Corp.	16	1,991
Lamb Weston Holdings, Inc.	7	604
McCormick & Co., Inc.	12	944
Molson Coors Brewing Co. - Class B	9	454
Mondelez International, Inc.	67	4,119
Monster Beverage Corp. (a)	19	1,781
PepsiCo, Inc.	67	12,166
Philip Morris International, Inc.	76	6,981
Sysco Corp.	25	2,164
The Clorox Co.	6	876
The Coca-Cola Co.	190	11,372
The Estee Lauder Cos., Inc.	11	2,205
The Hershey Co.	7	1,671
The JM Smucker Co.	5	753
The Kraft Heinz Co.	39	1,500
The Kroger Co.	32	1,513
The Procter & Gamble Co.	117	15,756
Tyson Foods, Inc. - Class A	14	957
Walgreens Boots Alliance, Inc.	35	1,278
Walmart, Inc.	70	9,963
		110,219
Energy — 4.9%
APA Corp.	16	727
Baker Hughes Co.	49	1,355
Chevron Corp.	88	15,919
ConocoPhillips	62	7,818
Coterra Energy, Inc.	39	1,214
Devon Energy Corp.	32	2,475
Diamondback Energy, Inc.	9	1,414
EOG Resources, Inc.	29	3,959
EQT Corp.	18	753
Exxon Mobil Corp.	204	22,605
Halliburton Co.	44	1,603
Hess Corp.	14	1,975
Kinder Morgan, Inc.	97	1,758
Marathon Oil Corp.	33	1,005
Marathon Petroleum Corp.	24	2,727
Occidental Petroleum Corp.	36	2,614
ONEOK, Inc.	22	1,305
Phillips 66	23	2,399
Pioneer Natural Resources Co.	12	3,077
Schlumberger Ltd.	69	3,590
Targa Resources Corp.	10	684

	Shares	Value
Energy — 4.9% (Continued)
The Williams Cos., Inc.	60	$1,964
Valero Energy Corp.	19	2,385
		85,325
Financials — 10.5%
Aflac, Inc.	28	1,823
American Express Co.	29	4,305
American International Group, Inc.	37	2,109
Ameriprise Financial, Inc.	5	1,546
Aon PLC	10	2,815
Arch Capital Group Ltd. (a)	18	1,035
Arthur J Gallagher & Co.	10	1,871
Assurant, Inc.	3	408
Bank of America Corp.	341	12,290
Berkshire Hathaway, Inc. - Class B (a)	88	25,968
BlackRock, Inc.	7	4,521
Brown & Brown, Inc.	11	647
Capital One Financial Corp.	19	2,014
Cboe Global Markets, Inc.	5	622
Chubb Ltd.	20	4,298
Cincinnati Financial Corp.	8	827
Citigroup, Inc.	95	4,357
Citizens Financial Group, Inc.	24	982
CME Group, Inc.	18	3,119
Comerica, Inc.	6	423
Discover Financial Services	13	1,358
Everest Re Group Ltd.	2	645
FactSet Research Systems, Inc.	2	851
Fifth Third Bancorp	34	1,213
First Republic Bank	9	1,081
Franklin Resources, Inc.	14	328
Globe Life, Inc.	4	462
Huntington Bancshares, Inc.	70	1,063
Intercontinental Exchange, Inc.	27	2,580
Invesco Ltd.	22	337
JPMorgan Chase & Co.	143	18,001
KeyCorp.	46	822
Lincoln National Corp.	8	431
Loews Corp.	10	570
M&T Bank Corp.	9	1,515
MarketAxess Holdings, Inc.	2	488
Marsh & McLennan Cos., Inc.	24	3,876
MetLife, Inc.	33	2,416
Moody’s Corp.	8	2,119
Morgan Stanley	65	5,341
MSCI, Inc.	4	1,875
Nasdaq, Inc.	17	1,058
Northern Trust Corp.	10	843
Principal Financial Group, Inc.	11	969

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 89.7% (Continued)

Financials — 10.5% (Continued)
Prudential Financial, Inc.	18	$1,893
Raymond James Financial, Inc.	9	1,063
Regions Financial Corp.	46	1,010
S&P Global, Inc.	17	5,461
Signature Bank	3	476
State Street Corp.	18	1,332
SVB Financial Group (a)	3	693
Synchrony Financial	24	853
T Rowe Price Group, Inc.	11	1,168
The Allstate Corp.	13	1,641
The Bank of New York Mellon Corp.	36	1,516
The Charles Schwab Corp.	75	5,975
The Goldman Sachs Group, Inc.	17	5,857
The Hartford Financial Services Group, Inc.	16	1,159
The PNC Financial Services Group, Inc.	20	3,237
The Progressive Corp.	29	3,724
The Travelers Cos., Inc.	12	2,214
Truist Financial Corp.	65	2,911
US Bancorp	66	2,802
W R Berkley Corp.	10	744
Wells Fargo & Co.	185	8,508
Willis Towers Watson PLC	5	1,091
Zions Bancorp	7	364
		181,914
Health Care — 14.1%
Abbott Laboratories	86	8,509
AbbVie, Inc.	86	12,590
ABIOMED, Inc. (a)	2	504
Agilent Technologies, Inc.	15	2,075
Align Technology, Inc. (a)	4	777
AmerisourceBergen Corp.	8	1,258
Amgen, Inc.	26	7,029
Baxter International, Inc.	25	1,359
Becton Dickinson and Co.	14	3,304
Biogen, Inc. (a)	7	1,984
Bio-Rad Laboratories, Inc. - Class A (a)	1	352
Bio-Techne Corp.	2	592
Boston Scientific Corp. (a)	70	3,018
Bristol-Myers Squibb Co.	104	8,057
Cardinal Health, Inc.	13	987
Catalent, Inc. (a)	9	592
Centene Corp. (a)	28	2,384
Charles River Laboratories International, Inc. (a)	2	424
Cigna Corp.	15	4,846

	Shares	Value
Health Care — 14.1% (Continued)
CVS Health Corp.	64	$6,061
Danaher Corp.	32	8,053
DaVita, Inc. (a)	3	219
DENTSPLY SIRONA, Inc.	11	339
DexCom, Inc. (a)	19	2,295
Edwards Lifesciences Corp. (a)	30	2,173
Elevance Health, Inc.	12	6,561
Eli Lilly & Co.	39	14,121
Gilead Sciences, Inc.	61	4,786
HCA Healthcare, Inc.	11	2,392
Henry Schein, Inc. (a)	7	479
Hologic, Inc. (a)	12	814
Humana, Inc.	6	3,348
IDEXX Laboratories, Inc. (a)	4	1,439
Illumina, Inc. (a)	8	1,831
Incyte Corp. (a)	9	669
Intuitive Surgical, Inc. (a)	17	4,190
IQVIA Holdings, Inc. (a)	9	1,887
Johnson & Johnson	128	22,268
Laboratory Corp. of American Holdings	4	887
McKesson Corp.	7	2,726
Medtronic PLC	65	5,677
Merck & Co., Inc.	124	12,549
Mettler-Toledo International, Inc. (a)	1	1,265
Moderna, Inc. (a)	16	2,405
Molina Healthcare, Inc. (a)	3	1,077
Organon & Co.	12	314
PerkinElmer, Inc.	6	801
Pfizer, Inc.	274	12,755
Quest Diagnostics, Inc.	6	862
Regeneron Pharmaceuticals, Inc. (a)	5	3,744
ResMed, Inc.	7	1,566
STERIS PLC	5	863
Stryker Corp.	16	3,668
Teleflex, Inc.	2	429
The Cooper Cos., Inc.	2	547
Thermo Fisher Scientific, Inc.	19	9,765
UnitedHealth Group, Inc.	46	25,537
Universal Health Services, Inc. - Class B	3	348
Vertex Pharmaceuticals, Inc. (a)	13	4,056
Viatris, Inc.	59	598
Waters Corp. (a)	3	897
West Pharmaceutical Services, Inc.	4	920
Zimmer Biomet Holdings, Inc.	10	1,133
Zoetis, Inc.	23	3,468
		243,423

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 89.7% (Continued)

Industrials — 7.6%
3M Co.	27	$3,396
A O Smith Corp.	6	329
Alaska Air Group, Inc. (a)	6	267
Allegion PLC	4	419
American Airlines Group, Inc. (a)	32	454
AMETEK, Inc.	11	1,426
Carrier Global Corp.	41	1,630
Caterpillar, Inc.	26	5,628
CH Robinson Worldwide, Inc.	6	586
Cintas Corp.	4	1,710
Copart, Inc. (a)	10	1,150
CoStar Group, Inc. (a)	19	1,572
CSX Corp.	105	3,051
Cummins, Inc.	7	1,712
Deere & Co.	14	5,542
Delta Air Lines, Inc. (a)	31	1,052
Dover Corp.	7	915
Eaton Corp. PLC	19	2,851
Emerson Electric Co.	29	2,511
Equifax, Inc.	6	1,017
Expeditors International of Washington, Inc.	8	783
Fastenal Co.	28	1,353
FedEx Corp.	12	1,923
Fortive Corp.	17	1,086
Fortune Brands Home & Security, Inc.	6	362
Generac Holdings, Inc. (a)	3	348
General Dynamics Corp.	11	2,748
General Electric Co.	54	4,202
Honeywell International, Inc.	33	6,733
Howmet Aerospace, Inc.	18	640
Huntington Ingalls Industries, Inc.	2	514
IDEX Corp.	4	889
Illinois Tool Works, Inc.	14	2,989
Ingersoll Rand, Inc.	20	1,010
Jacobs Solutions, Inc.	6	691
JB Hunt Trasport Services, Inc.	4	684
Johnson Controls International PLC	34	1,967
L3Harris Technologies, Inc.	9	2,218
Leidos Holdings, Inc.	7	711
Lockheed Martin Corp.	12	5,840
Masco Corp.	11	509
Nordson Corp.	3	675
Norfolk Southern Corp.	11	2,509
Northrop Grumman Corp.	7	3,843
Old Dominion Freight Line, Inc.	4	1,098

	Shares	Value
Industrials — 7.6% (Continued)
Otis Worldwide Corp.	21	$1,484
PACCAR, Inc.	17	1,646
Parker-Hannifin Corp.	6	1,744
Pentair PLC	8	344
Quanta Services, Inc.	7	994
Raytheon Technologies Corp.	72	6,827
Republic Services, Inc.	10	1,326
Robert Half International, Inc.	5	382
Rockwell Automation, Inc.	6	1,532
Rollins, Inc.	11	463
Snap-On, Inc.	3	666
Southwest Airlines Co. (a)	29	1,054
Stanley Black & Decker, Inc.	7	550
Textron, Inc.	10	684
The Boeing Co. (a)	27	3,848
Trane Technologies PLC	11	1,756
TransDigm Group, Inc.	3	1,727
Union Pacific Corp.	31	6,111
United Airlines Holdings, Inc. (a)	16	689
United Parcel Service, Inc. - Class B	36	6,040
United Rentals, Inc. (a)	3	947
Verisk Analytics, Inc.	8	1,463
W.W. Grainger, Inc.	2	1,169
Waste Management, Inc.	18	2,851
Westinghouse Air Brake Technologies Corp.	9	840
Xylem, Inc.	9	922
		131,602
Information Technology — 24.3%
Accenture PLC - Class A	31	8,801
Adobe, Inc. (a)	23	7,326
Advanced Micro Devices, Inc. (a)	79	4,745
Akamai Technologies, Inc. (a)	8	707
Amphenol Corp.	29	2,199
Analog Devices, Inc.	25	3,566
ANSYS, Inc. (a)	4	885
Apple, Inc.	738	113,165
Applied Materials, Inc.	42	3,708
Arista Networks, Inc. (a)	12	1,450
Autodesk, Inc. (a)	11	2,357
Automatic Data Processing, Inc.	20	4,834
Broadcom, Inc.	20	9,402
Broadridge Financial Solutions, Inc.	6	900
Cadence Design System, Inc. (a)	13	1,968
CDW Corp.	7	1,210
Ceridian HCM Holding, Inc. (a)	7	463
Cisco Systems, Inc.	202	9,177

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 89.7% (Continued)

Information Technology — 24.3% (Continued)
Cognizant Technology Solutions Corp.	25	$1,556
Corning, Inc.	37	1,190
DXC Technology Co. (a)	11	316
Enphase Energy, Inc. (a)	7	2,149
EPAM Systems, Inc. (a)	3	1,050
F5, Inc. (a)	3	429
Fidelity National Information Services, Inc.	30	2,490
Fiserv, Inc. (a)	31	3,185
FleetCor Technologies, Inc. (a)	4	745
Fortinet, Inc. (a)	32	1,829
Gartner, Inc. (a)	4	1,208
Global Payments, Inc.	14	1,600
Hewlett Packard Enterprise Co.	63	899
HP, Inc.	44	1,215
Intel Corp.	201	5,714
International Business Machines Corp.	44	6,085
Intuit, Inc.	14	5,985
Jack Henry & Associates, Inc.	4	796
Juniper Networks, Inc.	16	490
Keysight Technologies, Inc. (a)	9	1,567
KLA Corp.	7	2,215
Lam Research Corp.	7	2,833
MasterCard, Inc. - Class A	42	13,784
Microchip Technology, Inc.	27	1,667
Micron Technology, Inc.	54	2,921
Microsoft Corp.	364	84,495
Monolithic Power Systems, Inc.	2	679
Motorola Solutions, Inc.	8	1,998
NetApp, Inc.	11	762
NortonLifeLock, Inc.	29	653
NVIDIA Corp.	122	16,466
NXP Semiconductors NV	13	1,899
ON Semiconductor Corp. (a)	21	1,290
Oracle Corp.	74	5,777
Paychex, Inc.	16	1,893
Paycom Software, Inc. (a)	2	692
PayPal Holdings, Inc. (a)	56	4,680
PTC, Inc. (a)	5	589
Qorvo, Inc. (a)	5	430
QUALCOMM, Inc.	55	6,471
Roper Technologies, Inc.	5	2,073
salesforce.com, Inc. (a)	49	7,967
Seagate Technology Holdings PLC	10	497
ServiceNow, Inc. (a)	10	4,207

	Shares	Value
Information Technology — 24.3% (Continued)
Skyworks Solutions, Inc.	8	$688
SolarEdge Technologies, Inc. (a)	3	690
Synopsys, Inc. (a)	7	2,048
TE Connectivity Ltd.	16	1,956
Teledyne Technologies, Inc. (a)	2	796
Teradyne, Inc.	8	651
Texas Instruments, Inc.	45	7,228
Trimble, Inc. (a)	12	722
Tyler Technologies, Inc. (a)	2	647
VeriSign, Inc. (a)	5	1,002
Visa, Inc. - Class A	80	16,573
Western Digital Corp. (a)	15	516
Zebra Technologies Corp. (a)	3	850
		418,666
Materials — 2.3%
Air Products & Chemicals, Inc.	11	2,755
Albemarle Corp.	6	1,679
Amcor PLC	73	845
Avery Dennison Corp.	4	678
Ball Corp.	15	741
Celanese Corp.	5	481
CF Industries Holdings, Inc.	10	1,063
Corteva, Inc.	35	2,287
Dow, Inc.	35	1,636
DuPont de Nemours, Inc.	24	1,373
Eastman Chemical Co.	6	461
Ecolab, Inc.	12	1,885
FMC Corp.	6	713
Freeport-McMoRan, Inc.	70	2,218
International Flavors & Fragrances, Inc.	12	1,171
International Paper Co.	18	605
Linde PLC	24	7,136
LyondellBasell Industries NV	12	917
Martin Marietta Materials, Inc.	3	1,008
Mosaic Co.	17	914
Newmont Goldcorp Corp.	39	1,651
Nucor Corp.	13	1,708
Packaging Corp. of America	5	601
PPG Industries, Inc.	11	1,256
Sealed Air Corp.	7	333
The Sherwin-Williams Co.	12	2,700
Vulcan Materials Co.	6	982
Westrock Co.	12	409
		40,206
Real Estate — 0.1%
CBRE Group, Inc. (a)	16	1,135

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 89.7% (Continued)

Utilities — 2.7%
Alliant Energy Corp.	12	$626
Ameren Corp.	13	1,060
American Electric Power Co., Inc.	25	2,198
American Water Works Co., Inc.	9	1,308
Atmos Energy Corp.	7	746
CenterPoint Energy, Inc.	31	887
CMS Energy Corp.	14	799
Consolidated Edison, Inc.	17	1,495
Constellation Energy Corp.	16	1,513
Dominion Energy, Inc.	41	2,869
DTE Energy Co.	9	1,009
Duke Energy Corp.	38	3,541
Edison International	19	1,141
Entergy Corp.	10	1,071
Evergy, Inc.	11	672
Eversource Energy	17	1,297
Exelon Corp.	48	1,852
FirstEnergy Corp.	27	1,018
NextEra Energy, Inc.	96	7,440
NiSource, Inc.	20	514
NRG Energy, Inc.	11	488
PG&E Corp. (a)	79	1,179
Pinnacle West Capital Corp.	6	403
PPL Corp.	36	954
Public Service Enterprise Group, Inc.	24	1,346
Sempra Energy	15	2,264
The AES Corp.	33	863
The Southern Co.	52	3,405
WEC Energy Group, Inc.	15	1,370
Xcel Energy, Inc.	27	1,758
		47,086
TOTAL COMMON STOCKS (Cost $1,823,766)		1,548,087

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc.	7	1,017
American Tower Corp.	23	4,765
AvalonBay Communities, Inc.	7	1,226
Boston Properties, Inc.	7	509
Camden Property Trust	5	578
Crown Castle, Inc.	21	2,798
Digital Realty Trust, Inc.	14	1,403
Equinix, Inc.	4	2,266
Equity Residential	17	1,071
Essex Property Trust, Inc.	3	667
Extra Space Storage, Inc.	7	1,242
Federal Realty Investment Trust	4	396

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.4% (Continued)
Healthpeak Properties, Inc.	26	$617
Host Hotels & Resorts, Inc.	35	661
Invitation Homes, Inc.	28	887
Iron Mountain, Inc.	14	701
Kimco Realty Corp.	30	641
Mid-America Apartment Communities, Inc.	6	945
Prologis, Inc.	45	4,984
Public Storage	8	2,478
Realty Income Corp.	30	1,868
Regency Centers Corp.	8	484
SBA Communications Corp.	5	1,350
Simon Property Group, Inc.	16	1,744
UDR, Inc.	15	596
Ventas, Inc.	20	783
VICI Properties, Inc.	47	1,505
Vornado Realty Trust	8	189
Welltower, Inc.	23	1,404
Weyerhaeuser Co.	36	1,113
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $50,700)		40,888

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%

Money Market Deposit Accounts — 2.1%
U.S. Bank Money Market Deposit Account 2.300% (b)	$35,883	35,883
TOTAL SHORT-TERM INVESTMENTS (Cost $35,883)		35,883

Total Investments (Cost $1,912,349) — 94.2%		1,624,858
Other Assets in Excess of Liabilities — 5.8%		100,570
TOTAL NET ASSETS — 100.0%		$1,725,428

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2022 (Unaudited)

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$66,350	$3,686
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	65,100	311
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	63,000	(3,864)
					$133

(a)	Exchange traded.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.8%

Communication Services — 6.5%
Activision Blizzard, Inc.	1,499	$109,127
Alphabet, Inc. - Class A (a)	12,619	1,192,622
Alphabet, Inc. - Class C (a)	11,285	1,068,238
AT&T, Inc.	14,997	273,395
Charter Communications, Inc. - Class A (a)	233	85,656
Comcast Corp. - Class A	9,268	294,166
DISH Network Corp. - Class A (a)	528	7,873
Electronic Arts, Inc.	555	69,908
Fox Corp. - Class A	645	18,621
Fox Corp. - Class B	297	8,078
Live Nation Entertainment, Inc. (a)	299	23,803
Lumen Technologies, Inc.	2,005	14,757
Match Group, Inc. (a)	595	25,704
Meta Platforms, Inc. - Class A (a)	4,800	447,168
Netflix, Inc. (a)	936	273,200
News Corp. - Class A	811	13,682
News Corp. - Class B	252	4,317
Omnicom Group, Inc.	431	31,355
Paramount Global - Class B	1,063	19,474
Take-Two Interactive Software, Inc. (a)	329	38,980
The Interpublic Group of Cos., Inc.	822	24,487
T-Mobile US, Inc. (a)	1,266	191,875
Verizon Communications, Inc.	8,839	330,313
Walt Disney Co. (a)	3,837	408,794
Warner Bros Discovery, Inc. (a)	4,649	60,437
		5,036,030
Consumer Discretionary — 9.6%
Advance Auto Parts, Inc.	128	24,310
Amazon.com, Inc. (a)	18,653	1,910,813
Aptiv PLC (a)	570	51,910
AutoZone, Inc. (a)	41	103,848
Bath & Body Works, Inc.	481	16,056
Best Buy Co., Inc.	421	28,801
Booking Holdings, Inc. (a)	84	157,036
BorgWarner, Inc.	498	18,690
Caesars Entertainment, Inc. (a)	451	19,722
CarMax, Inc. (a)	335	21,108
Carnival Corp. (a)	2,078	18,827
Chipotle Mexican Grill, Inc. (a)	58	86,903
Darden Restaurants, Inc.	258	36,930
Dollar General Corp.	478	121,914
Dollar Tree, Inc. (a)	444	70,374
Domino’s Pizza, Inc.	76	25,250
DR Horton, Inc.	666	51,202
eBay, Inc.	1,156	46,055
Etsy, Inc. (a)	266	24,980

	Shares	Value
Consumer Discretionary — 9.6% (Continued)
Expedia Group, Inc. (a)	320	$29,910
Ford Motor Co.	8,312	111,131
Garmin Ltd.	324	28,525
General Motors Co.	3,069	120,458
Genuine Parts Co.	298	53,002
Hasbro, Inc.	273	17,813
Hilton Worldwide Holdings, Inc.	577	78,045
Las Vegas Sands Corp. (a)	692	26,303
Lennar Corp. - Class A	537	43,336
LKQ Corp.	548	30,491
Lowe’s Cos., Inc.	1,345	262,208
Marriott International, Inc.	581	93,024
McDonald’s Corp.	1,549	422,350
MGM Resorts International	686	24,401
Mohawk Industries, Inc. (a)	110	10,423
Newell Brands, Inc.	792	10,938
NIKE, Inc. - Class B	2,660	246,529
Norwegian Cruise Line Holdings Ltd. (a)	887	14,981
NVR, Inc. (a)	6	25,427
O’Reilly Automotive, Inc. (a)	134	112,181
Pool Corp.	83	25,251
PulteGroup, Inc.	487	19,475
Ralph Lauren Corp.	90	8,342
Ross Stores, Inc.	737	70,524
Royal Caribbean Cruises Ltd. (a)	461	24,608
Starbucks Corp.	2,415	209,115
Tapestry, Inc.	530	16,790
Target Corp.	976	160,308
Tesla Motors, Inc. (a)	5,605	1,275,362
The Home Depot, Inc.	2,163	640,529
The TJX Cos., Inc.	2,465	177,727
Tractor Supply Co.	233	51,206
Ulta Beauty, Inc. (a)	109	45,711
VF Corp.	695	19,634
Whirlpool Corp.	115	15,898
Wynn Resorts Ltd. (a)	218	13,930
Yum! Brands, Inc.	598	70,714
		7,441,329
Consumer Staples — 6.1%
Altria Group, Inc.	3,790	175,363
Archer-Daniels-Midland Co.	1,180	114,436
Brown-Forman Corp. - Class B	385	26,180
Campbell Soup Co.	424	22,434
Church & Dwight Co., Inc.	511	37,881
Colgate-Palmolive Co.	1,755	129,589
Conagra Brands, Inc.	1,011	37,104
Constellation Brands, Inc. - Class A	336	83,019
Costco Wholesale Corp.	932	467,398

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 85.8% (Continued)

Consumer Staples — 6.1% (Continued)
General Mills, Inc.	1,254	$102,301
Hormel Foods Corp.	609	28,288
Kellogg Co.	537	41,252
Keurig Dr Pepper, Inc.	1,788	69,446
Kimberly-Clark Corp.	711	88,491
Lamb Weston Holdings, Inc.	303	26,125
McCormick & Co., Inc.	527	41,443
Molson Coors Brewing Co. - Class B	396	19,970
Mondelez International, Inc.	2,885	177,370
Monster Beverage Corp. (a)	809	75,820
PepsiCo, Inc.	2,904	527,308
Philip Morris International, Inc.	3,262	299,615
Sysco Corp.	1,072	92,792
The Clorox Co.	259	37,824
The Coca-Cola Co.	8,191	490,231
The Estee Lauder Cos., Inc.	488	97,839
The Hershey Co.	309	73,780
The JM Smucker Co.	224	33,748
The Kraft Heinz Co.	1,677	64,514
The Kroger Co.	1,371	64,835
The Procter & Gamble Co.	5,029	677,255
Tyson Foods, Inc. - Class A	610	41,694
Walgreens Boots Alliance, Inc.	1,510	55,115
Walmart, Inc.	2,999	426,848
		4,747,308
Energy — 4.7%
APA Corp.	687	31,231
Baker Hughes Co.	2,129	58,888
Chevron Corp.	3,790	685,611
ConocoPhillips	2,679	337,795
Coterra Energy, Inc.	1,675	52,143
Devon Energy Corp.	1,378	106,588
Diamondback Energy, Inc.	374	58,759
EOG Resources, Inc.	1,234	168,466
EQT Corp.	779	32,593
Exxon Mobil Corp.	8,771	971,915
Halliburton Co.	1,909	69,526
Hess Corp.	586	82,673
Kinder Morgan, Inc.	4,173	75,615
Marathon Oil Corp.	1,426	43,422
Marathon Petroleum Corp.	1,050	119,301
Occidental Petroleum Corp.	1,568	113,837
ONEOK, Inc.	940	55,761
Phillips 66	1,013	105,646
Pioneer Natural Resources Co.	502	128,718
Schlumberger Ltd.	2,977	154,893
Targa Resources Corp.	477	32,612

	Shares	Value
Energy — 4.7% (Continued)
The Williams Cos., Inc.	2,565	$83,952
Valero Energy Corp.	830	104,206
		3,674,151
Financials — 10.1%
Aflac, Inc.	1,210	78,783
American Express Co.	1,262	187,344
American International Group, Inc.	1,600	91,200
Ameriprise Financial, Inc.	228	70,479
Aon PLC	444	124,982
Arch Capital Group Ltd. (a)	795	45,713
Arthur J Gallagher & Co.	443	82,876
Assurant, Inc.	112	15,216
Bank of America Corp.	14,713	530,257
Berkshire Hathaway, Inc. - Class B (a)	3,798	1,120,752
BlackRock, Inc.	317	204,753
Brown & Brown, Inc.	493	28,983
Capital One Financial Corp.	808	85,664
Cboe Global Markets, Inc.	223	27,763
Chubb Ltd.	879	188,888
Cincinnati Financial Corp.	336	34,716
Citigroup, Inc.	4,076	186,925
Citizens Financial Group, Inc.	1,043	42,659
CME Group, Inc.	756	131,015
Comerica, Inc.	275	19,387
Discover Financial Services	575	60,065
Everest Re Group Ltd.	83	26,781
FactSet Research Systems, Inc.	80	34,039
Fifth Third Bancorp	1,444	51,536
First Republic Bank	385	46,239
Franklin Resources, Inc.	597	14,000
Globe Life, Inc.	190	21,949
Huntington Bancshares, Inc.	3,035	46,071
Intercontinental Exchange, Inc.	1,175	112,295
Invesco Ltd.	958	14,677
JPMorgan Chase & Co.	6,172	776,931
KeyCorp.	1,963	35,079
Lincoln National Corp.	326	17,562
Loews Corp.	420	23,948
M&T Bank Corp.	369	62,129
MarketAxess Holdings, Inc.	79	19,279
Marsh & McLennan Cos., Inc.	1,051	169,726
MetLife, Inc.	1,410	103,226
Moody’s Corp.	332	87,937
Morgan Stanley	2,818	231,555
MSCI, Inc.	170	79,706
Nasdaq, Inc.	713	44,377
Northern Trust Corp.	439	37,030
Principal Financial Group, Inc.	488	43,007
Prudential Financial, Inc.	783	82,364

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 85.8% (Continued)

Financials — 10.1% (Continued)
Raymond James Financial, Inc.	409	$48,319
Regions Financial Corp.	1,966	43,154
S&P Global, Inc.	717	230,336
Signature Bank	132	20,926
State Street Corp.	773	57,202
SVB Financial Group (a)	125	28,870
Synchrony Financial	1,014	36,058
T Rowe Price Group, Inc.	475	50,426
The Allstate Corp.	569	71,836
The Bank of New York Mellon Corp.	1,548	65,186
The Charles Schwab Corp.	3,213	255,980
The Goldman Sachs Group, Inc.	718	247,358
The Hartford Financial Services Group, Inc.	680	49,239
The PNC Financial Services Group, Inc.	863	139,659
The Progressive Corp.	1,231	158,060
The Travelers Cos., Inc.	499	92,046
Truist Financial Corp.	2,792	125,054
US Bancorp	2,846	120,813
W R Berkley Corp.	430	31,983
Wells Fargo & Co.	7,982	367,092
Willis Towers Watson PLC	231	50,407
Zions Bancorp	317	16,465
		7,846,332
Health Care — 13.5%
Abbott Laboratories	3,686	364,693
AbbVie, Inc.	3,721	544,754
ABIOMED, Inc. (a)	96	24,200
Agilent Technologies, Inc.	629	87,022
Align Technology, Inc. (a)	152	29,534
AmerisourceBergen Corp.	327	51,411
Amgen, Inc.	1,126	304,414
Baxter International, Inc.	1,060	57,611
Becton Dickinson and Co.	600	141,582
Biogen, Inc. (a)	306	86,733
Bio-Rad Laboratories, Inc. - Class A (a)	45	15,827
Bio-Techne Corp.	83	24,590
Boston Scientific Corp. (a)	3,013	129,890
Bristol-Myers Squibb Co.	4,494	348,150
Cardinal Health, Inc.	573	43,491
Catalent, Inc. (a)	377	24,780
Centene Corp. (a)	1,203	102,411
Charles River Laboratories International, Inc. (a)	107	22,711
Cigna Corp.	642	207,405
CVS Health Corp.	2,763	261,656

	Shares	Value
Health Care — 13.5% (Continued)
Danaher Corp.	1,378	$346,801
DaVita, Inc. (a)	118	8,615
DENTSPLY SIRONA, Inc.	453	13,961
DexCom, Inc. (a)	827	99,885
Edwards Lifesciences Corp. (a)	1,304	94,449
Elevance Health, Inc.	505	276,119
Eli Lilly & Co.	1,659	600,707
Gilead Sciences, Inc.	2,638	206,978
HCA Healthcare, Inc.	453	98,514
Henry Schein, Inc. (a)	286	19,580
Hologic, Inc. (a)	526	35,663
Humana, Inc.	266	148,449
IDEXX Laboratories, Inc. (a)	175	62,944
Illumina, Inc. (a)	330	75,511
Incyte Corp. (a)	389	28,918
Intuitive Surgical, Inc. (a)	752	185,345
IQVIA Holdings, Inc. (a)	393	82,400
Johnson & Johnson	5,533	962,576
Laboratory Corp. of American Holdings	190	42,153
McKesson Corp.	303	117,979
Medtronic PLC	2,797	244,290
Merck & Co., Inc.	5,332	539,598
Mettler-Toledo International, Inc. (a)	47	59,452
Moderna, Inc. (a)	708	106,434
Molina Healthcare, Inc. (a)	123	44,140
Organon & Co.	535	14,006
PerkinElmer, Inc.	266	35,532
Pfizer, Inc.	11,811	549,802
Quest Diagnostics, Inc.	246	35,338
Regeneron Pharmaceuticals, Inc. (a)	226	169,218
ResMed, Inc.	308	68,897
STERIS PLC	211	36,414
Stryker Corp.	709	162,531
Teleflex, Inc.	98	21,027
The Cooper Cos., Inc.	103	28,159
Thermo Fisher Scientific, Inc.	825	424,025
UnitedHealth Group, Inc.	1,968	1,092,535
Universal Health Services, Inc. - Class B	138	15,990
Vertex Pharmaceuticals, Inc. (a)	540	168,480
Viatris, Inc.	2,552	25,852
Waters Corp. (a)	126	37,695
West Pharmaceutical Services, Inc.	156	35,896
Zimmer Biomet Holdings, Inc.	442	50,101
Zoetis, Inc.	985	148,518
		10,494,342

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 85.8% (Continued)

Industrials — 7.3%
3M Co.	1,165	$146,545
A O Smith Corp.	270	14,791
Alaska Air Group, Inc. (a)	267	11,871
Allegion PLC	185	19,383
American Airlines Group, Inc. (a)	1,368	19,398
AMETEK, Inc.	483	62,626
Carrier Global Corp.	1,771	70,415
Caterpillar, Inc.	1,111	240,487
CH Robinson Worldwide, Inc.	261	25,505
Cintas Corp.	181	77,387
Copart, Inc. (a)	450	51,759
CoStar Group, Inc. (a)	834	68,989
CSX Corp.	4,506	130,944
Cummins, Inc.	297	72,620
Deere & Co.	585	231,555
Delta Air Lines, Inc. (a)	1,349	45,772
Dover Corp.	302	39,468
Eaton Corp. PLC	838	125,759
Emerson Electric Co.	1,244	107,730
Equifax, Inc.	258	43,741
Expeditors International of Washington, Inc.	345	33,758
Fastenal Co.	1,209	58,431
FedEx Corp.	503	80,621
Fortive Corp.	749	47,861
Fortune Brands Home & Security, Inc.	272	16,407
Generac Holdings, Inc. (a)	134	15,532
General Dynamics Corp.	474	118,405
General Electric Co.	2,308	179,586
Honeywell International, Inc.	1,418	289,300
Howmet Aerospace, Inc.	778	27,658
Huntington Ingalls Industries, Inc.	84	21,594
IDEX Corp.	159	35,347
Illinois Tool Works, Inc.	593	126,623
Ingersoll Rand, Inc.	848	42,824
Jacobs Solutions, Inc.	269	30,994
JB Hunt Trasport Services, Inc.	175	29,937
Johnson Controls International PLC	1,450	83,868
L3Harris Technologies, Inc.	403	99,327
Leidos Holdings, Inc.	287	29,156
Lockheed Martin Corp.	496	241,393
Masco Corp.	475	21,978
Nordson Corp.	114	25,650
Norfolk Southern Corp.	494	112,667
Northrop Grumman Corp.	306	167,997
Old Dominion Freight Line, Inc.	193	52,998

	Shares	Value
Industrials — 7.3% (Continued)
Otis Worldwide Corp.	885	$62,516
PACCAR, Inc.	731	70,783
Parker-Hannifin Corp.	270	78,467
Pentair PLC	346	14,861
Quanta Services, Inc.	301	42,754
Raytheon Technologies Corp.	3,108	294,701
Republic Services, Inc.	432	57,292
Robert Half International, Inc.	230	17,586
Rockwell Automation, Inc.	242	61,783
Rollins, Inc.	487	20,493
Snap-On, Inc.	113	25,092
Southwest Airlines Co. (a)	1,249	45,401
Stanley Black & Decker, Inc.	311	24,410
Textron, Inc.	445	30,456
The Boeing Co. (a)	1,174	167,307
Trane Technologies PLC	488	77,899
TransDigm Group, Inc.	108	62,182
Union Pacific Corp.	1,315	259,239
United Airlines Holdings, Inc. (a)	687	29,596
United Parcel Service, Inc. - Class B	1,541	258,534
United Rentals, Inc. (a)	147	46,409
Verisk Analytics, Inc.	330	60,334
W.W. Grainger, Inc.	95	55,513
Waste Management, Inc.	792	125,429
Westinghouse Air Brake Technologies Corp.	383	35,726
Xylem, Inc.	380	38,923
		5,660,343
Information Technology — 23.1%
Accenture PLC - Class A	1,331	377,871
Adobe, Inc. (a)	985	313,722
Advanced Micro Devices, Inc. (a)	3,397	204,024
Akamai Technologies, Inc. (a)	335	29,591
Amphenol Corp.	1,252	94,939
Analog Devices, Inc.	1,094	156,026
ANSYS, Inc. (a)	183	40,472
Apple, Inc.	31,792	4,874,985
Applied Materials, Inc.	1,831	161,659
Arista Networks, Inc. (a)	519	62,726
Autodesk, Inc. (a)	457	97,935
Automatic Data Processing, Inc.	875	211,488
Broadcom, Inc.	850	399,602
Broadridge Financial Solutions, Inc.	247	37,065
Cadence Design System, Inc. (a)	576	87,201
CDW Corp.	284	49,078
Ceridian HCM Holding, Inc. (a)	322	21,313
Cisco Systems, Inc.	8,715	395,922
Cognizant Technology Solutions Corp.	1,089	67,790

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 85.8% (Continued)

Information Technology — 23.1% (Continued)
Corning, Inc.	1,601	$51,504
DXC Technology Co. (a)	484	13,915
Enphase Energy, Inc. (a)	285	87,495
EPAM Systems, Inc. (a)	121	42,350
F5, Inc. (a)	126	18,007
Fidelity National Information Services, Inc.	1,280	106,227
Fiserv, Inc. (a)	1,346	138,288
FleetCor Technologies, Inc. (a)	158	29,407
Fortinet, Inc. (a)	1,377	78,709
Gartner, Inc. (a)	167	50,421
Global Payments, Inc.	583	66,614
Hewlett Packard Enterprise Co.	2,734	39,014
HP, Inc.	1,915	52,892
Intel Corp.	8,641	245,664
International Business Machines Corp.	1,901	262,889
Intuit, Inc.	593	253,508
Jack Henry & Associates, Inc.	153	30,456
Juniper Networks, Inc.	679	20,777
Keysight Technologies, Inc. (a)	379	66,003
KLA Corp.	299	94,619
Lam Research Corp.	288	116,577
MasterCard, Inc. - Class A	1,795	589,083
Microchip Technology, Inc.	1,163	71,804
Micron Technology, Inc.	2,321	125,566
Microsoft Corp.	15,696	3,643,512
Monolithic Power Systems, Inc.	93	31,569
Motorola Solutions, Inc.	351	87,648
NetApp, Inc.	462	32,003
NortonLifeLock, Inc.	1,246	28,072
NVIDIA Corp.	5,269	711,157
NXP Semiconductors NV	552	80,636
ON Semiconductor Corp. (a)	911	55,963
Oracle Corp.	3,197	249,590
Paychex, Inc.	674	79,741
Paycom Software, Inc. (a)	102	35,292
PayPal Holdings, Inc. (a)	2,434	203,434
PTC, Inc. (a)	222	26,158
Qorvo, Inc. (a)	217	18,679
QUALCOMM, Inc.	2,363	278,031
Roper Technologies, Inc.	223	92,442
salesforce.com, Inc. (a)	2,094	340,463
Seagate Technology Holdings PLC	411	20,410
ServiceNow, Inc. (a)	426	179,235
Skyworks Solutions, Inc.	338	29,071
SolarEdge Technologies, Inc. (a)	117	26,914

	Shares	Value
Information Technology — 23.1% (Continued)
Synopsys, Inc. (a)	322	$94,201
TE Connectivity Ltd.	673	82,261
Teledyne Technologies, Inc. (a)	98	39,002
Teradyne, Inc.	330	26,846
Texas Instruments, Inc.	1,923	308,891
Trimble, Inc. (a)	522	31,404
Tyler Technologies, Inc. (a)	88	28,453
VeriSign, Inc. (a)	196	39,290
Visa, Inc. - Class A	3,441	712,838
Western Digital Corp. (a)	659	22,650
Zebra Technologies Corp. (a)	109	30,871
		18,001,925
Materials — 2.2%
Air Products & Chemicals, Inc.	466	116,686
Albemarle Corp.	247	69,128
Amcor PLC	3,163	36,628
Avery Dennison Corp.	171	28,993
Ball Corp.	662	32,696
Celanese Corp.	210	20,185
CF Industries Holdings, Inc.	419	44,523
Corteva, Inc.	1,512	98,794
Dow, Inc.	1,511	70,624
DuPont de Nemours, Inc.	1,054	60,289
Eastman Chemical Co.	259	19,894
Ecolab, Inc.	522	81,991
FMC Corp.	265	31,508
Freeport-McMoRan, Inc.	3,010	95,387
International Flavors & Fragrances, Inc.	536	52,319
International Paper Co.	762	25,611
Linde PLC	1,049	311,920
LyondellBasell Industries NV	535	40,901
Martin Marietta Materials, Inc.	131	44,013
Mosaic Co.	726	39,023
Newmont Goldcorp Corp.	1,671	70,717
Nucor Corp.	551	72,390
Packaging Corp. of America	197	23,681
PPG Industries, Inc.	494	56,405
Sealed Air Corp.	306	14,572
The Sherwin-Williams Co.	496	111,615
Vulcan Materials Co.	279	45,672
Westrock Co.	535	18,222
		1,734,387
Real Estate — 0.1%
CBRE Group, Inc. (a)	676	47,955

Utilities — 2.6%
Alliant Energy Corp.	528	27,546
Ameren Corp.	544	44,347

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 85.8% (Continued)

Utilities — 2.6% (Continued)
American Electric Power Co., Inc.	1,081	$95,042
American Water Works Co., Inc.	383	55,665
Atmos Energy Corp.	295	31,432
CenterPoint Energy, Inc.	1,325	37,908
CMS Energy Corp.	611	34,858
Consolidated Edison, Inc.	746	65,618
Constellation Energy Corp.	687	64,949
Dominion Energy, Inc.	1,752	122,587
DTE Energy Co.	408	45,741
Duke Energy Corp.	1,620	150,952
Edison International	803	48,212
Entergy Corp.	428	45,856
Evergy, Inc.	483	29,526
Eversource Energy	729	55,608
Exelon Corp.	2,087	80,537
FirstEnergy Corp.	1,143	43,103
NextEra Energy, Inc.	4,135	320,462
NiSource, Inc.	854	21,939
NRG Energy, Inc.	495	21,978
PG&E Corp. (a)	3,388	50,583
Pinnacle West Capital Corp.	238	15,996
PPL Corp.	1,550	41,059
Public Service Enterprise Group, Inc.	1,050	58,874
Sempra Energy	662	99,922
The AES Corp.	1,406	36,781
The Southern Co.	2,237	146,479
WEC Energy Group, Inc.	664	60,643
Xcel Energy, Inc.	1,151	74,942
		2,029,145
TOTAL COMMON STOCKS (Cost $73,230,770)		66,713,247

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Alexandria Real Estate Equities, Inc.	312	45,334
American Tower Corp.	980	203,046
AvalonBay Communities, Inc.	295	51,661
Boston Properties, Inc.	300	21,810
Camden Property Trust	224	25,883
Crown Castle, Inc.	911	121,400
Digital Realty Trust, Inc.	605	60,651
Equinix, Inc.	191	108,190
Equity Residential	712	44,870
Essex Property Trust, Inc.	137	30,447
Extra Space Storage, Inc.	281	49,861
Federal Realty Investment Trust	153	15,144
Healthpeak Properties, Inc.	1,136	26,957
Host Hotels & Resorts, Inc.	1,505	28,415

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.2% (Continued)
Invitation Homes, Inc.	1,220	$38,662
Iron Mountain, Inc.	612	30,643
Kimco Realty Corp.	1,301	27,815
Mid-America Apartment Communities, Inc.	242	38,103
Prologis, Inc.	1,943	215,187
Public Storage	332	102,837
Realty Income Corp.	1,300	80,951
Regency Centers Corp.	324	19,605
SBA Communications Corp.	227	61,267
Simon Property Group, Inc.	688	74,978
UDR, Inc.	642	25,526
Ventas, Inc.	841	32,908
VICI Properties, Inc.	2,027	64,904
Vornado Realty Trust	339	7,997
Welltower, Inc.	975	59,514
Weyerhaeuser Co.	1,558	48,189
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,121,563)		1,762,755

	Principal Amount
SHORT-TERM INVESTMENTS — 10.0%

Money Market Deposit Accounts — 3.8%
U.S. Bank Money Market Deposit Account 2.300% (b)	$2,929,607	2,929,607

US Treasury Bill/Note/Bond — 6.2%
United States Treasury Bill 02/22/23 0.00%	2,500,000	2,467,443
United States Treasury Note Bond 02/29/24 1.500%	2,500,000	2,399,854
		4,867,297
TOTAL SHORT-TERM INVESTMENTS (Cost $7,870,294)		7,796,904

Total Investments (Cost $83,222,627) — 98.1%		76,272,906
Other Assets in Excess of Liabilities — 1.9%		1,491,717
TOTAL NET ASSETS — 100.0%		$77,764,623

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2022 (Unaudited)

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
258	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$4,279,575	$130,816
258	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	4,198,950	34,291
258	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	4,063,500	(91,460)
					$73,647

(a)	Exchange traded.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%

Industrials — 7.4%
AAON, Inc.	36	$2,322
Atkore, Inc. (a)	28	2,668
Encore Wire Corp.	13	1,789
Hexatronic Group AB	140	1,896
Johnson Controls International PLC	478	27,647
Legrand SA	181	13,800
Lennox International, Inc.	24	5,606
Nexans SA	30	2,805
nVent Electric PLC	114	4,161
SPX Technologies, Inc. (a)	31	2,041
		64,735
Information Technology — 92.4%
A10 Networks, Inc.	52	874
Advanced Micro Devices, Inc. (a)	702	42,162
Akamai Technologies, Inc. (a)	110	9,716
Alteryx, Inc. - Class A (a)	41	1,998
Ambarella, Inc. (a)	26	1,423
Arista Networks, Inc. (a)	209	25,260
Belden, Inc.	30	2,089
BlackBerry Ltd. (a)	400	1,856
Broadcom, Inc.	175	82,271
Calix, Inc. (a)	44	3,240
Check Point Software Technologies Ltd. (a)	86	11,114
Ciena Corp. (a)	102	4,886
Cisco Systems, Inc.	1,793	81,456
CommScope Holding Co., Inc. (a)	138	1,827
CommVault Systems, Inc. (a)	30	1,827
Computacenter Plc	80	1,667
Confluent, Inc. Class A (a)	96	2,580
Crowdstrike Holdings, Inc. Class A (a)	147	23,696
CyberArk Software Ltd. (a)	28	4,393
Datadog, Inc. Class A (a)	200	16,102
Domo, Inc. - Class B (a)	21	371
Dropbox, Inc. Class A (a)	199	4,328
DXC Technology Co. (a)	156	4,485
Dynatrace, Inc. (a)	198	6,977
Elastic NV (a)	65	4,157
Extreme Networks, Inc. (a)	90	1,615
F5, Inc. (a)	41	5,859
Fortinet, Inc. (a)	552	31,552
Hewlett Packard Enterprise Co.	893	12,743
Infinera Corp. (a)	149	836
Informatica, Inc. - Class A (a)	164	3,175
Intel Corp.	1,778	50,549
InterDigital, Inc.	21	1,047
Juniper Networks, Inc.	222	6,793

	Shares	Value
Information Technology — 92.4% (Continued)
MaxLinear, Inc. (a)	54	$1,668
Micro Focus International PLC	234	1,400
MicroStrategy, Inc. (a)	6	1,605
MongoDB, Inc. (a)	47	8,602
Motorola Solutions, Inc.	115	28,717
NEC Networks & System Integration Corp.	104	1,114
NET One Systems Co Ltd.	58	1,194
NetApp, Inc.	151	10,460
NetScout Systems, Inc. (a)	49	1,760
New Relic, Inc. (a)	46	2,725
Nokia OYJ	3,870	17,239
Nutanix, Inc. (a)	154	4,220
NVIDIA Corp.	564	76,123
Okta, Inc. (a)	104	5,836
Oracle Corp Japan	88	4,701
Palo Alto Networks, Inc. (a)	206	35,348
Pure Storage, Inc. (a)	204	6,295
Qualys, Inc. (a)	27	3,849
Rackspace Technology, Inc. (a)	145	747
Radware Ltd. (a)	31	713
Rapid7, Inc. (a)	40	1,811
Seagate Technology Holdings PLC	148	7,350
Secunet Security Networks AG	4	878
Semtech Corp. (a)	44	1,218
SentinelOne, Inc. Class A (a)	137	3,129
Snowflake, Inc. (a)	219	35,106
SolarWinds Corp. (a)	110	1,026
Splunk, Inc. (a)	111	9,225
Sumo Logic, Inc. (a)	80	617
Super Micro Computer, Inc. (a)	36	2,505
Telefonaktiebolaget LM Ericsson - Class B	2,087	11,596
Tenable Holdings, Inc. (a)	76	3,089
Teradata Corp. (a)	73	2,306
Trend Micro, Inc.	96	4,851
Varonis Systems, Inc. (a)	76	2,035
VMware, Inc.	290	32,634
Western Digital Corp. (a)	215	7,390
Zscaler, Inc. (a)	98	15,102
		811,108
TOTAL COMMON STOCKS (Cost $1,012,333)		875,843

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account 2.300% (b)	$2,233	$2,233
TOTAL SHORT-TERM INVESTMENTS (Cost $2,233)		2,233

Total Investments (Cost $1,014,566) — 100.0%		878,076
Liabilities in Excess of Other Assets — 0.0% (c)		(308)
TOTAL NET ASSETS — 100.0%		$877,768

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2022.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%

Consumer Discretionary — 0.2%
Xometry, Inc. - Class A (a)	28	$1,682

Energy — 0.1%
SFL Corp Ltd.	90	918

Health Care — 0.1%
CryoPort, Inc. (a)	31	860

Industrials — 79.6%
Air Transport Services Group, Inc. (a)	48	1,402
AP Moller - Maersk A/S - Class B	6	12,554
ArcBest Corp.	15	1,191
Atlas Air Worldwide Holdings, Inc. (a)	17	1,719
Atlas Corp.	159	2,352
ATS Automation Tooling Systems, Inc. (a)	60	1,896
AutoStore Holdings Ltd. (a) (b)	2,210	4,173
AZ-COM MARUWA Holdings, Inc.	84	800
bpost SA	128	633
Canadian National Railway Co.	428	50,643
Canadian Pacific Railway Ltd.	576	42,886
Cargojet, Inc.	12	1,168
Cargotec Oyj - Class B	36	1,355
CH Robinson Worldwide, Inc.	81	7,915
China Merchants Port Holdings Co Ltd.	2,572	3,014
Cia de Distribucion Integral Logista Holdings SA	86	1,780
Clarkson Plc	20	637
COSCO SHIPPING Holdings Co Ltd. - Class H	2,162	2,333
COSCO SHIPPING Ports Ltd.	2,136	1,053
Costamare, Inc.	80	755
CSX Corp.	1,323	38,446
D/S Norden A/S	24	1,245
Daifuku Co. Ltd.	82	3,762
Danaos Corp.	13	737
Deutsche Post AG	817	28,997
Dfds A/S	38	1,154
DSV A/S	154	20,853
Expeditors International of Washington, Inc.	110	10,763
FedEx Corp.	171	27,408
Forward Air Corp.	17	1,800
FTI Consulting, Inc. (a)	22	3,424
Full Truck Alliance Co Ltd. - ADR (a)	642	3,056
Golden Ocean Group Ltd.	130	1,083

	Shares	Value
Industrials — 79.6% (Continued)
GXO Logistics, Inc. (a)	76	$2,777
Hapag-Lloyd AG (b)	116	20,969
Heartland Express, Inc.	50	744
Hitachi Transport System Ltd.	54	3,230
Hub Group, Inc. - Class A (a)	22	1,707
Hutchison Port Holdings Trust	5,614	915
ICF International, Inc.	12	1,436
International Container Terminal Services, Inc.	1,314	3,923
International Distributions Services Plc	616	1,435
JB Hunt Trasport Services, Inc.	68	11,633
JD Logistics, Inc. (a) (b)	4,348	6,071
Kamigumi Co Ltd.	82	1,560
Kardex Holding AG	4	612
Kawasaki Kisen Kaisha Ltd.	180	2,738
Kerry Logistics Network Ltd.	1,164	1,848
KION Group AG	84	1,865
Kirby Corp. (a)	38	2,650
Knight-Swift Transportation Holdings, Inc.	105	5,043
Kuehne + Nagel International AG	80	17,059
Landstar System, Inc.	23	3,593
Mainfreight Ltd.	64	2,827
Marten Transport Ltd.	52	976
Matson, Inc.	26	1,913
Mitsubishi Logistics Corp.	56	1,230
Mitsui OSK Lines Ltd.	234	4,646
MPC Container Ships ASA	286	451
NIPPON EXPRESS HOLDINGS, Inc.	58	2,915
Nippon Yusen KK	330	5,992
Norfolk Southern Corp.	154	35,123
Old Dominion Freight Line, Inc.	73	20,046
Orient Overseas International Ltd.	435	6,356
Pacific Basin Shipping Ltd.	3,386	820
Rockwell Automation, Inc.	76	19,403
Ryder System, Inc.	34	2,737
Saia, Inc. (a)	17	3,381
Sankyu, Inc.	40	1,196
Schneider National, Inc. - Class B	62	1,379
Seino Holdings Co Ltd.	134	1,031
Senko Group Holdings Co Ltd.	102	682
SG Holdings Co. Ltd.	412	5,466
SITC International Holdings Co Ltd.	1,730	2,834
Star Bulk Carriers Corp.	66	1,150
Sumitomo Warehouse Co Ltd/The	52	706
TFI International, Inc.	60	5,455
Toyota Industries Corp.	215	11,080

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Industrials — 79.6% (Continued)
Union Pacific Corp.	386	$76,096
United Parcel Service, Inc. - Class B	452	75,832
Wallenius Wilhelmsen ASA	272	1,935
Werner Enterprises, Inc.	42	1,646
Westshore Terminals Investment Corp.	40	715
XPO Logistics, Inc. (a)	74	3,829
Yamato Holdings Co. Ltd.	250	3,707
Yaskawa Electric Corp.	172	4,779
ZIM Integrated Shipping Services Ltd.	78	1,832
ZTO Express Cayman, Inc.	428	7,192
		692,153
Information Technology — 17.2%
Aspen Technology, Inc. (a)	42	10,141
Celestica, Inc. (a)	68	745
Cognex Corp.	112	5,178
Flex Ltd. (a)	300	5,874
Sanmina Corp. (a)	36	2,018
SAP SE	762	73,557
ServiceNow, Inc. (a)	124	52,172
		149,684
TOTAL COMMON STOCKS (Cost $968,142)		845,297

EXCHANGE TRADED FUNDS — 2.4%
iShares MSCI Brazil ETF	208	6,796
iShares MSCI Indonesia ETF	87	2,066
iShares MSCI South Korea ETF	199	10,310
iShares MSCI Thailand ETF	20	1,330
TOTAL EXCHANGE TRADED FUNDS (Cost $23,488)		20,502

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account 2.300% (c)	$2,840	$2,840
TOTAL SHORT-TERM INVESTMENTS (Cost $2,840)		2,840

Total Investments (Cost $994,470) — 99.8%		868,639
Other Assets in Excess of Liabilities — 0.2%		1,336
TOTAL NET ASSETS — 100.0%		$869,976

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2022, the market value of these securities total $31,213, which represents 3.59% of total net assets.

(c)	The rate shown is as of October 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
ASSETS
Investments in Securities, at Value* ^	$2,120,577,243	$521,643,999	$714,464,927	$50,304,542	$116,262,703
Foreign Currency at Value*	—	—	—	—	153,173
Interest and Dividends Receivable	133,474	66,289	99,738	319,604	134,179
Securities Lending Income Receivable	909	678	11,183	97	—
Total Assets	2,120,711,626	521,710,966	714,575,848	50,624,243	116,550,055

LIABILITIES
Management Fees Payable	1,055,374	241,074	366,621	28,904	64,240
Payable to Custodian	—	—	—	42	—
Payable for Fund Shares Redeemed	1,887,490	—	—	—	—
Collateral Received For Securities Loaned (See Note 5)	—	—	42,974,735	—	—
Total Liabilities	2,942,864	241,074	43,341,356	28,946	64,240

NET ASSETS	$2,117,768,762	$521,469,892	$671,234,492	$50,595,297	$116,485,815

NET ASSETS CONSIST OF:
Paid-in Capital	$2,446,162,951	$637,522,022	$744,375,583	$101,367,035	$140,410,611
Total Distributable Earnings (Accumulated Deficit)	(328,394,189)	(116,052,130)	(73,141,091)	(50,771,738)	(23,924,796)
Net Assets	$2,117,768,762	$521,469,892	$671,234,492	$50,595,297	$116,485,815
* Identified Cost:
Investments in Securities	$2,120,776,322	$521,860,765	$742,439,812	$50,337,114	$116,279,199
Foreign Currencies	—	—	—	—	160,037
Loaned Securities	—	—	41,851,586	—	—

Net Asset Value:
Net Assets	$2,117,768,762	$521,469,892	$671,234,492	$50,595,297	$116,485,815
Shares Outstanding (No Par Value)	56,100,000	16,200,000	13,350,000	2,250,000	4,750,000
Net Asset Value, Offering and Redemption Price per Share	$37.75	$32.19	$50.28	$22.49	$24.52

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Global Cash Cows Dividend ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$335,368,286	$127,287	$796,821,634	$9,860,738,455	$1,575,741,613
Investments in Affiliated Securities, at Value*	$—	$57,343,059	$—	$—	$—
Interest and Dividends Receivable	5,418,423	98	1,746,141	25,687,704	336,908
Receivable for Fund Shares Sold	—	—	—	100,097,238	62,711
Receivable for Investment Securities Sold	1,347,344	1,333,445	—	13,118,385
Securities Lending Income Receivable	16,457	—	26,364	171,540	36,786
Total Assets	342,150,510	58,803,889	798,591,981	9,986,694,937	1,589,296,403

LIABILITIES
Due to Custodian	—	—	2,240	—	—
Due to Fund	530	—	—	—	—
Management Fees Payable	169,448	7,449	343,098	3,222,859	537,250
Payable for Investment Securities Purchased	1,620,845	—	—	99,493,669	14,372,051
Payable for Fund Shares Redeemed	—	1,336,285	—	—	—
Collateral Received For Securities Loaned (See Note 5)	12,837,594	—	96,835,987	1,131,458,005	361,989,914
Total Liabilities	14,628,417	1,343,734	97,179,085	1,234,174,533	376,899,215

NET ASSETS	$327,522,093	$57,460,155	$701,412,896	$8,752,520,404	$1,212,397,188

NET ASSETS CONSIST OF:
Paid-in Capital	$610,153,448	$60,400,056	$814,063,037	$8,992,580,547	$1,329,448,609
Total Distributable Earnings (Accumulated Deficit)	(282,631,355)	(2,939,901)	(112,650,141)	(240,060,143)	(117,051,421)
Net Assets	$327,522,093	$57,460,155	$701,412,896	$8,752,520,404	$1,212,397,188
* Identified Cost:
Investments in Unaffiliated Securities	$354,322,094	$127,287	$865,522,713	$9,638,631,997	$1,525,788,192
Investments in Affiliated Securities	—	60,437,784	—	—	—
^ Includes Loaned Securities with a value of	12,487,349	—	94,496,633	1,100,271,675	352,873,785

Net Asset Value:
Net Assets	$327,522,093	$57,460,155	$701,412,896	$8,752,520,404	$1,212,397,188
Shares Outstanding (No Par Value)	16,300,000	2,150,000	24,300,000	188,500,000	32,400,000
Net Asset Value, Offering and Redemption Price per Share	$20.09	$26.73	$28.86	$46.43	$37.42

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$199,269,285	$23,848,974	$13,262,416	$16,036	$38,924,683
Investments in Affiliated Securities, at Value*^	$—	$—	$—	$24,970,355	$—
Foreign Currency at Value*	2,133	—	150,776	—	—
Interest and Dividends Receivable	573,916	13,218	161,787	33	8,634
Receivable for Investment Securities Sold	—	—	—	—	11,968,412
Securities Lending Income Receivable	6,645	387	203	23	—
Total Assets	199,851,979	23,862,579	13,575,182	24,986,424	50,901,752

LIABILITIES
Management Fees Payable	88,937	9,889	6,906	2,808	18,466
Payable for Investment Securities Purchased	—	—	218,736	14,621,424
Collateral Received For Securities Loaned (See Note 5)	20,586,519	2,864,668	237,400	—	—
Total Liabilities	20,675,456	2,874,557	463,042	2,808	14,639,890

NET ASSETS	$179,176,523	$20,988,022	$13,112,140	$24,983,616	$36,261,862

NET ASSETS CONSIST OF:
Paid-in Capital	$210,665,101	$23,069,942	$18,249,431	$26,195,166	$61,543,279
Total Distributable Earnings (Accumulated Deficit)	(31,488,578)	(2,081,920)	(5,137,291)	(1,211,550)	(25,281,417)
Net Assets	$179,176,523	$20,988,022	$13,112,140	$24,983,616	$36,261,862
* Identified Cost:
Investments in Unaffiliated Securities	$217,334,095	$25,117,543	$17,136,114	$16,036	$38,941,135
Investments in Affiliated Securities	—	—	—	26,012,438	—
Foreign Currencies	2,116	—	148,341	—	—
^ Includes Loaned Securities with a value of	19,997,232	2,812,356	222,919	—	—

Net Asset Value:
Net Assets	$179,176,523	$20,988,022	$13,112,140	$24,983,616	$36,261,862
Shares Outstanding (No Par Value)	7,200,000	600,000	800,000	800,000	1,250,000
Net Asset Value, Offering and Redemption Price per Share	$24.89	$34.98	$16.39	$31.23	$29.01

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF
ASSETS
Investments in Securities, at Value* ^	$240,313,140	$976,732,111	$78,549,027	$4,724,927	$4,538,213
Foreign Currency at Value*	1,603	—	—	5,785	4,451
Interest and Dividends Receivable	153,782	88,700	56,572	313	—
Receivable for Investment Securities Sold	109,787,976	210,733,978	69,698,564	—	—
Securities Lending Income Receivable	3,866	19,320	1,112	107	—
Total Assets	350,260,367	1,187,574,109	148,305,275	4,731,025	4,542,771

LIABILITIES
Management Fees Payable	108,856	469,439	35,786	3,174	2,323
Due to Custodian	—	7,172
Payable for Investment Securities Purchased	99,764,709	189,169,977	69,391,209	—	—
Payable for Fund Shares Redeemed	3,770,060	15,604,325	—	—	—
Collateral Received For Securities Loaned (See Note 5)	31,600,088	69,760,923	9,105,652	—	432,497
Total Liabilities	135,243,713	275,011,836	78,532,647	3,174	434,820

NET ASSETS	$215,016,654	$912,562,273	$69,772,628	$4,727,851	$4,107,951

NET ASSETS CONSIST OF:
Paid-in Capital	$276,545,465	$1,273,974,700	$92,009,069	$7,524,127	$5,217,312
Total Distributable Earnings (Accumulated Deficit)	(61,528,811)	(361,412,427)	(22,236,441)	(2,796,276)	(1,109,361)
Net Assets	$215,016,654	$912,562,273	$69,772,628	$4,727,851	$4,107,951
* Identified Cost:
Investments in Securities	$257,010,070	$1,149,381,085	$78,556,142	$5,802,817	$5,507,283
Foreign Currencies	1,605	—	—	5,915	—
^ Includes Loaned Securities with a value of	30,938,537	66,858,166	8,733,124	—	420,992

Net Asset Value:
Net Assets	$215,016,654	$912,562,273	$69,772,628	$4,727,851	$4,107,951
Shares Outstanding (No Par Value)	5,750,000	32,200,000	2,050,000	355,882	200,000
Net Asset Value, Offering and Redemption Price per Share	$37.39	$28.34	$34.04	$13.28	$20.54

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF
ASSETS
Investments in Securities, at Value* ^	$920,585,692	$45,516,424	$228,521,770	$10,190,771
Interest and Dividends Receivable	—	3,383	101,746	4,097
Receivable for Investment Securities Sold	216,480	—	—	—
Receivable for Fund Shares Sold	7,792,880	—	—	—
Securities Lending Income Receivable	14,407	3,791	2,286	175
Total Assets	928,609,459	45,523,598	228,625,802	10,195,043

LIABILITIES
Management Fees Payable	401,455	18,006	103,748	4,315
Payable for Investment Securities Purchased	7,758,989	—	—	—
Collateral Received For Securities Loaned (See Note 5)	88,557,948	8,258,734	20,268,142	1,344,952
Total Liabilities	96,718,392	8,276,740	20,371,890	1,349,267

NET ASSETS	$831,891,067	$37,246,858	$208,253,912	$8,845,776

NET ASSETS CONSIST OF:
Paid-in Capital	$981,189,790	$47,578,920	$252,841,325	$9,804,574
Total Distributable Earnings (Accumulated Deficit)	(149,298,723)	(10,332,062)	(44,587,413)	(958,798)
Net Assets	$831,891,067	$37,246,858	$208,253,912	$8,845,776
* Identified Cost:
Investments in Securities	$997,916,173	$45,467,016	$227,754,161	$10,714,085
^ Includes Loaned Securities with a value of	85,938,769	8,060,418	19,760,616	1,303,677

Net Asset Value:
Net Assets	$831,891,067	$37,246,858	$208,253,912	$8,845,776
Shares Outstanding (No Par Value)	21,350,000	1,200,000	5,900,000	250,000
Net Asset Value, Offering and Redemption Price per Share	$38.96	$31.04	$35.30	$35.38

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Pacific Asset Floating Rate High Income ETF
ASSETS
Investments in Securities, at Value* ^	$1,624,859	$76,272,906	$75,806,253
Cash	—	—	589,042
Interest and Dividends Receivable	1,192	57,841	346,241
Receivable for Investment Securities Sold	274	—	2,659,853
Return of Capital Receivable	41	1,760	—
Deposits at Broker for Futures	102,224	1,690,912	—
Total Assets	1,728,590	78,023,419	79,401,389

LIABILITIES
Management Fees Payable	1,110	48,154	37,830
Payable for Investment Securities Purchased	2,052	210,642	4,898,750
Payable for Fund Shares Redeemed	—	—	2,644,254
Total Liabilities	3,162	258,796	7,580,834

NET ASSETS	$1,725,428	$77,764,623	$71,820,555

NET ASSETS CONSIST OF:
Paid-in Capital	$2,062,189	$87,088,379	$80,048,660
Total Distributable Earnings (Accumulated Deficit)	(336,761)	(9,323,756)	(8,228,105)
Net Assets	$1,725,428	$77,764,623	$71,820,555
* Identified Cost:
Investments in Securities	$1,912,218.00	$83,222,627	$80,342,147

Net Asset Value:
Net Assets	$1,725,428	$77,764,623	$71,820,555
Shares Outstanding (No Par Value)	50,000	2,670,000	1,630,000
Net Asset Value, Offering and Redemption Price per Share	$34.51	$29.13	$44.06

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2022 (Unaudited)

	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
ASSETS
Investments in Securities, at Value*	$868,639	$878,076
Interest and Dividends Receivable	1,765	119
Total Assets	870,404	878,195

LIABILITIES
Management Fees Payable	428	427
Total Liabilities	428	427

NET ASSETS	$869,976	$877,768

NET ASSETS CONSIST OF:
Paid-in Capital	$994,800	$1,012,400
Total Distributable Earnings (Accumulated Deficit)	(124,824)	(134,632)
Net Assets	$869,976	$877,768
* Identified Cost:
Investments in Securities	$994,470	$1,014,565

Net Asset Value:
Net Assets	$869,976	$877,768
Shares Outstanding (No Par Value)	40,000	40,000
Net Asset Value, Offering and Redemption Price per Share	$21.75	$21.94

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME
Income:
Dividends*	$—	$309,454	$1,334,264	$—	$1,886
Interest	17,295,858	3,520,128	3,194,986	365,837	1,034,634
Securities Lending Income	84,546	17,979	69,544	2,134	42
Total Investment Income	17,380,404	3,847,561	4,598,794	367,971	1,036,562

Expenses:
Miscellaneous Expense
Management fees	5,951,313	1,379,071	2,237,584	154,022	400,561
Total Expenses	5,951,313	1,379,071	2,237,584	154,022	400,561
Net Investment Income (Loss)	11,429,091	2,468,490	2,361,210	213,949	636,001

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	117,440	(32,560,196)	(111,558)	(2,157)	96,146
Net Realized Gain (Loss) on In-Kind Redemptions	—	(473,929)	(299,381)	(125)	(52)
Net Realized Gain (Loss) on Foreign Currency	—	—	—	(8,158)	(142,687)
Total	117,440	(33,034,125)	(410,939)	(10,440)	(46,593)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(173,825)	(229,699)	(27,956,413)	(13,016)	(13,318)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	(9,523)	33,329
Total	(173,825)	(229,699)	(27,956,413)	(22,539)	20,011
Net Realized and Unrealized Gain (Loss) on Investments	(56,385)	(33,263,824)	(28,367,352)	(32,979)	(26,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,372,706	$(30,795,334)	$(26,006,142)	$180,970	$609,419

* Net of fees and foreign witholding tax of	$—	$—	$2,526	$—	$1,747

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer Global Cash Cows Dividend ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$—	$—	$17,246,864	$110,040,589	$8,653,228
Dividends from Affiliated Investments	—	427,512	—	—	—
Interest	14,985,987	403	11,702	55,819	6,352
Securities Lending Income	81,725	—	174,249	541,725	164,751
Total Investment Income	15,067,712	427,915	17,432,815	110,638,133	8,824,331

Expenses:
Management fees	1,690,563	46,265	1,787,420	16,322,639	2,855,559
Total Expenses	1,690,563	46,265	1,787,420	16,322,639	2,855,559
Net Investment Income (Loss)	13,377,149	381,650	15,645,395	94,315,494	5,968,772

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(98,581,369)	—	(10,752,582)	(486,387,739)	(126,694,359)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	(216,943)	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	(8,533,394)	590,299	510,903	51,817,375	5,034,183
Net Realized Gain (Loss) on Foreign Currency	—	—	96,301	—	—
Total	(107,114,763)	373,356	(10,145,378)	(434,570,364)	(121,660,176)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	19,469,879	—	(71,628,234)	230,167,025	114,454,515
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	(3,170,890)	—	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	(12,049)	—	—
Total	19,469,879	(3,170,890)	(71,640,283)	230,167,025	114,454,515
Net Realized and Unrealized Gain (Loss) on Investments	(87,644,884)	(2,797,534)	(81,785,661)	(204,403,339)	(7,205,661)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(74,267,735)	$(2,415,884)	$(66,140,266)	$(110,087,845)	$(1,236,889)

* Net of fees and foreign witholding tax of	$—	$—	$524,611	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer US Cash Cows Growth ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$4,595,936	$81,612	$568,274	$—	$187,494
Dividends from Affiliated Investments	—	—	—	221,695	—
Interest	3,242	90	467	86	214,350
Securities Lending Income	34,631	1,609	1,965	—	1,018
Total Investment Income	4,633,809	83,311	570,706	221,781	402,862

Expenses:
Management fees	436,028	38,393	37,854	9,848	102,360
Total Expenses	436,028	38,393	37,854	9,848	102,360
Net Investment Income (Loss)	4,197,781	44,918	532,852	211,933	300,502

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(7,837,722)	(305,624)	(916,680)	—	(2,353,699)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—	(207,567)	—
Net Realized Gain (Loss) on In-Kind Redemptions	—	—	—	90,374	(130,794)
Net Realized Gain (Loss) on Foreign Currency	(100,543)	—	(8,560)	—	—
Total	(7,938,265)	(305,624)	(925,240)	(117,193)	(2,484,493)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(13,683,373)	377,257	(2,195,441)	—	705,358
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	—	—	(537,744)	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	29,411	—	1,158	—	—
Total	(13,653,962)	377,257	(2,194,283)	(537,744)	705,358
Net Realized and Unrealized Gain (Loss) on Investments	(21,592,227)	71,633	(3,119,523)	(654,937)	(1,779,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,394,446)	$116,551	$(2,586,671)	$(443,004)	$(1,478,633)

* Net of fees and foreign witholding tax of	$302,240	$—	$64,655	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF
INVESTMENT INCOME
Income:
Dividends*	$5,021,414	$15,372,916	$673,293	$132,362	$48,050
Interest	4,743	7,941	583	183	40
Securities Lending Income	23,916	177,822	7,010	—	1,152
Total Investment Income	5,050,073	15,558,679	680,886	132,545	49,242

Expenses:
Management fees	850,383	3,438,710	227,808	21,222	17,721
Total Expenses	850,383	3,438,710	227,808	21,222	17,721
Net Investment Income (Loss)	4,199,690	12,119,969	453,078	111,323	31,521

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(53,322,560)	(183,249,151)	(2,507,198)	(170,659)	(24,926)
Net Realized Gain (Loss) on In-Kind Redemptions	10,569,432	16,800,815	162,615	—	(81,111)
Net Realized Gain (Loss) on Foreign Currency	(6,066)	(134,808)	—	(750)	—
Total	(42,759,194)	(166,583,144)	(2,344,583)	(171,409)	(106,037)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(34,744,127)	(141,748,820)	(660)	(1,400,117)	(133,831)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	8,554	84,634	—	(54)	—
Total	(34,735,573)	(141,664,186)	(660)	(1,400,171)	(133,831)
Net Realized and Unrealized Gain (Loss) on Investments	(77,494,767)	(308,247,330)	(2,345,243)	(1,571,580)	(239,868)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,295,077)	$(296,127,361)	$(1,892,165)	$(1,460,257)	$(208,347)

* Net of fees and foreign witholding tax of	$111,778	$268,285	$—	$14,723	$1,643

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF
INVESTMENT INCOME
Income:
Dividends*	$6,091,623	$312,226	$2,965,338	$39,188
Interest	4,653	348	2,161	56
Securities Lending Income	47,713	11,424	15,543	723
Total Investment Income	6,143,989	323,998	2,983,042	39,967

Expenses:
Management fees	2,279,081	103,858	691,325	18,643
Total Expenses	2,279,081	103,858	691,325	18,643
Net Investment Income (Loss)	3,864,908	220,140	2,291,717	21,324

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(28,952,251)	(3,925,391)	(29,202,707)	(274,207)
Net Realized Gain (Loss) on In-Kind Redemptions	(1,790,461)	107,933	(38,706)	—
Total	(30,742,712)	(3,817,458)	(29,241,413)	(274,207)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(56,725,448)	2,743,640	22,040,577	(153,049)
Total	(56,725,448)	2,743,640	22,040,577	(153,049)
Net Realized and Unrealized Gain (Loss) on Investments	(87,468,160)	(1,073,818)	(7,200,836)	(427,256)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,603,252)	$(853,678)	$(4,909,119)	$(405,932)

* Net of fees and foreign witholding tax of			$749

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Pacific Asset Floating Rate High Income ETF
INVESTMENT INCOME
Income:
Dividends*	$13,910	$469,358	$25,153
Interest	917	65,231	2,507,078
Total Investment Income	14,827	534,589	2,532,231

Expenses:
Management fees	7,049	253,912	227,436
Total Expenses	7,049	253,912	227,436
Net Investment Income (Loss)	7,778	280,677	2,304,795

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(10,521)	(345,207)	(3,088,178)
Net Realized Gain (Loss) on In-Kind Redemptions	—	75,550	—
Total	(10,521)	(269,657)	(3,088,178)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(96,316)	(2,773,431)	(2,922,882)
Change in Unrealized Appreciation (Depreciation) on Futures	5,500	308,440	—
Total	(90,816)	(2,464,991)	(2,922,882)
Net Realized and Unrealized Gain (Loss) on Investments	(101,337)	(2,734,648)	(6,011,060)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,559)	$(2,453,971)	$(3,706,265)

* Net of fees and foreign witholding tax of	3	107	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2022 (Unaudited)

	Pacer Industrials and Logistics ETF (a)	Pacer Data and Digital Revolution ETF (a)
INVESTMENT INCOME
Income:
Dividends*	$9,541	$4,932
Interest	11	10
Total Investment Income	9,552	4,942

Expenses:
Management fees	2,189	2,182
Total Expenses	2,189	2,182
Net Investment Income (Loss)	7,363	2,760

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	—	497
Net Realized Gain (Loss) on In-Kind Redemptions	(238)	—
Net realized Gain (Loss) on Foreign Currency	4	(2)
Total	(234)	495
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(125,831)	(136,489)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	9	3
Total	(125,822)	(136,486)
Net Realized and Unrealized Gain (Loss) on Investments	(126,056)	(135,991)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(118,693)	$(133,231)

* Net of fees and foreign withholding tax of	$424	$113

(a)	The Funds commenced operations on June 8, 2022. The information presented is for the period from June 8, 2022 to October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$11,429,091	$13,904,523	$2,468,490	$56,543
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	117,440	552,678,194	(33,034,125)	57,295,796
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(173,825)	(484,795,449)	(229,699)	(70,263,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,372,706	81,787,268	(30,795,334)	(12,911,108)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(15,230,924)	—	(541,282)
Total Distributions to Shareholders	—	(15,230,924)	—	(541,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	406,124,310	898,356,321	159,380,625	143,753,819
Payments for Shares Redeemed	(140,971,331)	(1,018,441,915)	(49,008,925)	(140,882,185)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	265,152,979	(120,085,594)	110,371,700	2,871,634
Net Increase (Decrease) in Net Assets	$276,525,685	$(53,529,250)	$79,576,366	$(10,580,756)

NET ASSETS
Beginning of Period	$1,841,243,077	$1,894,772,327	$441,893,526	$452,474,282
End of Period	$2,117,768,762	$1,841,243,077	$521,469,892	$441,893,526

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	10,800,000	24,050,000	4,850,000	4,100,000
Redemptions	(3,750,000)	(26,850,000)	(1,450,000)	(4,000,000)
Net Increase(Decrease)	7,050,000	(2,800,000)	3,400,000	100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$2,361,210	$(1,744,134)	$213,949	$728,433
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(410,939)	120,845,042	(10,440)	4,130,921
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(27,956,413)	(143,049,027)	(22,539)	(7,811,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,006,142)	(23,948,119)	180,970	(2,952,015)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	—	—	(787,274)
Total Distributions to Shareholders	—	—	—	(787,274)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	28,779,080	283,712,689	11,227,870	—
Payments for Shares Redeemed	(20,354,330)	(354,072,496)	(6,738,360)	(5,076,888)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	8,424,750	(70,359,807)	4,489,510	(5,076,888)
Net Increase (Decrease) in Net Assets	$(17,581,392)	$(94,307,926)	$4,670,480	$(8,816,177)

NET ASSETS
Beginning of Period	$688,815,884	$783,123,810	$45,924,817	$54,740,994
End of Period	$671,234,492	$688,815,884	$50,595,297	$45,924,817

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	550,000	5,350,000	500,000	—
Redemptions	(400,000)	(6,650,000)	(300,000)	(200,000)
Net Increase (Decrease)	150,000	(1,300,000)	200,000	(200,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® International ETF		Pacer Trendpilot® US Bond ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$636,001	$2,163,374	$13,377,149	$35,723,189
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(46,593)	1,497,652	(107,114,763)	(143,414,988)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	20,011	(20,276,732)	19,469,879	(55,275,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	609,419	(16,615,706)	(74,267,735)	(162,967,742)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(3,379,159)	(17,730,756)	(34,403,646)
Total Distributions to Shareholders	—	(3,379,159)	(17,730,756)	(34,403,646)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	93,963,710	—	1,053,288,390
Payments for Shares Redeemed	(14,650,470)	(74,670,450)	(530,029,000)	(746,337,560)
Transaction Fees (See Note 1)	—	197	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(14,650,470)	19,293,457	(530,029,000)	306,950,830
Net Increase (Decrease) in Net Assets	$(14,041,051)	$(701,408)	$(622,027,491)	$109,579,442

NET ASSETS
Beginning of Period	$130,526,866	$131,228,274	$949,549,584	$839,970,142
End of Period	$116,485,815	$130,526,866	$327,522,093	$949,549,584

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	3,450,000	—	38,300,000
Redemptions	(600,000)	(2,750,000)	(24,400,000)	(28,200,000)
Net Increase (Decrease)	(600,000)	700,000	(24,400,000)	10,100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® Fund of Funds ETF		Pacer Global Cash Cows Dividend ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$381,650	$700,617	$15,645,395	$7,323,708
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	373,356	561,751	(10,145,378)	4,266,618
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(3,170,890)	(5,824,309)	(71,640,283)	(2,367,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,415,884)	(4,561,941)	(66,140,266)	9,222,524

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(640,806)	(15,828,801)	(6,929,204)
Total Distributions to Shareholders	—	(640,806)	(15,828,801)	(6,929,204)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	27,424,105	437,590,830	254,155,400
Payments for Shares Redeemed	(4,091,540)	(2,982,125)	(5,545,460)	(40,421,200)
Transaction Fees (See Note 1)	—	—	34,120	5,547
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(4,091,540)	24,441,980	432,079,490	213,739,747
Net Increase (Decrease) in Net Assets	$(6,507,424)	$19,239,233	$350,110,423	$216,033,067

NET ASSETS
Beginning of Period	$63,967,579	$44,728,346	$351,302,473	$135,269,406
End of Period	$57,460,155	$63,967,579	$701,412,896	$351,302,473

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	900,000	13,800,000	7,650,000
Redemptions	(150,000)	(100,000)	(200,000)	(1,300,000)
Net Increase (Decrease)	(150,000)	800,000	13,600,000	6,350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows 100 ETF		Pacer US Small Cap Cash Cows 100 ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$94,315,494	$25,666,070	$5,968,772	$9,347,372
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(434,570,364)	122,838,633	(121,660,176)	6,689,145
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	230,167,025	(69,877,441)	114,454,515	(94,081,950)
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,087,845)	78,627,262	(1,236,889)	(78,045,433)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(66,124,207)	(22,592,335)	(5,137,759)	(9,347,348)
Return of Capital	—	—	—	(5,679,191)
Total Distributions to Shareholders	(66,124,207)	(22,592,335)	(5,137,759)	(15,026,539)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,825,166,920	4,463,948,445	427,778,640	798,531,545
Payments for Shares Redeemed	(451,184,610)	(397,345,830)	(40,681,785)	(145,624,255)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,373,982,310	4,066,602,615	387,096,855	652,907,290
Net Increase (Decrease) in Net Assets	$4,197,770,258	$4,122,637,542	$380,722,207	$559,835,318

NET ASSETS
Beginning of Period	$4,554,750,146	$432,112,604	$831,674,981	$271,839,663
End of Period	$8,752,520,404	$4,554,750,146	$1,212,397,188	$831,674,981

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	103,800,000	93,400,000	11,700,000	18,800,000
Redemptions	(10,300,000)	(8,700,000)	(1,150,000)	(3,450,000)
Net Increase (Decrease)	93,500,000	84,700,000	10,550,000	15,350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer US Cash Cows Growth ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$4,197,781	$1,747,231	$44,918	$10,487
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,938,265)	(160,935)	(305,624)	(1,164,826)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(13,653,962)	(6,921,956)	377,257	(1,889,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,394,446)	(5,335,660)	116,551	(3,043,715)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(4,249,732)	(1,413,637)	(46,210)	(8,394)
Return of Capital	—	—	—	(5,331)
Total Distributions to Shareholders	(4,249,732)	(1,413,637)	(46,210)	(13,725)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	89,439,635	100,561,873	12,058,431	39,700,106
Payments for Shares Redeemed	—	(3,253,781)	—	(31,404,510)
Transaction Fees (See Note 1)	35,179	18,489	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	89,474,814	97,326,581	12,058,431	8,295,596
Net Increase (Decrease) in Net Assets	$67,830,636	$90,577,284	$12,128,772	$5,238,156

NET ASSETS
Beginning of Period	$111,345,887	$20,768,603	$8,859,250	$3,621,094
End of Period	$179,176,523	$111,345,887	$20,988,022	$8,859,250

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,450,000	3,200,000	350,000	1,000,000
Redemptions	—	(100,000)	—	(850,000)
Net Increase (Decrease)	3,450,000	3,100,000	350,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Emerging Markets Cash Cows 100 ETF		Pacer Cash Cows Fund of Funds ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$532,852	$490,522	$211,933	$86,602
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(925,240)	(91,093)	(117,193)	165,559
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(2,194,283)	(1,924,943)	(537,744)	(651,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,586,671)	(1,525,514)	(443,004)	(399,676)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(614,540)	(420,442)	(215,411)	(92,538)
Total Distributions to Shareholders	(614,540)	(420,442)	(215,411)	(92,538)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,240,645	11,756,449	20,305,725	10,590,215
Payments for Shares Redeemed	—	(2,635,631)	(3,024,290)	(3,409,181)
Transaction Fees (See Note 1)	2,964	3,835	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	5,243,609	9,124,653	17,281,435	7,181,034
Net Increase (Decrease) in Net Assets	$2,042,398	$7,178,697	$16,623,020	$6,688,820

NET ASSETS
Beginning of Period	$11,069,742	$3,891,045	$8,360,596	$1,671,776
End of Period	$13,112,140	$11,069,742	$24,983,616	$8,360,596

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	300,000	450,000	650,000	300,000
Redemptions	—	(100,000)	(100,000)	(100,000)
Net Increase (Decrease)	300,000	350,000	550,000	200,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Industrial Real Estate ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$300,502	$394,138	$4,199,690	$5,159,144
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,484,493)	3,221,011	(42,759,194)	28,814,310
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	705,358	(6,041,695)	(34,735,573)	(13,555,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,478,633)	(2,426,546)	(73,295,077)	20,417,513

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(198,877)	(417,075)	(3,895,356)	(3,888,598)
Total Distributions to Shareholders	(198,877)	(417,075)	(3,895,356)	(3,888,598)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,773,195	35,129,274	24,529,455	270,265,745
Payments for Shares Redeemed	(6,006,260)	(47,257,190)	(117,312,085)	(101,951,680)
Transaction Fees (See Note 1)	—	533	—	60,860
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,766,935	(12,127,383)	(92,782,630)	168,374,925
Net Increase (Decrease) in Net Assets	$3,089,425	$(14,971,004)	$(169,973,063)	$184,903,840

NET ASSETS
Beginning of Period	$33,172,437	$48,143,441	$384,989,717	$200,085,877
End of Period	$36,261,862	$33,172,437	$215,016,654	$384,989,717

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	350,000	1,050,000	600,000	5,450,000
Redemptions	(200,000)	(1,450,000)	(2,900,000)	(2,150,000)
Net Increase (Decrease)	150,000	(400,000)	(2,300,000)	3,300,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Data & Infrastructure Real Estate ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$12,119,969	$11,672,912	$453,078	$736,963
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(166,583,144)	94,925,590	(2,344,583)	(5,779,936)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(141,664,186)	(148,313,121)	(660)	787
Net Increase (Decrease) in Net Assets Resulting from Operations	(296,127,361)	(41,714,619)	(1,892,165)	(5,042,186)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(11,735,531)	(11,646,957)	(379,280)	(734,947)
Long-Term Capital Gain	—	(2,032,103)	—	—
Total Distributions to Shareholders	(11,735,531)	(13,679,060)	(379,280)	(734,947)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	92,830,145	688,968,095	—	22,991,205
Payments for Shares Redeemed	(171,725,535)	(454,063,560)	(8,344,395)	(3,708,195)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(78,895,390)	234,904,535	(8,344,395)	19,283,010
Net Increase (Decrease) in Net Assets	$(386,758,282)	$179,510,856	$(10,615,840)	$13,505,877

NET ASSETS
Beginning of Period	$1,299,320,555	$1,119,809,699	$80,388,468	$66,882,591
End of Period	$912,562,273	$1,299,320,555	$69,772,628	$80,388,468

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	2,850,000	17,100,000	—	600,000
Redemptions	(5,300,000)	(11,550,000)	(250,000)	(100,000)
Net Increase (Decrease)	(2,450,000)	5,550,000	(250,000)	500,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CSOP FTSE China A50 ETF		Pacer BioThreat Strategy ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$111,323	$133,360	$31,521	$42,586
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(171,409)	(938,327)	(106,037)	524,797
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,400,171)	(1,673,885)	(133,831)	(1,195,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,460,257)	(2,478,852)	(208,347)	(628,016)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	(153,101)	(30,650)	(42,336)
Return of Capital	—	(2,676)	—	—
Total Distributions to Shareholders	—	(155,777)	(30,650)	(42,336)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,373,565	—	6,439,360
Payments for Shares Redeemed	—	(3,938,245)	(1,355,050)	(4,573,800)
Transaction Fees (See Note 1)	—	20,781	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	—	(1,543,899)	(1,355,050)	1,865,560
Net Increase (Decrease) in Net Assets	$(1,460,257)	$(4,178,528)	$(1,594,047)	$1,195,208

NET ASSETS
Beginning of Period	$6,188,108	$10,366,636	$5,701,998	$4,506,790
End of Period	$4,727,851	$6,188,108	$4,107,951	$5,701,998

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	100,000	50,000	200,000
Redemptions	—	(200,000)	(50,000)	(150,000)
Net Increase (Decrease)	—	(100,000)	—	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Large Cap Alternator ETF		Pacer Lunt Midcap Multi Factor Alternator ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$3,864,908	$2,954,628	$220,140	$220,788
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(30,742,712)	36,680,396	(3,817,458)	164,291
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(56,725,448)	(40,395,418)	2,743,640	(5,818,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,603,252)	(760,394)	(853,678)	(5,433,909)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(3,958,154)	(2,774,225)	(223,720)	(220,791)
Return of Capital	—	—	—	(18,230)
Total Distributions to Shareholders	(3,958,154)	(2,774,225)	(223,720)	(239,021)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	427,311,480	1,047,719,120	7,596,715	69,078,310
Payments for Shares Redeemed	(62,312,555)	(620,083,945)	(4,678,160)	(63,219,085)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	364,998,925	427,635,175	2,918,555	5,859,225
Net Increase (Decrease) in Net Assets	$277,437,519	$424,100,556	$1,841,157	$186,295

NET ASSETS
Beginning of Period	$554,453,548	$130,352,992	$35,405,701	$35,219,406
End of Period	$831,891,067	$554,453,548	$37,246,858	$35,405,701

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	10,150,000	23,550,000	250,000	1,900,000
Redemptions	(1,650,000)	(13,900,000)	(150,000)	(1,750,000)
Net Increase (Decrease)	8,500,000	9,650,000	100,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Large Cap Multi Factor Alternator ETF		Pacer US Export Leaders ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$2,291,717	$1,501,671	$21,324	$7,672
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(29,241,413)	(1,351,273)	(274,207)	398,188
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	22,040,577	(22,556,438)	(153,049)	(755,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,909,119)	(22,406,040)	(405,932)	(350,119)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(2,271,423)	(1,367,759)	(17,925)	(7,727)
Return of Capital	—	—	—	(804)
Total Distributions to Shareholders	(2,271,423)	(1,367,759)	(17,925)	(8,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,175,045	367,366,855	5,442,270	4,175,840
Payments for Shares Redeemed	(76,835,370)	(119,751,630)	—	(2,010,389)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(51,660,325)	247,615,225	5,442,270	2,165,451
Net Increase (Decrease) in Net Assets	$(58,840,867)	$223,841,426	$5,018,413	$1,806,801

NET ASSETS
Beginning of Period	$267,094,779	$43,253,353	$3,827,363	$2,020,562
End of Period	$208,253,912	$267,094,779	$8,845,776	$3,827,363

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	700,000	9,200,000	150,000	100,000
Redemptions	(2,150,000)	(3,000,000)	—	(50,000)
Net Increase (Decrease)	(1,450,000)	6,200,000	150,000	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Pacific Asset Floating Rate High Income ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Period Ended April 30, 2022 (a)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
OPERATIONS
Net Investment Income (Loss)	$2,304,795	$1,307,992	$896,410	$1,142,713
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,088,178)	26,972	(23,314)	(66,878)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(2,922,882)	(1,694,753)	1,513,865	(1,259,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,706,265)	(359,789)	2,386,961	(183,606)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,337,015)	(1,211,347)	(953,333)	(1,145,455)
Total Distributions to Shareholders	(2,337,015)	(1,211,347)	(953,333)	(1,145,455)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	54,580,182	53,405,601	2,443,495	—
Payments for Shares Redeemed	(58,379,130)	(1,959,872)	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(3,798,948)	51,445,729	2,443,495	—
Net Increase (Decrease) in Net Assets	$(9,842,228)	$49,874,593	$3,877,123	$(1,329,061)

NET ASSETS
Beginning of Period	$81,662,783	$31,788,190	$27,911,067	$29,240,128
End of Period	$71,820,555	$81,662,783	$31,788,190	$27,911,067

(a)	For the period ended July 1, 2021 to April 30, 2022. See Note 1 to Financial Statements.
(b)	Shares of Predecessor Fund converted into Fund Shares at the close of business on October 22, 2021. See Note 1 to the Financial Statements. Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	1,200,000	1,100,000	50,000	—
Redemptions	(1,280,000)	(40,000)	—	—
Net Increase (Decrease)	(80,000)	1,060,000	50,000	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF		Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022 (a)	For the Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$7,778	$7,393	$280,677	$96,485
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(10,521)	98,339	(269,657)	(142,024)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	(90,816)	(196,410)	(2,464,991)	(4,411,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,559)	(90,678)	(2,453,971)	(4,456,622)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(45,655)	(7,393)	(2,316,678)	(96,485)
Return of Capital	—	(53,832)	—	(1,275,430)
Total Distributions to Shareholders	(45,655)	(61,225)	(2,316,678)	(1,371,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold		3,093,585	28,334,379	60,883,974
Payments for Shares Redeemed		(1,077,040)	(854,544)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	—	2,016,545	27,479,835	60,883,974
Net Increase (Decrease) in Net Assets	$(139,214)	$1,864,642	$22,709,186	$55,055,437

NET ASSETS
Beginning of Period	$1,864,642	$—	$55,055,437	$—
End of Period	$1,725,428	$1,864,642	$77,764,623	$55,055,437

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	—	75,000	960,000	1,740,000
Redemptions	—	(25,000)	(30,000)	—
Net Increase (Decrease)	—	50,000	930,000	1,740,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
	For the Period Ended October 31, 2022 (a) (Unaudited)	For the Period Ended October 31, 2022 (a) (Unaudited)
OPERATIONS
Net Investment Income (Loss)	$7,363	$2,760
Net Realized Gain (Loss) on Investments	(234)	495
Change in Unrealized Appreciation (Depreciation) of Investments	(125,822)	(136,486)
Net Increase (Decrease) in Net Assets Resulting from Operations	(118,693)	(133,231)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions and Dividends	(6,131)	(1,401)
Total Distributions to Shareholders	(6,131)	(1,401)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	994,800	1,012,400
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	994,800	1,012,400
Net Increase (Decrease) in Net Assets	$869,976	$877,768

NET ASSETS
Beginning of Period	$—	$—
End of Period	$869,976	$877,768

(a)	The Fund commenced operations on June 8, 2022. The information presented is for the period from June 8, 2022 to October 31, 2022.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	40,000	40,000
Net Increase	40,000	40,000

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$37.54		$36.54	$26.99	$30.56	$28.41	$25.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.22		0.28	0.25	0.39	0.43	0.37
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.01)		1.03	9.65	(3.59)	2.01	2.84
Total from Investment Operations	0.21		1.31	9.90	(3.20)	2.44	3.21

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.31)	(0.35)	(0.37)	(0.29)	(0.28)
Total Distributions	—		(0.31)	(0.35)	(0.37)	(0.29)	(0.28)
Net Asset Value, End of Period	$37.75		$37.54	$36.54	$26.99	$30.56	$28.41
Total Return	0.56	%(b)	3.48%	36.86%	-10.71%	8.65%	12.56%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,117,769		$1,841,243	$1,894,772	$2,403,839	$2,163,990	$921,975

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.16	%(c)	0.71%	0.83%	1.25%	1.43%	1.32%
Portfolio Turnover Rate (d)	0	%(b)	58%	6%	5%	162%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$34.52		$35.63	$28.35	$30.95	$30.72	$28.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.18		— (f)	0.09	0.28	0.41	0.27
Net Realized and Unrealized Gain (Loss) on Investments (e)	(2.51)		(1.07)	7.36	(2.45)	0.10	2.66
Total from Investment Operations	(2.33)		(1.07)	7.45	(2.17)	0.51	2.93

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.04)	(0.17)	(0.43)	(0.28)	(0.21)
Total Distributions	—		(0.04)	(0.17)	(0.43)	(0.28)	(0.21)
Net Asset Value, End of Period	$32.19		$34.52	$35.63	$28.35	$30.95	$30.72
Total Return	-6.76	%(b)	-2.98%	26.34%	-7.11%	1.66%	10.42%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$521,470		$441,894	$452,474	$540,051	$761,305	$497,590

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.08	%(c)	0.01%	0.30%	0.96%	1.30%	0.91%
Portfolio Turnover Rate (d)	689	%(b)	16%	304%	143%	405%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$52.18		$54.01	$37.91	$36.00	$31.16	$26.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.18		(0.13)	0.01	0.15	0.26	0.11
Net Realized and Unrealized Gain (Loss) on Investments (e)	(2.08)		(1.70)	16.17	1.94	4.73	4.83
Total from Investment Operations	(1.90)		(1.83)	16.18	2.09	4.99	4.94

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		—	(0.08)	(0.18)	(0.15)	(0.10)
Total Distributions	—		—	(0.08)	(0.18)	(0.15)	(0.10)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 6)	—		—	0.00 (f)	—	—	—
Net Asset Value, End of Period	$50.28		$52.18	$54.01	$37.91	$36.00	$31.16
Total Return	-3.65	%(b)	-3.38%	42.69%	5.78%	16.04%	18.78%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$671,234		$688,816	$783,124	$739,258	$502,173	$211,906

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	0.69	%(c)	-0.22%	0.01%	0.40%	0.76%	0.38%
Portfolio Turnover Rate (d)	0	%(b)	7%	6%	61%	107%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$22.40		$24.33	$23.76	$26.77	$29.66	$27.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.10		0.34	0.10	0.54	0.74	0.51
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.01)		(1.89)	0.47	(2.61)	(3.16)	2.31
Total from Investment Operations	0.09		(1.55)	0.57	(2.07)	(2.42)	2.82

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.38)	—	(0.94)	(0.47)	(0.19)
Total Distributions	—		(0.38)	—	(0.94)	(0.47)	(0.19)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		— (f)	—	—	—	—
Net Asset Value, End of Period	$22.49		$22.40	$24.33	$23.76	$26.77	$29.66
Total Return	0.38	%(b)	-6.47%	2.38%	-8.18%	-8.07%	10.43%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$50,595		$45,925	$54,741	$91,488	$183,379	$158,703

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(c)	0.66%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	0.91	%(c)	1.39%	0.43%	2.04%	2.77%	1.69%
Portfolio Turnover Rate (d)	0	%(b)	7%	506%	12%	396%	228%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)
Net Asset Value, Beginning of Period	$24.40		$28.22	$23.42	$24.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.13		0.44	0.28	0.32
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.01)		(3.57)	4.72	(1.55)
Total from Investment Operations	0.12		(3.13)	5.00	(1.23)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.69)	(0.20)	(0.26)
Total Distributions	—		(0.69)	(0.20)	(0.26)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		0.00 (g)	—	—
Net Asset Value, End of Period	$24.52		$24.40	$28.22	$23.42
Total Return	0.52	%(c)	-11.46%	21.46%	-5.08	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$116,486		$130,527	$131,228	$151,038

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65%	0.65	%(d)
Net Investment Income (Loss) to Average Net Assets	1.04	%(d)	1.56%	1.15%	1.26	%(d)
Portfolio Turnover Rate (e)	0	%(c)	202%	161%	39	%(c)

(a)	Commencement of operations on May 02, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$23.33		$27.45	$25.77	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.52		0.80	1.09	0.33
Net Realized and Unrealized Gain (Loss) on Investments (f)	(3.01)		(4.17)	1.34	0.72
Total from Investment Operations	(2.49)		(3.37)	2.43	1.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.75)		(0.75)	(0.75)	(0.28)
Total Distributions	(0.26)		(0.75)	(0.75)	(0.28)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		—	0.00 (g)	—
Net Asset Value, End of Period	$20.09		$23.33	$27.45	$25.77
Total Return	-10.72	%(c)	-12.54%	9.53%	4.24	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$327,522		$949,550	$839,970	$144,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	4.77	%(d)	3.01%	4.04%	2.47	%(d)
Portfolio Turnover Rate (e)	471	%(c)	652%	55%	131	%(c)

(a)	Commencement of operations on October 22, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$27.81		$29.82	$23.81	$25.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.17		0.35	0.22	0.26
Net Realized and Unrealized Gain (Loss) on Investments (h)	(1.25)		(2.07)	5.96	(1.59)
Total from Investment Operations	(1.08)		(1.72)	6.18	(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.29)	(0.17)	(0.25)
Total Distributions	—		(0.29)	(0.17)	(0.25)
Net Asset Value, End of Period	$26.73		$27.81	$29.82	$23.81
Total Return	-3.91	%(d)	-5.87%	26.02%	-5.37	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$57,460		$63,968	$44,728	$27,378

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.15%	0.15%	0.15	%(e)
Net Investment Income (Loss) to Average Net Assets (f)	1.24	%(e)	1.16%	0.82%	1.03	%(e)
Portfolio Turnover Rate (g)	3	%(d)	5%	29%	6	%(d)

(a)	Commencement of operations on May 03, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excludes the impact of in-kind transactions.
(h)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$32.83		$31.10	$24.63	$31.19	$30.75	$28.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.80		1.39	1.17	1.32	1.21	1.07
Net Realized and Unrealized Gain (Loss) on Investments (e)	(4.03)		1.69	6.51	(6.60)	0.43	2.01
Total from Investment Operations	(3.23)		3.08	7.68	(5.28)	1.64	3.08

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.74)		(1.35)	(1.21)	(1.28)	(1.20)	(0.93)
Total Distributions	(0.74)		(1.35)	(1.21)	(1.28)	(1.20)	(0.93)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		— (f)	—	—	—	—
Net Asset Value, End of Period	$28.86		$32.83	$31.10	$24.63	$31.19	$30.75
Total Return	-9.82	%(b)	10.22%	32.05%	-17.32%	5.56%	10.86%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$701,413		$351,302	$135,269	$135,480	$210,505	$173,710

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	5.27	%(c)	4.32%	4.32%	4.52%	4.00%	3.50%
Portfolio Turnover Rate (d)	31	%(b)	39%	76%	91%	74%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net Asset Value, Beginning of Period	$47.94		$41.95	$25.17	$29.72	$28.98	$26.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.65		0.84	0.71	0.77	0.53	0.61
Net Realized and Unrealized Gain (Loss) on Investments (e)	(1.72)		5.87	16.76	(4.55)	0.67	2.84
Total from Investment Operations	(1.07)		6.71	17.47	(3.78)	1.20	3.45

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.44)		(0.72)	(0.69)	(0.77)	(0.46)	(0.60)
Total Distributions	(0.44)		(0.72)	(0.69)	(0.77)	(0.46)	(0.60)
Net Asset Value, End of Period	$46.43		$47.94	$41.95	$25.17	$29.72	$28.98
Total Return	-2.16	%(b)	16.08%	70.43%	-12.63%	4.28%	13.35%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,752,520		$4,554,750	$432,113	$190,027	$266,018	$28,981

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income (Loss) to Average Net Assets	2.84	%(c)	1.78%	2.23%	2.73%	1.82%	2.16%
Portfolio Turnover Rate (d)	57	%(b)	114%	104%	85%	122%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized
(c)	Annualized
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$38.06		$41.82	$20.76	$25.88	$26.17	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.23		0.72	0.11	0.27	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.68)		(3.37)	21.13	(5.12)	(0.29)	1.38
Total from Investment Operations	(0.45)		(2.65)	21.24	(4.85)	0.03	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.19)		(0.67)	(0.14)	(0.27)	(0.32)	(0.27)
Distributions from Return of Capital	—		(0.44)	(0.04)	—	—	—
Total Distributions	(0.19)		(1.11)	(0.18)	(0.27)	(0.32)	(0.27)
Net Asset Value, End of Period	$37.42		$38.06	$41.82	$20.76	$25.88	$26.17
Total Return	-1.12	%(c)	-6.57%	102.70%	-18.72%	0.20%	6.69	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,212,397		$831,675	$271,840	$14,534	$50,474	$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(d)	0.60%	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income (Loss) to Average Net Assets	1.24	%(d)	1.70%	0.33%	1.11%	1.21%	1.25	%(d)
Portfolio Turnover Rate (e)	47	%(c)	133%	123%	128%	123%	97	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$29.69		$31.95	$20.99	$27.08	$28.91	$25.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.84		1.03	0.66	0.74	0.85	0.60
Net Realized and Unrealized Gain (Loss) on Investments (f)	(4.81)		(2.43)	10.98	(6.05)	(2.01)	3.53
Total from Investment Operations	(3.97)		(1.40)	11.64	(5.31)	(1.16)	4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.84)		(0.87)	(0.68)	(0.78)	(0.67)	(0.31)
Total Distributions	(0.84)		(0.87)	(0.68)	(0.78)	(0.67)	(0.31)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01		0.01	0.00 (g)	—	—	—
Net Asset Value, End of Period	$24.89		$29.69	$31.95	$20.99	$27.08	$28.91
Total Return	-13.38	%(c)	-4.48%	56.41%	-20.04%	-3.92%	16.48	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$179,177		$111,346	$20,769	$20,991	$33,844	$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65	%(d)
Net Investment Income (Loss) to Average Net Assets	6.29	%(d)	3.28%	2.52%	2.96%	3.18%	2.42	%(d)
Portfolio Turnover Rate (e)	34	%(c)	71%	83%	149%	80%	25	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$35.44		$36.21	$22.89	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.12		0.04	0.14	0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.47)		(0.75)	13.37	(1.90)
Total from Investment Operations	(0.35)		(0.71)	13.51	(1.62)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.11)		(0.04)	(0.19)	(0.27)
Distributions from Return of Capital	—		(0.02)	—	—
Total Distributions	(0.11)		(0.06)	(0.19)	(0.27)
Net Asset Value, End of Period	$34.98		$35.44	$36.21	$22.89
Total Return	-0.96	%(c)	-1.98%	59.29%	-6.52	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$20,988		$8,859	$3,621	$1,144

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	0.70	%(d)	0.10%	0.43%	1.16	%(d)
Portfolio Turnover Rate (e)	15	%(c)	76%	170%	166	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$22.14		$25.94	$19.11	$24.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.95		1.36	0.72	1.05
Net Realized and Unrealized Gain (Loss) on Investments (f)	(5.62)		(4.03)	6.91	(4.81)
Total from Investment Operations	(4.67)		(2.67)	7.63	(3.76)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.09)		(1.14)	(0.85)	(2.08)
Total Distributions	(1.09)		(1.14)	(0.85)	(2.08)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01		0.01	0.05	0.00
Net Asset Value, End of Period	$16.39		$22.14	$25.94	$19.11
Total Return	-21.47	%(c)	-10.67%	41.19%	-16.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$13,112		$11,070	$3,891	$956

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.71%	0.70%	0.70	%(d)
Net Investment Income (Loss) to Average Net Assets	9.91	%(d)	5.50%	3.12%	4.43	%(d)
Portfolio Turnover Rate (e)	39	%(c)	97%	109%	144	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$33.44		$33.44	$20.83	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.51		0.79	0.55	0.53
Net Realized and Unrealized Gain (Loss) on Investments (h)	(2.30)		—	12.56	(4.46)
Total from Investment Operations	(1.79)		0.79	13.11	(3.93)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.42)		(0.79)	(0.50)	(0.55)
Distributions from Return of Capital	—		—	—	(0.00	)(i)
Total Distributions	(0.42)		(0.79)	(0.50)	(0.55)
Net Asset Value, End of Period	$31.23		$33.44	$33.44	$20.83
Total Return	-5.27	%(d)	2.29%	63.73%	-15.71	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$24,984		$8,361	$1,672	$1,041

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.16%	0.15%	0.15	%(e)
Net Investment Income (Loss) to Average Net Assets (f)	3.24	%(e)	2.27%	2.09%	2.27	%(e)
Portfolio Turnover Rate (g)	5	%(d)	26%	9%	2	%(d)

(a)	Commencement of operations on May 03, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excludes the impact of in-kind transactions.
(h)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(i)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$30.16		$32.10	$23.92	$25.02	$25.02	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.27		0.26	0.14	0.33	0.38	0.10
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.25)		(1.94)	8.20	(1.10)	(0.01)	(0.05)
Total from Investment Operations	(0.98)		(1.68)	8.34	(0.77)	0.37	0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)		(0.26)	(0.16)	(0.33)	(0.37)	(0.05)
Total Distributions	(0.17)		(0.26)	(0.16)	(0.33)	(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		— (g)	—	—	—	—
Net Asset Value, End of Period	$29.01		$30.16	$32.10	$23.92	$25.02	$25.02
Total Return	-3.18	%(c)	-5.30%	35.00%	-3.04%	1.43%	0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$36,262		$33,172	$48,143	$51,428	$110,078	$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.61%	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.77	%(d)	0.79%	0.53%	1.38%	1.52%	1.04	%(d)
Portfolio Turnover Rate (e)	360	%(c)	448%	227%	676%	542%	131	%(c)

(a)	Commencement of operations on December 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$47.82		$42.12	$30.09	$29.42	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.62		0.78	0.63	0.77	0.65
Net Realized and Unrealized Gain (Loss) on Investments (f)	(10.45)		5.48	12.08	0.52	4.61
Total from Investment Operations	(9.83)		6.26	12.71	1.29	5.26

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.60)		(0.57)	(0.58)	(0.61)	(0.67)
Return of Capital	—		—	(0.10)	—	—
Long-Term Capital Gain	—		—	—	(0.01)	—
Total Distributions	(0.60)		(0.57)	(0.68)	(0.62)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 6)	—		0.01	0.00 (g)	—	—
Net Asset Value, End of Period	$37.39		$47.82	$42.12	$30.09	$29.42
Total Return	-20.51	%(c)	14.88%	42.70%	4.38%	21.62	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$215,017		$384,990	$200,086	$48,147	$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.61%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.99	%(d)	1.60%	1.75%	2.40%	2.60	%(d)
Portfolio Turnover Rate (e)	70	%(c)	43%	13%	29%	36	%(c)

(a)	Commencement of operations on May 14, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may not reconcile with the aggregate gain and losses in the statement of operations due to share transactions for the period.

(g)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$37.50		$38.48	$33.27	$28.36	$24.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.36		0.32	0.36	0.54	0.39
Net Realized and Unrealized Gain (Loss) on Investments (f)	(9.17)		(0.91)	5.39	4.92	3.93
Total from Investment Operations	(8.81)		(0.59)	5.75	5.46	4.32

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.35)		(0.33)	(0.37)	(0.49)	(0.44)
Long-Term Capital Gain	—		(0.06)	0.00	0.00	(0.01)
Return of Capital	—		0.00	(0.17)	(0.06)	(0.18)
Total Distributions	(0.35)		(0.39)	(0.54)	(0.55)	(0.63)
Net Asset Value, End of Period	$28.34		$37.50	$38.48	$33.27	$28.36
Total Return	-23.77	%(c)	-1.63%	17.46%	19.50%	17.89	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$912,562		$1,299,321	$1,119,810	$552,214	$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.62%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.13	%(d)	0.81%	1.02%	1.70%	1.55	%(d)
Portfolio Turnover Rate (e)	34	%(c)	23%	30%	28%	27	%(c)

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$34.95		$37.16	$25.23	$28.16	$25.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.20		0.34	0.26	0.50	0.25
Net Realized and Unrealized Gain (Loss) on Investments (g)	(0.94)		(2.21)	11.95	(3.00)	3.11
Total from Investment Operations	(0.74)		(1.87)	12.21	(2.50)	3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)		(0.34)	(0.28)	(0.43)	(0.21)
Total Distributions	(0.17)		(0.34)	(0.28)	(0.43)	(0.21)
Net Asset Value, End of Period	$34.04		$34.95	$37.16	$25.23	$28.16
Total Return (f)	-2.11	%(c)	-5.11%	48.66%	-8.80%	13.67	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$69,773		$80,388	$66,883	$60,554	$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.20	%(d)	0.89%	0.89%	1.75%	1.23	%(d)
Portfolio Turnover Rate (e)	102	%(c)	225%	217%	225%	262	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at April 30, 2022 and April 30, 2019.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net Asset Value, Beginning of Period	$17.39		$22.74	$16.18	$16.85		$15.30	$16.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.31		0.31	0.36	(0.07)		0.31	0.31
Net Realized and Unrealized Gain (Loss) on Investments (f)	(4.42)		(5.33)	6.54	0.15		1.48	(0.59)
Total from Investment Operations	(4.11)		(5.02)	6.90	0.08		1.79	(0.28)

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	—		(0.37)	(0.33)	(0.71)		(0.24)	(1.16)
Return of Capital	—		(0.01)	(0.01)	(0.04)		—	—
Total Distributions	—		(0.38)	(0.34)	(0.75)		(0.24)	(1.16)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—		0.05	0.00 (g)	—		—	—
Net Asset Value, End of Period	$13.28		$17.39	$22.74	$16.18		$16.85	$15.30
Total Return	-23.60	%(c)	-22.15%	42.73%	0.14	%(c)	12.05%	-2.34%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,728		$6,188	$10,367	$8,992		$12,740	$9,269

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.71%	0.70%	0.70	%(d)	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	3.69	%(d)	1.49%	1.73%	-0.66	%(d)	1.97%	1.84%
Portfolio Turnover Rate (d)	7	%(c)	59%	32%	193	%(c)	45%	20%

(a)	For the period October 1, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Period	$28.51		$30.05	$24.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.17		0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments (f)	(7.97)		(1.52)	5.53
Total from Investment Operations	(7.80)		(1.30)	5.69

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.17)		(0.24)	(0.15)
Return of Capital	—		—	—	(g)
Total Distributions	(0.17)
Net Asset Value, End of Period	$20.54		$28.51	$30.05
Total Return	-3.32	%(c)	-4.41%	23.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,108		$5,702	$4,507

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.71%	0.70	%(d)
Net Investment Income (Loss) to Average Net Assets	1.25	%(d)	0.69%	0.65	%(d)
Portfolio Turnover Rate (e)	7	%(c)	17%	5	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Period	$43.15		$40.74	$23.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.21		0.48	0.41
Net Realized and Unrealized Gain (Loss) on Investments (f)	(4.19)		2.36	17.16
Total from Investment Operations	(3.98)		2.84	17.57

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.21)		(0.43)	(0.41)
Total Distributions	(0.21)		(0.43)	(0.41)
Net Asset Value, End of Period	$38.96		$43.15	$40.74
Total Return	-9.21	%(c)	6.97%	74.99	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$831,891		$554,454	$130,353

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.02	%(d)	1.09%	1.59	%(d)
Portfolio Turnover Rate (e)	143	%(c)	722%	193	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Period	$32.19		$37.07	$23.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.20		0.20	0.07
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.15)		(4.87)	13.26
Total from Investment Operations	(0.95)		(4.67)	13.33

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.20)		(0.19)	(0.07)
Distributions from Return of Capital	—		(0.02)	(0.03)
Total Distributions	(0.20)		(0.21)	(0.10)
Net Asset Value, End of Period	$31.04		$32.19	$37.07
Total Return	-2.91	%(c)	-12.66%	56.04	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$37,247		$35,406	$35,219

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.61%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	1.28	%(d)	0.55%	0.27	%(d)
Portfolio Turnover Rate (e)	253	%(c)	529%	322	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Period	$36.34		$37.61	$24.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.36		0.39	0.32
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.05)		(1.33)	13.14
Total from Investment Operations	(0.69)		(0.94)	13.46

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.35)		(0.33)	(0.27)
Total Distributions	(0.35)		(0.33)	(0.27)
Net Asset Value, End of Period	$35.30		$36.34	$37.61
Total Return	-1.87	%(c)	-2.58%	55.41	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$208,254		$267,095	$43,253

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.00	%(d)	0.98%	1.19	%(d)
Portfolio Turnover Rate (e)	221	%(c)	434%	304	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$38.27		$40.41	$25.15	$25.97	$24.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.13		0.12	0.14	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments (f)	(2.92)		(2.13)	15.27	(0.82)	0.98
Total from Investment Operations	(2.79)		(2.01)	15.41	(0.66)	1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.10)		(0.12)	(0.15)	(0.16)	(0.08)
Distribution from Return of Capital	—		(0.01)	—	—	—
Total Distributions	(0.10)		(0.13)	(0.15)	(0.16)	(0.08)
Net Asset Value, End of Period	$35.38		$38.27	$40.41	$25.15	$25.97
Total Return	-7.27	%(c)	-5.00%	61.47%	-2.53%	4.33	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,846		$3,827	$2,021	$1,257	$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.61%	0.60%	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	0.69	%(d)	0.29%	0.43%	0.61%	0.50	%(d)
Portfolio Turnover Rate (e)	33	%(c)	79%	111%	79%	55	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Period Ended April 30, 2022 (a)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$47.76		$48.90		$46.52	$48.73	$48.87	$49.35	$48.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	1.39		1.47		1.47	1.90	2.10	1.78	1.73
Net Realized and Unrealized Gain (Loss) on Investments (f)	(3.68)		(1.29)		2.47	(2.20)	(0.15)	(0.63)	0.58
Total from Investment Operations	(2.29)		0.18		3.94	(0.30)	1.95	1.15	2.31

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.41)		(1.32)		(1.56)	(1.91)	(2.09)	(1.63)	(1.69)
Total Distributions	(1.41)		(1.32)		(1.56)	(1.91)	(2.09)	(1.63)	(1.69)
Net Asset Value, End of Period	$44.06		$47.76		$48.90	$46.52	$48.73	$48.87	$49.35
Total Return	-4.78	%(c)	0.34	%(c)	8.63%	-0.70%	4.09%	2.36%	4.78%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$71,821		$81,663		$31,788	$27,911	$29,240	$29,323	$27,143

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.62	%(d)	0.68%	1.06%	1.63%	1.62%	1.39%
Expenses to Average Net Assets After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	N/A		N/A		0.86%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (Loss) to Average Net Assets	6.12	%(d)	3.63	%(d)	3.04%	3.98%	4.31%	3.61%	3.49%
Portfolio Turnover Rate (e)	56	%(c)	37	%(c)	35%	48%	70%	73%	52%

(a)	For the period ended July 1, 2021 to April 30, 2022. See Note 1 to Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022(a)
Net Asset Value, Beginning of Period	$37.29		$40.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.16		0.15
Net Realized and Unrealized Gain (Loss) on Investments (f)	(2.03)		(2.15)
Total from Investment Operations	(1.87)		(2.00)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.91)		(0.15)
Distributions from Return of Capital	—		(1.07)
Total Distributions	(0.91)		(1.22)
Net Asset Value, End of Period	$34.51		$37.29
Total Return	-4.92	%(c)	-5.21	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,725		$1,865

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.88	%(d)	0.45	%(d)
Portfolio Turnover Rate (e)	1	%(c)	57	%(c)

(a)	Commencement of operations on July 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022(a)
Net Asset Value, Beginning of Period	$31.64		$34.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.13		0.12
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.60)		(1.73)
Total from Investment Operations	(1.47)		(1.61)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.04)		(0.10)
Distributions from Return of Capital	—		(1.30)
Total Distributions	(1.04)		(1.40)
Net Asset Value, End of Period	$29.13		$31.64
Total Return	-4.55	%(c)	-5.00	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$77,765		$55,055

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.88	%(d)	0.42	%(d)
Portfolio Turnover Rate (e)	3	%(c)	7	%(c)

(a)	Commencement of operations on July 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2022 (a) (Unaudited)
Net Asset Value, Beginning of Period	$24.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.19
Net Realized and Unrealized Gain (Loss) on Investments (c)	(3.16)
Total from Investment Operations	(2.97)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.15)
Total Distributions	(0.15)
Net Asset Value, End of Period	$21.75
Total Return	-11.91	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$870

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)
Net Investment Income (Loss) to Average Net Assets	2.02	%(e)
Portfolio Turnover Rate (d)	1	%(f)

(a)	Commencement of operations on June 8, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2022 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.07
Net Realized and Unrealized Gain (Loss) on Investments (c)	(3.40)
Total from Investment Operations	(3.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.04)
Total Distributions	(0.04)
Net Asset Value, End of Period	$21.94
Total Return	-13.16	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$878

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)
Net Investment Income (Loss) to Average Net Assets	0.76	%(e)
Portfolio Turnover Rate (d)	4	%(f)

(a)	Commencement of operations on June 8, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, ODDS and BULD’s fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, TRPL which generally consist of 25,000 shares, QDPL which generally consist of 30,000 shares, and FLRT, SHPP and TRFK which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Pacific Global Senior Loan ETF (FLRT or the “Predecessor Fund”) is the successor to interest and has the same investment objective that was included as a series of another investment company, Pacific Global ETF Trust, and that was advised by Pacific Global Advisors LLC and Sub-Advised by Pacific Asset Management LLC. On October 20, 2021, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Pacer Pacific Asset Floating Rate High Income ETF, and effective as of the close of business on October 22, 2021, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Pacer Pacific Asset Floating Rate High Income ETF. For financial reporting purposes, assets received and shares issued by FLRT were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of FLRT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Pacer Pacific Asset Floating Rate High Income ETF in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was June 30. The reporting period ended April 30, 2022 for FLRT is July 1, 2021 through April 30, 2022. Operations prior to October 25, 2021 were for the Predecessor Fund. The net assets were $36,716,030, including $47,406 of net unrealized appreciation, $24,639 of undistributed (accumulated) net investment income, and ($649,269) of undistributed (accumulated) net realized loss and shares outstanding were 750,000, all of which were transferred into the Trust at NAV at the close of business on October 22, 2021.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds, except AFTY which may charge up to a maximum of 8% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	$500	*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	500	*
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Cboe	300
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	2,000	*
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	8,000	*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500	*

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	$300
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,500
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017	Cboe	300
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,500
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500
Pacer CSOP FTSE China A50 ETF	AFTY	March 10, 2015	NYSE	300
Pacer BioThreat Strategy ETF	VIRS	June 24, 2020	Cboe	300
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	TRPL	July 12, 2021	NYSE	300
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	750
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	2,000

*

For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® International Index	Non-Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
TRND	Pacer Trendpilot Fund of Funds Index	Non-Diversified
GCOW	Pacer Global Cash Cows Dividends Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Non-Diversified
HERD	Pacer Cash Cows Fund of Funds Index	Non-Diversified
PWS	Pacer WealthShield Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
SZNE	CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
AFTY	FTSE China A50 Net Total Return Index	Diversified
VIRS	LifeSci BioThreat Strategy Index	Non-Diversified

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Ticker	Index	Diversification
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Non-Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PEXL	Pacer US Export Leaders Index	Diversified
TRPL	Metaurus US Large Cap Dividend Multiplier Index – Series 300	Non-Diversified
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a non-diversified Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$69,585,935	$2,050,991,308	$—	$—	2,120,577,243
Total Investments in Securities	$69,585,935	$2,050,991,308	$—	$—	$2,120,577,243

^	See Schedule of Investments for further breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$38,412,509	$483,231,489	$—	$—	521,643,998
Total Investments in Securities	$38,412,509	$483,231,489	$—	$—	$521,643,998

^	See Schedule of Investments for further breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$319,534,239	$—	$—	$—	$319,534,239
Short-Term Investments	19,853,625	332,102,327	—	—	351,955,952
Investments Purchased with Proceeds from Securities Lending	—	—	—	42,974,735	42,974,735
Total Investments in Securities	$339,387,864	$332,102,327	$—	$42,974,735	$714,464,926

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,044	$—	$47,792		$51,836
Short-Term Investments	1,448,048	48,804,658	—	—	50,252,706
Total Investments in Securities	$1,452,092	$48,804,658	$47,792	$—	$50,304,542

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2022
Common Stocks	$ 34,030	$ —	$ 13,762	$ —	$ —	$ —	$ —	$ 47,792

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input(a)
Common Stocks	$5,972	Last Trade Price	Stale Data	4.80 EUR
Common Stocks	$41,820	US Line	Delisting	10.59 EUR

(a)	Table presents information for two securities: FF Group, which has been valued at 4.80 EUR throughout the period and TechnipFMC PLC which has been valued between 5.6251 - 10.9200 EUR.

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$10,123	$—	$—	$—	$10,123
Preferred Stocks	484	—	—	—	484
Short-Term Investments	3,780,803	112,471,293	—	—	116,252,096
Total Investments in Securities	$3,791,410	$112,471,293	$—	$—	$116,262,703

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$322,530,692	$—	$—	$322,530,692
Investments Purchased with Proceeds from Securities Lending	—	—	—	12,837,594	12,837,594
Total Investments in Securities	$—	$322,530,692	$—	$12,837,594	$335,368,286

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$57,343,058	$—	$—	$—	$57,343,058
Short-Term Investments	127,287	—	—	—	127,287
Total Investments in Securities	$57,470,345	$—	$—	$—	$57,470,345

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$687,228,716	$—	$—	$—	$687,228,716
Preferred Stocks	12,651,517	—	—	—	12,651,517
Short-Term Investments	105,413	—	—	—	105,413
Investments Purchased with Proceeds from Securities Lending	—	—	—	96,835,987	96,835,987
Total Investments in Securities	$699,985,646	$—	$—	$96,835,987	$796,821,633

^	See Schedule of Investments for country breakouts.

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$8,484,856,909	$—	$—	$—	$8,484,856,909
Real Estate Investment Trusts	236,092,578	—	—	—	236,092,578
Short-Term Investments	8,330,964	—	—	—	8,330,964
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,131,458,005	1,131,458,005
Total Investments in Securities	$8,729,280,451	$—	$—	$1,131,458,005	$9,860,738,456

^	See Schedule of Investments for sector breakouts.

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,177,919,712	$—	$—	$—	$1,177,919,712
Real Estate Investment Trusts	34,097,313	—	—	—	34,097,313
Short-Term Investments	1,734,674	—	—	—	1,734,674
Investments Purchased with Proceeds from Securities Lending	—	—	—	361,989,914	361,989,914
Total Investments in Securities	$1,213,751,699	$—	$—	$361,989,914	$1,575,741,613

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$175,195,838	$—	$—	$—	$175,195,838
Preferred Stocks	3,372,153	—	—	—	3,372,153
Short-Term Investments	114,775	—	—	—	114,775
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,586,519	20,586,519
Total Investments in Securities	$178,682,766	$—	$—	$20,586,519	$199,269,285

^	See Schedule of Investments for country breakouts.

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$20,972,354	$—	$—	$—	$20,972,354
Short-Term Investments	11,952	—	—	—	11,952
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,864,668	2,864,668
Total Investments in Securities	$20,984,306	$—	$—	$2,864,668	$23,848,974

^	See Schedule of Investments for sector breakouts.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$11,444,448	$—	$0	$—	$11,444,448
Preferred Stocks	1,398,698	—	—	—	1,398,698
Mutual Funds	46,308	—	—	—	46,308
Short-Term Investments	135,561	—	—	—	135,561
Investments Purchased with Proceeds from Securities Lending	—	—	—	237,400	237,400
Total Investments in Securities	$13,025,015	$—	$—	$237,400	$13,262,415

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW (a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2022
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input(a)
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0.00

(a)	Table presentes information for eleven securities, which due to the Russian foreign exchange restrictions, are not actively traded.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$24,970,356	$—	$—	$—	$24,970,356
Short-Term Investments	16,036	—	—	—	16,036
Total Investments in Securities	$24,986,392	$—	$—	$—	$24,986,392

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$14,620,384	$—	$—	$—	$14,620,384
Contingent Value Rights	—	—	2,886	—	2,886
Short-Term Investments	4,424,448	19,876,965	—	—	24,301,413
Total Investments in Securities	$19,044,832	$19,876,965	$2,886	$—	$38,924,683

^	See Schedule of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2022
Contingent Value Rights	$ 2,886	$ —	$ —	$ —	$ —	$ —	$ —	$ 2,886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$2,886	Acquisition Price	Stale Data	$0.46

(a)	Table presents information for one security, which has been valued at $0.46 throughout the period.

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$10,867,872	$—	$—	$—	$10,867,872
Real Estate Investment Trusts	197,235,511	—	—	—	197,235,511
Short-Term Investments	609,670	—	—	—	609,670
Investments Purchased with Proceeds from Securities Lending	—	—	—	31,600,088	31,600,088
Total Investments in Securities	$208,713,053	$—	$—	$31,600,088	$240,313,141

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$301,118,724	$—	$—	$—	$301,118,724
Real Estate Investment Trusts	604,020,369	—	—	—	604,020,369
Short-Term Investments	1,832,094	—	—	—	1,832,094
Investments Purchased with Proceeds from Securities Lending	—	—	—	69,760,923	69,760,923
Total Investments in Securities	$906,971,187	$—	$—	$69,760,923	$976,732,110

^	See Schedule of Investments for sector breakouts.

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$69,384,094	$—	$—	$—	$69,384,094
Short-Term Investments	59,281	—	—	—	59,281
Investments Purchased with Proceeds from Securities Lending	—	—	—	9,105,652	9,105,652
Total Investments in Securities	$69,443,375	$—	$—	$9,105,652	$78,549,027

^	See Schedule of Investments for sector breakouts.

AFTY

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,693,077	$—	$—	$—	$4,693,077
Short-Term Investments	31,851	—	—	—	31,851
Total Investments in Securities	$4,724,928	$—	$—	$—	$4,724,928

^	See Schedule of Investments for sector breakouts.

VIRS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,102,870	$—	$—	$—	$4,102,870
Short-Term Investments	2,845	—	—	—	2,845
Investments Purchased with Proceeds from Securities Lending	—	—	—	432,497	432,497
Total Investments in Securities	$4,105,715	$—	$—	$432,497	$4,538,212

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$831,554,490	$—	$—	$—	$831,554,490
Short-Term Investments	473,254	—	—	—	473,254
Investments Purchased with Proceeds from Securities Lending	—	—	—	88,557,948	88,557,948
Total Investments in Securities	$832,027,744	$—	$—	$88,557,948	$920,585,692

^	See Schedule of Investments for sector breakouts.

PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$36,450,494	$—	$—	$—	$36,450,494
Real Estate Investment Trusts	770,406	—	—	—	770,406
Short-Term Investments	36,790	—	—	—	36,790
Investments Purchased with Proceeds from Securities Lending	—	—	—	8,258,734	8,258,734
Total Investments in Securities	$37,257,690	$—	$—	$8,258,734	$45,516,424

^	See Schedule of Investments for sector breakouts.

PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$196,038,260	$—	$—	$—	$196,038,260
Real Estate Investment Trusts	11,269,251	—	—	—	11,269,251
Short-Term Investments	946,116	—	—	—	946,116
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,268,142	20,268,142
Total Investments in Securities	$208,253,627	$—	$—	$20,268,142	$228,521,769

^	See Schedule of Investments for sector breakouts.

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$8,755,353	$—	$—	$—	$8,755,353
Real Estate Investment Trusts	81,001	—	—	—	81,001
Short-Term Investments	9,465	—	—	—	9,465
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,344,952	1,344,952
Total Investments in Securities	$8,845,819	$—	$—	$1,344,952	$10,190,771

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Bank Loans	$—	$39,659,187	$—	$—	$39,659,187
Corporate Bonds	—	7,565,608	—	—	7,565,608
Asset-Backed Securities	—	21,651,939		—	21,651,939
Exchange Traded Funds	1,180,510	—	—	—	1,180,510
Closed-End Funds	24,898	—	—	—	24,898
Short-Term Investments	5,728,283	—	—	—	5,728,283
Total Investments in Securities	$6,933,691	$68,876,734	$—	$—	$75,810,425

^	See Schedule of Investments for sector breakouts.

TRPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,548,087	$—	$—	$—	$1,548,087
Real Estate Investment Trusts	40,888	—	—	—	40,888
Short-Term Investments	35,883	—	—	—	35,883
Total Investments in Securities	1,624,858	—	—	—	$1,624,858
Other Financial Instruments (a)					—
Futures Contracts	$133	$—	$—	$—	$133

^	See Schedule of Investments for sector breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

QDPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$66,713,247	$—	$—	$—	$66,713,247
Real Estate Investment Trusts	1,762,755	—	—	—	1,762,755
Short-Term Investments	2,929,607	—	—	—	2,929,607
US Government Notes/Bonds	—	4,867,297	—	—	4,867,297
Total Investments in Securities	71,405,609	4,867,297	—	—	76,272,906

Other Financial Instruments (a)
Futures Contracts	$73,647	$—	$—	$—	$73,647

^	See Schedule of Investments for industry breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

TRFK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$875,845	$—	$—	$—	$875,845
Short-Term Investments	2,233	—	—	—	2,233
Total Investments in Securities	$878,078	$—	$—	$—	$878,078

^	See Schedule of Investments for sector breakouts.

SHPP

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$845,298	$—	$—	$—	$845,298
Exchange Traded Funds	20,502	—	—	—	20,502
Short-Term Investments	2,840	—	—	—	2,840
Total Investments in Securities	$868,640	$—	$—	$—	$868,640

^	See Schedule of Investments for sector breakouts.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2022, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in each of the Fund’s 2022 tax returns. During the year/period ended April 30, 2022, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for PTLC, PTMC, PTNQ, PTEU, PTIN, TRND, and AFTY, are declared and paid on an annual basis. GCOW, COWZ, CALF, ICOW, PWS, PEXL, INDS, SRVR, SZNE, BUL, ECOW, HERD, VIRS, ALTL, PAMC, PALC, TRPL, QDPL, SHPP and TRFK are declared and paid on a quarterly basis. FLRT and PTBD are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	(424,859,325)	424,859,325
PTMC	(47,080,888)	47,080,888
PTNQ	(115,946,441)	115,946,441
PTEU	(333,007)	333,007
PTIN	(14,509,524)	14,509,524
PTBD	(12,354,230)	12,354,230
TRND	(583,509)	583,509
GCOW	(8,060,321)	8,060,321
COWZ	(119,756,133)	119,756,133
CALF	(30,604,251)	30,604,251
ICOW	(881,143)	881,143
BUL	(932,219)	932,219
ECOW	(157,472)	157,472
HERD	(212,885)	212,885
PWS	(6,586,585)	6,586,585
INDS	(29,026,660)	29,026,660
SRVR	(90,466,164)	90,466,164
SZNE	(154,535)	154,535
AFTY	2,676	(2,676)
VIRS	(556,553)	556,553
ALTL	(76,074,041)	76,074,041
PAMC	(5,660,154)	5,660,154
PALC	(14,604,996)	14,604,996
PEXL	(352,539)	352,539
TRPL	(45,644)	45,644
QDPL	1,275,430	(1,275,430)
FLRT	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

SHPP and TRFK commenced operations after April 30, 2022.

During the fiscal year/period ended April 30, 2022, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid- in-capital.

PTLC	$425,464,379
PTMC	47,052,055
PTNQ	133,074,735
PTEU	862,772
PTIN	14,922,002
PTBD	15,528,274
TRND	627,315
GCOW	8,296,440
COWZ	122,848,890
CALF	37,606,314
ICOW	881,143
BUL	(841,357)
ECOW	210,906
HERD	213,706
PWS	6,611,900
INDS	29,746,781
SRVR	94,280,539
SZNE	166,594
AFTY	—
VIRS	568,961
ALTL	78,914,614
PAMC	6,294,585
PALC	15,371,108
PEXL	378,356
TRPL	99,468
QDPL	—
FLRT	—	(a)

(a)	For the period ended July 1, 2021 to April 30, 2022.

SHPP and TRFK commenced operations after April 30, 2022.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
PTLC	0.60%
PTMC	0.60%
PTNQ	0.65%

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Annual Rate of Average Daily Net Assets
PTEU	0.65%
PTIN	0.65%
PTBD	0.60%
TRND	0.15%
GCOW	0.60%
COWZ	0.49%
CALF	0.59%
ICOW	0.65%
BUL	0.60%
ECOW	0.70%
HERD	0.15%
PWS	0.60%
INDS	0.60%
SRVR	0.60%
SZNE	0.60%
AFTY	0.70%
VIRS	0.70%
ALTL	0.60%
PAMC	0.60%
PALC	0.60%
PEXL	0.60%
TRPL	0.79%
QDPL	0.79%
FLRT	0.60%
TRFK	0.60%
SHPP	0.60%

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC (“Vident”) serves as the sub- adviser to PTBD, CSOP serves as the sub-adviser to AFTY, Metaurus Advisors, LLC, (“Metaurus”) serves as the sub-adviser to TRPL and QDPL and Pacific Asset Management LLC (“Pacific Asset”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident, CSOP, Metaurus and Pacific Asset are paid by the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and CSOP (the “Sub-Advisory Agreement”), CSOP is responsible for trading portfolio securities on behalf of AFTY, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of AFTY’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to AFTY, CSOP is compensated by the Adviser from the management fees paid by AFTY to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for trading portfolio securities on behalf of PTBD, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of PTBD’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.

Pusuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for trading portfolio securities on behalf of TRPL and QDPL, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of TRPL and QDPL respective Indexes, subject to the supervision of the Adviser and the Board. For the services it provides to TRPL and QDPL, Metaurus is compensated by the Adviser from the management fees paid by TRPL and QDPL to the Adviser.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset (the “Sub-Advisory Agreement”), Pacific Asset is responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Pacific Asset is compensated by the Adviser from the management fees paid by FLRT to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended October 31, 2022.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2022, the Funds in following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year/period ended October 31, 2022, the Funds (excluding TRND, HERD, AFTY, TRPL, QDPL, FLRT, TRFK and SHPP) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2022.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$—
PTMC	—
PTNQ	42,974,735
PTEU	—
PTIN	—
PTBD	12,837,594

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
TRND	$—
GCOW	96,835,987
COWZ	1,131,458,005
CALF	361,989,914
ICOW	20,586,519
BUL	2,864,668
ECOW	237,400
HERD	—
PWS	—
INDS	31,600,088
SRVR	69,760,923
SZNE	9,105,652
AFTY	—
VIRS	432,497
ALTL	88,557,948
PAMC	8,258,734
PALC	20,268,142
PEXL	1,344,952
TRPL	—
QDPL	—
FLRT	—
TRFK	—
SHPP	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – DERIVATIVES TRANSACTIONS

The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

The following table represents a summary of the value of derivative instruments as of October 31, 2022 and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2022:

TRPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$133

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2022 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	—	Equity Contracts - Futures	$5,500

QDPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$73,647

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2022 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	—	Equity Contracts - Futures	$308,440

The average monthly value of long futures during the period ended October 31, 2022 in TRPL was $191,050. The average monthly value of long futures during the period ended October 31, 2022 in QDPL was $9,975,525.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2022:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
TRPL
Futures Contracts
Morgan Stanley, LLC	$102,224	$—	$102,224	$102,224	$—	$—
QDPL
Futures Contracts
Morgan Stanley, LLC	1,690,912	—	1,690,912	1,690,912	—	—

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTNQ
Securities Lending	$42,974,735	$—	$42,974,735	$42,974,735	$—	$—
PTBD
Securities Lending	12,837,594	—	12,837,594	12,837,594	—	—
GCOW
Securities Lending	96,835,987	—	96,835,987	96,835,987	—	—
COWZ
Securities Lending	1,131,458,005	—	1,131,458,005	1,131,458,005	—	—
CALF
Securities Lending	361,989,914	—	361,989,914	361,989,914	—	—
ICOW
Securities Lending	20,586,519	—	20,586,519	20,586,519	—	—
BUL
Securities Lending	2,864,668	—	2,864,668	2,864,668	—	—
ECOW
Securities Lending	237,400	—	237,400	237,400	—	—
INDS
Securities Lending	31,600,088	—	31,600,088	31,600,088	—	—
SRVR
Securities Lending	69,760,923	—	69,760,923	69,760,923	—	—
SZNE
Securities Lending	9,105,652	—	9,105,652	9,105,652	—	—
VIRS
Securities Lending	432,497	—	432,497	432,497	—	—
ALTL
Securities Lending	88,557,948	—	88,557,948	88,557,948	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PAMC
Securities Lending	$8,258,734	$—	$8,258,734	$8,258,734	$—	$—
PALC
Securities Lending	20,268,142	—	20,268,142	20,268,142	—	—
PEXL
Securities Lending	1,344,952	—	1,344,952	1,344,952	—	—

NOTE 9 – INVESTMENT TRANSACTIONS

For the year/period ended October 31, 2022, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
PTLC	$—	$—	$—	$—	$—	$—
PTMC	475,035,906	418,600,054	—	23,431,306	—	—
PTNQ	344,417,744	1,091,913	14,210,814	9,742,461	—	—
PTEU	—	—	—	488	—	—
PTIN	—	7,997	—	455	—	—
PTBD	2,641,877,133	2,670,250,500	—	468,725,159	1,471,917,202	1,457,363,626
TRND	2,253,245	1,860,842	—	4,083,249	—	—
GCOW	202,900,054	179,062,535	414,816,322	5,441,284	—	—
COWZ	38,109,443,990	3,779,195,309	4,803,474,175	449,145,700	—	—
CALF	455,449,144	452,720,596	426,661,045	40,584,903	—	—
ICOW	57,432,685	45,879,887	78,448,243	—	—	—
BUL	2,008,696	1,967,075	12,022,983	—	—	—
ECOW	5,542,339	4,164,796	3,742,909	—	—	—
HERD	766,130	751,530	20,280,862	3,022,520	—	—
PWS	34,906,753	54,546,637	4,542,107	1,667,769	—	—
INDS	197,789,319	203,906,889	24,461,812	116,812,187	—	—
SRVR	384,407,388	388,747,530	91,020,886	169,167,593	—	—
SZNE	76,548,451	76,700,518	—	8,296,854	—	—
AFTY	500,064	402,174	—	—	—	—
VIRS	328,941	332,054	—	1,349,101	—	—
ALTL	1,057,451,377	1,054,965,580	424,983,846	62,055,113	—	—
PAMC	87,123,171	87,082,449	77,540,107	4,642,743	—	—
PALC	508,281,337	509,132,732	24,960,804	76,049,845	—	—
PEXL	2,109,052	2,017,836	5,416,059	—	—	—
FLRT	39,483,497	43,815,355	—	—	—	—
TRPL	23,418	49,607	—	—	—	—
QDPL	3,566,360	1,496,862	22,695,669	715,002	967,734	—
TRFK	38,925	38,632	1,011,536	—	—	—
SHPP	37,051	13,558	968,377	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.

The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S.Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2022	Purchases	Sales	Balance October 31, 2022
PTBD	544,421	72,100	(38,036)	578,485
PTIN	512,621	3,000	(48,711)	466,910
PTLC	331,507	3,500	(31,644)	303,363
PTMC	381,321	16,200	(41,881)	355,640
PTNQ	252,350	600	(26,259)	226,691

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$11,621,763	$427,512	$(26,909)	$(1,646,387)
PTIN	11,443,964	—	(50,652)	133,366
PTLC	11,456,504	—	177,142	(92,729)
PTMC	11,440,939	—	102,026	(909,265)
PTNQ	11,379,888	—	171,749	(655,875)
Total	57,343,058	427,512	373,356	(3,170,890)

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2022	Purchases	Sales	Balance October 31, 2022
BUL	44,165	123,562	(27,017)	140,710
CALF	42,955	117,617	(23,460)	137,112
COWZ	35,485	91,148	(17,087)	109,546
GCOW	53,671	140,070	(24,616)	169,125
ICOW	57,271	164,930	(24,588)	197,613

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$4,922,008	$9,018	$(69,342)	$50,167
CALF	5,140,329	14,095	(36,933)	69,345
COWZ	5,087,316	28,136	(6,130)	16,358
GCOW	4,884,330	74,410	(11,121)	(270,916)
ICOW	4,936,373	96,036	6,333	(402,698)
Total	24,970,356	221,695	(117,193)	(537,744)

NOTE 11 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2022 were as follows:

	PTLC	PTMC	PTNQ	PTEU	PTIN
Tax cost of investments	$1,197,906,243	$442,093,299	$791,186,353	$45,608,228	$70,917,239
Gross tax unrealized appreciation	5,539	13,055	—	487	3,607
Gross tax unrealized depreciation	(25,254)	—	(23,929)	(32,259)	(11,169)
Net tax unrealized appreciation (depreciation)	(19,715)	13,055	(23,929)	(31,772)	(7,562)
Undistributed ordinary income	3,251,380	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	3,251,380	—	—	—	—
Other accumulated (loss)	(342,998,560)	(85,269,851)	(47,111,020)	(50,920,936)	(24,526,653)
Total accumulated gain (loss)	$(339,766,895)	$(85,256,796)	$(47,134,949)	$(50,952,708)	$(24,534,215)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

	PTBD	TRND	GCOW	COWZ	CALF
Tax cost of investments	$1,076,596,498	$64,008,470	$403,475,319	$5,074,827,097	$1,159,066,283
Gross tax unrealized appreciation	356,394	3,910,631	21,233,507	273,920,091	43,606,791
Gross tax unrealized depreciation	(55,681,823)	(3,943,524)	(21,557,612)	(300,203,562)	(118,134,251)
Net tax unrealized appreciation (depreciation)	(55,325,429)	(32,893)	(324,105)	(26,283,471)	(74,527,460)
Undistributed ordinary income	4,682,286	97,780	1,589,181	3,502,339	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	4,682,286	97,780	1,589,181	3,502,339	—
Other accumulated (loss)	(139,989,721)	(588,904)	(31,946,150)	(41,066,959)	(36,149,313)
Total accumulated gain (loss)	$(190,632,864)	$(524,017)	$(30,681,074)	$(63,848,091)	$(110,676,773)

	ICOW	BUL	ECOW	HERD	PWS
Tax cost of investments	$127,322,025	$12,856,386	$13,230,603	$8,920,463	$39,548,109
Gross tax unrealized appreciation	6,820,671	263,290	937,564	101,196	478,594
Gross tax unrealized depreciation	(11,618,948)	(1,920,184)	(2,750,912)	(659,987)	(1,197,353)
Net tax unrealized appreciation (depreciation)	(4,798,277)	(1,656,894)	(1,813,348)	(558,791)	(718,759)
Undistributed ordinary income	438,015	—	108,252	5,656	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	438,015	—	108,252	5,656	—
Other accumulated (loss)	(5,484,138)	(495,368)	(230,984)	—	(22,885,148)
Total accumulated gain (loss)	$(9,844,400)	$(2,152,262)	$(1,936,080)	$(553,135)	$(23,603,907)

	INDS	SRVR	SZNE	AFTY	VIRS
Tax cost of investments	$434,507,707	$1,467,025,582	$93,488,926	$6,051,599	$8,353,255
Gross tax unrealized appreciation	42,368,815	101,947,062	37	999,411	235,261
Gross tax unrealized depreciation	(27,138,384)	(157,214,228)	(6,455)	(869,432)	(1,105,992)
Net tax unrealized appreciation (depreciation)	15,230,431	(55,267,166)	(6,418)	129,979	(870,731)
Undistributed ordinary income	1,270,595	—	4,837	—	367
Undistributed long-term gain	—	1,717,631	—	—	—
Total distributable earnings	1,270,595	1,717,631	4,837	—	367
Other accumulated (loss)	(839,404)	—	(19,963,415)	(1,465,998)	—
Total accumulated gain (loss)	$15,661,622	$(53,549,535)	$(19,964,996)	$(1,336,019)	$(870,364)

	ALTL	PAMC	PALC	PEXL	TRPL
Tax cost of investments	$604,282,674	$49,294,229	$327,993,307	$5,097,189	$1,954,188
Gross tax unrealized appreciation	3,771,557	1,849,535	9,365,536	163,909	87,185
Gross tax unrealized depreciation	(24,924,668)	(4,680,349)	(33,345,216)	(539,556)	(278,270)
Net tax unrealized appreciation (depreciation)	(21,153,111)	(2,830,814)	(23,979,680)	(375,647)	(191,085)
Undistributed ordinary income	203,751	—	154,942	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	203,751	—	154,942	—	—
Other accumulated (loss)	(40,787,957)	(6,423,850)	(13,582,133)	(159,294)	(6,462)
Total accumulated gain (loss)	$(61,737,317)	$(9,254,664)	$(37,406,871)	$(534,941)	$(197,547)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

	QDPL	FLRT
Tax cost of investments	$57,785,975	$91,916,140
Gross tax unrealized appreciation	1,999,531	37,527
Gross tax unrealized depreciation	(6,343,695)	(1,650,539)
Net tax unrealized appreciation (depreciation)	(4,344,164)	(1,613,012)
Undistributed ordinary income	—	118,897
Undistributed long-term gain	—	—
Total distributable earnings	—	118,897
Other accumulated (loss)	(208,943)	(690,710)
Total accumulated gain (loss)	$(4,553,107)	$(2,184,825)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2022 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2022, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$(230,987,298)	$(112,011,262)	Indefinite
PTMC	(84,756,736)	—	Indefinite
PTNQ	(30,168,104)	(16,475,195)	Indefinite
PTEU	(40,092,832)	(10,693,471)	Indefinite
PTIN	(19,596,784)	(4,325,607)	Indefinite
PTBD	(139,778,600)	(211,121)	Indefinite
TRND	(401,047)	(187,857)	Indefinite
GCOW	(12,199,255)	(19,706,117)	Indefinite
COWZ	(20,846,980)	(20,219,979)	Indefinite
CALF	(33,052,854)	(3,096,459)	Indefinite
ICOW	(3,387,695)	(2,045,871)	Indefinite
BUL	(460,683)	(34,685)	Indefinite
ECOW	(230,544)	—	Indefinite
HERD	—	—	Indefinite
PWS	(22,884,333)	—	Indefinite
INDS	(839,404)	—	Indefinite
SRVR	—	—	Indefinite
SZNE	(19,963,415)	—	Indefinite
AFTY	(1,253,834)	(198,061)	Indefinite
VIRS	—	—	Indefinite
ALTL	(40,787,957)	—	Indefinite
PAMC	(6,423,850)	—	Indefinite
PALC	(13,582,133)	—	Indefinite
PEXL	(125,091)	(34,203)	Indefinite
TRPL	(4,363)	(2,099)	Indefinite
QRPL	(77,507)	(131,436)	Indefinite
FLRT	(315,620)	(402,062)	Indefinite

At April 30, 2022, PTMC, PTNQ, PTEU, PWS, PTIN & AFTY deferred on a tax basis, post-December ordinary late-year losses of $513,115, $467,721, $111,659, $815, $555,739 and $14,103, respectively. None of the Funds deferred on a tax basis post-October capital losses.

SHPP and TRFK commenced operations after April 30, 2022.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2022 was as follows:

Ordinary Income
PTLC	$—
PTMC	—
PTNQ	—
PTEU	—
PTIN	—
PTBD	17,730,756
TRND	—
GCOW	15,828,801
COWZ	66,124,207
CALF	5,137,759
ICOW	4,249,732
BUL	46,210
ECOW	614,540
HERD	215,411
PWS	198,877
INDS	3,895,356
SRVR	11,735,531
SZNE	379,280
AFTY	—
VIRS	30,650
ALTL	3,958,154
PAMC	223,720
PALC	2,271,423
PEXL	17,925
TRPL	45,655
QDPL	2,316,678
FLRT	2,337,015
TRFK (a)	1,401
SHPP (a)	6,131

(a)	The Fund commenced operations on June 8, 2022. The information presented is for the period from June 8, 2022 to October 31, 2022.

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2022 was as follows:

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTLC	$15,230,924	$—	$—	$—
PTMC	541,282	—	—	—
PTNQ	—	—	—	—
PTEU	787,274	—	—	—
PTIN	3,379,159	—	—	—
PTBD	34,403,646	—	—	—
TRND	640,806	—	—	—
GCOW	6,929,204	—	—	—
COWZ	22,592,335	—	—	—
CALF	9,347,348	—	—	5,679,191
ICOW	1,413,637	—	—	—
BUL	8,394	—	—	5,331
ECOW	420,442	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
HERD	$92,538	$—	$—	$—
PWS	417,075	—	—	—
INDS	3,888,598	—	—	—
SRVR	11,646,957	—	2,032,103	—
SZNE	734,947	—	—	—
AFTY	153,101	—	—	2,676
VIRS	42,336	—	—	—
ALTL	2,774,225	—	—	—
PAMC	220,791	—	—	18,230
PALC	1,367,759	—	—	—
PEXL	7,727	—	—	804
TRPL	7,393	—	—	53,832
QDPL	96,485	—	—	1,275,430
FLRT (a)	1,211,347	—	—	—

(a)	For the period ended July 1, 2021 to April 30, 2022.

NOTE 13 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

NOTE 14 – RISKS

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

NOTE 15 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On November 23, 2022, the following Funds declared a distribution from ordinary income to shareholders of record as of November 28, 2022, Payable November 29, 2022, as follows:

	Ordinary Income	Per Share Amount
FLRT	$479,761	$0.30558042
PTBD	$1,707,569	$0.10945954

On December 21, 2022, the following Funds declared a distribution from ordinary income to shareholders of record as of December 23, 2022, Payable December 27, 2022, as follows:

	Ordinary Income	Per Share Amount
FLRT	$678,159	$0.40127752
PTBD	$2,300,954	$0.15868649

On December 21, 2022, the following Funds declared distributions from ordinary income to shareholders of record as of December 23, 2022, Payable December 29, 2022, as follows:

	Ordinary Income	Per Share Amount
AFTY	$100,794	$0.32951923
ALTL	$4,197,632	$0.16960130
BUL	$92,003	$0.08000261
CALF	$4,264,445	$0.11237010
COWZ	$70,315,209	$0.32085425
ECOW	$206,874	$0.14776715
GCOW	$11,086,304	$0.38097265
ICOW	$3,031,516	$0.36089477
INDS	$1,822,019	$0.31687288
PALC	$858,175	$0.13621826
PAMC	$135,070	$0.11745218
PEXL	$22,345	$0.07448334
PTEU	$273,384	$0.15621943
PTIN	$444,569	$0.09879312
PTLC	$26,415,381	$0.47086240
PTMC	$3,237,927	$0.25495481
PTNQ	$4,142,394	$0.30571174
PWS	$254,817	$0.24268286
SHPP	$4,414	$0.11035000
SRVR	$4,236,532	$0.14145349
SZNE	$266,211	$0.14789501
TRFK	$3,579	$0.08947500
VIRS	$7,763	$0.06210400

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Unaudited) (Continued)

On December 22, 2022, the following Funds declared a distribution from ordinary income to shareholders of record as of December 27, 2022, Payable December 30, 2022, as follows:

	Ordinary Income	Per Share Amount
HERD	$217,694	$0.24188223
TRND	$942,758	$0.45988197

On December 28, 2022, the following Funds declared distributions from ordinary income to shareholders of record as of December 30, 2022, Payable January 3, 2023, as follows:

	Ordinary Income	Per Share Amount
TRPL	$23,365	$0.46730000
QDPL	$1,591,800	$0.53060000

Effective November 1, 2022, PTNQ transfered its primary listing to The Nasdaq Stock Market, LLC.

Effective November 1, 2022, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the INDS, has contractually agreed to waive 5 basis points (0.05%) of its management fee in INDS until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Pacer Funds Board of Trustees, and may be renewed by the Adviser in its sole discretion.

Effective November 1, 2022, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the SRVR, has contractually agreed to waive 5 basis points (0.05%) of its management fee in SRVR until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Pacer Funds Board of Trustees, and may be renewed by the Adviser in its sole discretion.

On December 21, 2022, the Pacer Cash Cows Growth Leaders ETF commenced operations.

Pacer Funds

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the funds it advises.

On June 27, 2022, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Fund’s Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that several of the funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then confirmed with the Program Administrator that no material changes were made to the Program, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the funds within the Trust could not meet requests to redeem shares issued by the funds without significant dilution of remaining investors in the funds. Following this review and discussion, the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Fund’s liquidity risk, and that the Program has operated as intended during the past year.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains

For the fiscal year/period ended April 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
PTLC	100.00%	100.00%	0.00%
PTMC	100.00%	100.00%	0.00%
PTNQ	0.00%	0.00%	0.00%
PTEU	100.00%	3.37%	0.00%
PTIN	100.00%	3.10%	0.00%
PTBD	0.00%	0.00%	0.00%
TRND	62.88%	49.19%	0.00%
GCOW	100.00%	29.52%	0.00%
COWZ	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
ICOW	100.00%	0.61%	0.00%
BUL	100.00%	100.00%	0.00%
ECOW	75.64%	0.15%	0.00%
HERD	94.46%	43.76%	6.41%
PWS	100.00%	100.00%	0.00%
INDS	7.74%	0.09%	0.00%
SRVR	31.11%	11.35%	0.00%
SZNE	100.00%	100.00%	0.00%
AFTY	100.00%	0.00%	0.00%
VIRS	100.00%	100.00%	0.00%
ALTL	50.79%	50.70%	0.00%
PAMC	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%
TRPL	100.00%	100.00%	0.00%
QDPL	100.00%	100.00%	0.00%
FLRT	0.00%	0.00%	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	—	—	—	—
PTIN	—	—	—	—
PTBD	—	—	—	—
TRND	—	—	—	—
GCOW	6,456,856	382,698	0.60	0.04
COWZ	—	—	—	—
CALF	—	—	—	—
ICOW	2,268,164	192,676	0.60	0.05
BUL	—	—	—	—
ECOW	613,240	58,453	1.23	0.12
HERD	60,077	4,162	0.24	0.02
PWS	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
SZNE	—	—	—	—
AFTY	218,493	21,946	0.61	0.06
VIRS	—	—	—	—
ALTL	—	—	—	—
PAMC	—	—	—	—
PALC	—	—	—	—
PEXL	—	—	—	—
TRPL	—	—	—	—
QDPL	—	—	—	—
FLRT	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

PTBD

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 27, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Trendpilot US Bond ETF (PTBD or the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”) with respect to the Fund.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor, Sub-Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding the Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement; (2) the Advisor’s and Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor, respectively; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fee payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and Sub-Advisor, respectively. Representatives from the Advisor and the Sub-Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the services and fees, as well as other aspects of the Investment Advisory Agreement and Sub-Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: : (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; (iii) the fee paid to the Sub-Advisor by the Advisor; and (iv) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor and Sub-Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and each of the Advisor’s and Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that the Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of the Fund.

Based on its review, the Board determined that each of the Advisor and the Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to the Peer Group and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund (as applicable). The Board also considered other services provided to the Fund by the Advisor and Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Fund’s Peer Group. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisor’s Sub-Advisory Advisory Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to the Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees and the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor and the Sub-Advisor, respectively, to the Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement as to the Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

USAI, GCOW, COWZ, PTEU and PWS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 27, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU) and Pacer Wealthshield ETF (PWS) (each, a “Fund” and together, the “Funds”).

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services to be provided to a Fund by the Advisor; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale as it relates to each Fund.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each Fund relative to comparable funds managed by other investment advisers (each a “Peer Group”). The Board also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each Fund by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Fund’s Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with each Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of a Fund may grow in the future. In considering the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, each Fund’s shareholders benefited from the Advisor’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of each Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

BUL

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 21, 2022 and reconvened on April 6, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer US Cash Cows Growth ETF (the “Fund”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding the Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services to be provided to the Fund by the Advisor; (5) the advisory fee payable by the Fund to the Advisor for its services; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: : (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. The Trustees also considered the successful performance of the Advisor in managing the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and any potential conflicts.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by the Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to the Peer Group and other products managed by the Advisor with similar investment objectives and strategies as the Fund (as applicable). The Board also considered other services provided to the Fund by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Fund’s Peer Group. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of the Fund. For the Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Advisor’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to the Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

VIRS, PALC, ALTL and PAMC

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 27, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Bio Threat Strategy ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF and Pacer Lunt MidCap Multi-Factor Alternator ETF (each, a “Fund” and together, the “Funds”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services to be provided to a Fund by the Advisor; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to each Fund; (iii) potential economies of scale as it relates to each Fund; and (iv) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each Fund relative to comparable funds managed by other investment advisers (each a “Peer Group”). The Board also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each Fund by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Fund’s Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with each Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of a Fund may grow in the future. In considering the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, each Fund’s shareholders benefited from the Advisor’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of each Fund would not directly result in economies of scale for shareholders.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SHPP and TRFK

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 21, 2022 and reconvened on April 6, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Industrials and Logistics ETF and the Pacer Data and Digital Revolution (each, a “Fund,” together, the “Funds”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding the Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services to be provided to each Fund by the Advisor; (5) the advisory fee payable by each Fund to the Advisor for its services; (6) certain comparative information regarding each Fund’s expenses relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: : (i) the nature, extent and quality of the services to be provided by the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and Advisor, noting that the Advisor will be providing investment management services to each Fund. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to each Fund and discussed these services with the Advisor. Among other things, the Board considered the quality of the Advisor’s portfolio management personnel and the level of services provided to the existing funds in the Trust. The Advisor’s registration form (“Form ADV”) was provided to the Board, as was the Advisor’s response to the 15(c) questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Trustees considered the methodology of each Fund’s underlying index and the performance results provided at the Meeting for each such index. The Trustees also considered each Fund’s investment strategy and the manner in which the Advisor would manage each Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor.

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

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Costs of Services Provided and Economies of Scale. The Board reviewed the proposed expense ratio and the proposed advisory fee to be paid by each Fund, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Board took into consideration that the advisory fee was a “unified fee,” meaning that each Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Rule 12b-1 distribution plan. The Board noted that the Advisor would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with each Fund. The Board then evaluated the anticipated profitability of the Advisor with respect to its costs to manage each of the Funds.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund for an initial two year term. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	51	Director, First Cornerstone Bank (2000–2016)

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ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	51	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	51	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	51	0

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Justin Dausch Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1989	Chief Compliance Officer and AML Officer	Indefinite Term; since 2021	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 7 – SPECIAL MEETING OF SHAREHOLDERS

On November 15, 2021, a special meeting of the shareholders of each series of Pacer Funds Trust was held at the offices of the Administrator for the purpose of approving the election of two trustees to serve until his or her successor is elected and qualified.

Below are the voting results from the special meeting of the Trust:

Election of Trustee	For	Abstain
Colin C. Lake	187,708,430	1,376,292
Jane K. Sagendorph	187,795,703	1,289,019

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Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019

Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111

Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany

S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041

Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

CSOP Asset Management Limited
2802, Two Exchange Square, 8 Connaught Place Central, Hong Kong

Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030

Pacific Asset Management LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1/3/2023

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer (Principal Financial Officer)

Date	1/5/2023

*	Print the name and title of each signing officer under his or her signature.